Registration Statement No. 333-147646
811-04633

As Filed with the Securities and Exchange Commission on May 1, 2014

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933

Post-Effective Amendment No.   12           ☑

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

Amendment No.   79           ☑

Sun Life (N.Y.) Variable Account D
Registrant

Sun Life Insurance and Annuity Company of New York
Depositor

1115 Broadway, 12th Floor
New York, New York  10010
Depositor's Address

1-866-702-6998
Depositor's Telephone Number

Michael S. Bloom
Vice President and General Counsel
Sun Life Assurance Company of Canada (U.S.)
96 Worcester Street
Wellesley Hills, Massachusetts 02481
Name and Address of Agent For Service

It is proposed that this filing will become effective (check appropriate box)

☐ immediately upon filing pursuant to paragraph (b) of Rule 485
☑ on May 1, 2014 pursuant to paragraph (b) of Rule 485
☐ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐ on (date)pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:
☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PART A

Sun Prime Variable Universal Life Insurance
Sun Life (N.Y.) Variable Account D
A Flexible Premium Combination Fixed and Variable Universal Life Insurance Policy and Certificate
Prospectus
May 1, 2014

This prospectus describes combination fixed and variable universal life insurance issued by Sun Life Insurance and Annuity Company of New York (“we”, “us” or “Company”) through Sun Life (N.Y.) Variable Account D, one of our separate accounts.  Sun Prime Variable Universal Life is being offered on a group basis.  The group policy is held by a trust; individuals are issued Certificates under the group policy.  This prospectus describes all the features of the policy that relate to the Certificate.  The policy will never terminate as long as there is an active Certificate thereunder.  This prospectus contains important information You should understand before purchasing a Certificate.  We use certain special terms which are defined in Appendix A.  You should read this prospectus carefully and keep it for future reference.  You may choose among a number of Variable Sub-Accounts and a Fixed Account.  The Variable Sub-Accounts invest in shares of the following Funds:

ASSET ALLOCATION	LARGE CAP EQUITY
AllianceBernstein Balanced Wealth Strategy Portfolio (Class B)	Columbia Variable Portfolio - Marsico 21st Century Fund
BlackRock Global Allocation V.I. Fund (Class III)	(Class 2)
Fidelity® VIP Balanced Portfolio (Service Class 2)5	Fidelity® VIP Contrafund® Portfolio (Service Class 2)6
Franklin Founding Funds Allocation VIP Fund (Class 2)1,8,9	Fidelity® VIP Index 500 Portfolio (Service Class 2)6
Franklin Income VIP Fund (Class 2)10	Franklin Mutual Shares VIP Fund (Class 2)11
Invesco V.I. Equity and Income Fund (Series II)	Invesco V.I. Comstock Fund (Series II)
MFS® Conservative Allocation Portfolio (Initial Class)1	Invesco V.I. Core Equity Fund (Series I)
MFS® Global Tactical Allocation Portfolio (Service Class)	M Large Cap Growth Fund3
MFS® Growth Allocation Portfolio (Initial Class)1	M Large Cap Value Fund3
MFS® Moderate Allocation Portfolio (Initial Class)1	MFS® Growth Series (Initial Class)
MFS® Total Return Series (Service Class)	MFS® Research Series (Initial Class)
PIMCO Global Multi-Asset Managed Allocation Portfolio	MFS® Value Portfolio (Service Class)
(Administrative Class)1, 16	MFS® Value Series (Initial Class)
EMERGING MARKETS BOND	Oppenheimer Capital Appreciation Fund/VA (Service
PIMCO Emerging Markets Bond Portfolio (Administrative	Shares)
Class)	Oppenheimer Main Street Fund/VA (Service Shares)2
EMERGING MARKETS EQUITY	REAL ESTATE EQUITY
MFS® Emerging Markets Equity Portfolio (Service Class)	MFS® Global Real Estate Portfolio (Initial Class)
HIGH YIELD BOND	SHORT TERM BOND
MFS® High Yield Portfolio (Initial Class)	MFS® Limited Maturity Portfolio (Initial Class)
INTERMEDIATE TERM BOND	SMALL CAP EQUITY
Franklin U.S. Government Securities VIP Fund (Class 2)2,12	DWS Small Cap Index VIP (Class B)8
MFS® Bond Portfolio (Service Class)	Franklin Small Cap Value VIP Fund (Class 2)13
MFS® Government Securities Portfolio (Service Class)	M Capital Appreciation Fund3
MFS® Research Bond Series (Initial Class)	MFS® Blended Research Small Cap Equity Portfolio
PIMCO Total Return Portfolio (Administrative Class)2	(Initial Class)
INTERNATIONAL/GLOBAL EQUITY	MFS® New Discovery Series (Initial Class)
AllianceBernstein International Value Portfolio (Class B)2	MFS® New Discovery Value Portfolio (Initial Class)
Invesco V.I. International Growth Fund (Series I)	Wanger USA2,3
M International Equity Fund3	SPECIALTY/SECTOR EQUITY
MFS® International Growth Portfolio (Service Class)	MFS® Utilities Portfolio (Service Class)
MFS® Research International Portfolio (Service Class)	SPECIALTY/SECTOR COMMODITY
Oppenheimer Global Fund/VA (Service Shares)	PIMCO CommodityRealReturn® Strategy Portfolio
Templeton Growth VIP Fund (Class 2)14	(Administrative Class)
INTERNATIONAL/GLOBAL SMALL/MID CAP EQUITY	TARGET DATE
First Eagle Overseas Variable Fund3	Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)1,7,8
MID CAP EQUITY	Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)1,7,8
Fidelity® VIP Mid Cap Portfolio (Service Class 2)5	Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)1,7,8
Invesco V.I. American Value Fund (Series II)	MONEY MARKET
MFS® Mid Cap Growth Series Portfolio (Initial Class)	MFS® Money Market Portoflio (Initial Class)
MFS® Mid Cap Value Portfolio (Initial Class)	MULTI SECTOR BOND
The Universal Institutional Funds, Inc. Mid Cap Growth	Franklin Strategic Income VIP Fund (Class 2)15
Portfolio (Class II Shares)4	INFLATION-PROTECTED BOND
MFS® Inflation-Adjusted Bond Portfolio (Initial Class)
PIMCO Real Return Portfolio (Administrative Class)2

1
This Fund is a fund-of-funds, which invests substantially all of its assets in shares of other mutual funds.  This Fund may be more expensive than other Funds available under your Contract, as a fund-of-funds indirectly pays a portion of the management fees and other expenses incurred by the underlying mutual funds in which it invests.  As a result, You will bear, directly, the expenses of the Fund and, indirectly, a portion of the expenses of the underlying funds.   These expenses reduce the investment returns of both the Fund and the underlying funds.

2
For Certificates with Investment Start Dates on or after October 6, 2008, the following underlying Funds qre not available for investment by the Variable Sub-Accounts:  AllianceBernstein International Value Portfolio, Oppenheimer Main Street Fund/VA, PIMCO Real Return Portfolio, PIMCO Total Return Portfolio, Franklin U.S. Government Securities VIP Fund and Wanger USA.

3	This Fund does not have different share classes.
4	The Universal Institutional Funds, Inc. Portfolio uses Morgan Stanley UIF Portfolio as a marketing name.
5	This Portfolio is in Variable Insurance Products III.
6	This Portfolio is in Variable Insurance Products Fund II.
7	This Portfolio is in Variable Insurance Products Fund V.
8	On and after November 15, 2010, this investment option is not open to new premium or transfers.
\9	Formerly Franklin Templeton VIP Founding Funds Allocation Fund.
10	Formerly Franklin Income Securities Fund.
11	Formerly Mutual Shares Securities Fund.
12	Formerly Franklin U.S. Government Fund.
13	Formerly Franklin Small Cap Value Securities Fund.
14	Formerly Templeton Growth Securities Fund.
15	Formerly Franklin Strategic Income Securities Fund.
16	Formerly PIMCO Global Multi-Asset Portfolio.

Sun Life Insurance and Annuity Company of New York
Service Office: 96 Worcester Street
Wellesley Hills, Massachusetts 02481
(866) 702-6998

Neither the Securities and Exchange Commission nor any state securities commission has approved these securities or determined that this prospectus is accurate or complete.  Any representation to the contrary is a criminal offense.

Table of Contents

Topic	Page

Risk/Benefit Summary of Certificate [INSERT PAGE NUMBER]
Sun Life Insurance and Annuity Company of New York [INSERT PAGE NUMBER]
The Variable Account [INSERT PAGE NUMBER]
The Funds [INSERT PAGE NUMBER]
Fund Investment Advisers and Subadvisers [INSERT PAGE NUMBER]
Selection of Funds [INSERT PAGE NUMBER]
Potential Conflicts [INSERT PAGE NUMBER]
Fees and Expenses of the Funds [INSERT PAGE NUMBER]
Our General Account [INSERT PAGE NUMBER]
Investment Programs [INSERT PAGE NUMBER]
Dollar Cost Averaging [INSERT PAGE NUMBER]
Asset Rebalancing [INSERT PAGE NUMBER]
Asset Allocation [INSERT PAGE NUMBER]
About the Certificate [INSERT PAGE NUMBER]
Certificate Application, Issuance and Initial Premium [INSERT PAGE NUMBER]
Right of Return Period [INSERT PAGE NUMBER]
Premium Payments [INSERT PAGE NUMBER]
Premium [INSERT PAGE NUMBER]
Guideline Premium Test Limitations [INSERT PAGE NUMBER]
Net Premiums [INSERT PAGE NUMBER]
Allocation of Net Premium [INSERT PAGE NUMBER]
Planned Periodic Premiums [INSERT PAGE NUMBER]
Death Benefit [INSERT PAGE NUMBER]
Death Benefit Options [INSERT PAGE NUMBER]
Changes in the Death Benefit Option [INSERT PAGE NUMBER]
Changes in SFA and SIA [INSERT PAGE NUMBER]
Accessing Your Account Value [INSERT PAGE NUMBER]
Surrenders and Surrender Charges [INSERT PAGE NUMBER]
Partial Withdrawals [INSERT PAGE NUMBER]
Certificate Loans [INSERT PAGE NUMBER]
Transfer Privileges [INSERT PAGE NUMBER]
Short-Term Trading [INSERT PAGE NUMBER]
The Funds’ Harmful Trading Policies [INSERT PAGE NUMBER]
Account Value [INSERT PAGE NUMBER]
Account Value of the Variable Sub-Accounts [INSERT PAGE NUMBER]
Net Investment Factor [INSERT PAGE NUMBER]
Splitting Units [INSERT PAGE NUMBER]
Insufficient Value [INSERT PAGE NUMBER]
Grace Period [INSERT PAGE NUMBER]
No-Lapse Guarantee [INSERT PAGE NUMBER]
Minimum Premium Test [INSERT PAGE NUMBER]
Charges and Deductions [INSERT PAGE NUMBER]
Premium Expense Charge [INSERT PAGE NUMBER]
Mortality and Expense Risk Charge [INSERT PAGE NUMBER]
Monthly Expense Charge [INSERT PAGE NUMBER]
Monthly Cost of Insurance [INSERT PAGE NUMBER]
Monthly Cost of Insurance Rates [INSERT PAGE NUMBER]
Other Charges and Deductions [INSERT PAGE NUMBER]
Reduced Charges [INSERT PAGE NUMBER]
Supplemental Benefits [INSERT PAGE NUMBER]
Accelerated Benefits Rider [INSERT PAGE NUMBER]
Charitable Giving Benefit Rider [INSERT PAGE NUMBER]
Waiver of Monthly Deductions Rider [INSERT PAGE NUMBER]
Payment of Stipulated Amount Rider [INSERT PAGE NUMBER]
Enhanced Cash Surrender Value Rider [INSERT PAGE NUMBER]
Loan Lapse Protection Rider [INSERT PAGE NUMBER]
Long Term Accumulation Rider (“LTA” Rider) [INSERT PAGE NUMBER]
Termination of Certificate [INSERT PAGE NUMBER]
Reinstatement [INSERT PAGE NUMBER]
Deferral of Payment [INSERT PAGE NUMBER]
Rights of Owner [INSERT PAGE NUMBER]
Rights of Beneficiary [INSERT PAGE NUMBER]
Other Certificate Provisions [INSERT PAGE NUMBER]
Addition, Deletion or Substitution of Investments [INSERT PAGE NUMBER]
Entire Contract [INSERT PAGE NUMBER]
Alteration [INSERT PAGE NUMBER]
Modification [INSERT PAGE NUMBER]
Assignments [INSERT PAGE NUMBER]
Nonparticipating [INSERT PAGE NUMBER]
Misstatement of Age or Sex [INSERT PAGE NUMBER]
Suicide [INSERT PAGE NUMBER]
Incontestability [INSERT PAGE NUMBER]
Report to Owner [INSERT PAGE NUMBER]
Federal Income Tax Considerations [INSERT PAGE NUMBER]
Our Tax Status [INSERT PAGE NUMBER]
Taxation of Certificate Proceeds [INSERT PAGE NUMBER]
Withholding [INSERT PAGE NUMBER]
Tax Return Disclosure [INSERT PAGE NUMBER]
Tax Shelter Regulations [INSERT PAGE NUMBER]
Alternative Minimum Tax [INSERT PAGE NUMBER]
Other Tax Considerations [INSERT PAGE NUMBER]
Medicare Tax on Investment Income [INSERT PAGE NUMBER]
Loan Lapse Protection Rider [INSERT PAGE NUMBER]
Life Insurance Purchases by Nonresident Aliens and Foreign Corporations [INSERT PAGE NUMBER]
Possible Tax Law Changes [INSERT PAGE NUMBER]
Distribution of Certificate [INSERT PAGE NUMBER]
Voting Rights [INSERT PAGE NUMBER]
Other Information [INSERT PAGE NUMBER]
State Regulation [INSERT PAGE NUMBER]
Legal Proceedings [INSERT PAGE NUMBER]
Experts [INSERT PAGE NUMBER]
Registration Statements [INSERT PAGE NUMBER]
Appendix A - Glossary of Terms [INSERT PAGE NUMBER]
Appendix B - Table of Death Benefit Percentages [INSERT PAGE NUMBER]
Appendix C - PRIVACY POLICY [INSERT PAGE NUMBER]

This prospectus does not constitute an offering in any jurisdiction where the offering would not be lawful.  You should rely only on the information contained in this prospectus or in the prospectus or statement of additional information of the Funds.  We have not authorized anyone to provide You with information that is different.

Risk/Benefit Summary of Certificate

Right of Return Period

You may return the Certificate within 10 days from the date of receipt of the Certificate and receive a refund of premium with interest at the then rate being paid by the Company on comparable fixed life insurance policies.

Premium Payments

Generally, You must make a minimum Initial Premium payment equal to two Minimum Monthly Premiums.  The minimum Initial Premium is shown in the illustration for the Certificate and is shown in the Certificate.

You choose the amount and timing of subsequent premium payments, within certain limits.

You may allocate your net premium payments among the Certificate's available Sub-Accounts.

CONTRACT BENEFITS

Account Value

Account Value is the sum of the amounts in each Sub-Account with respect to the Certificate.

The Certificate's Account Value will reflect-

•	the premiums You pay;

•	the investment performance of the Variable Sub-Accounts You select, and/or the interest credited to the Fixed Account;

•	any loans or partial withdrawals;

•	the charges we deduct under the Certificate.

Accessing the Certificate’s Account Value

You may borrow from us using your Account Value as collateral.

You may surrender the Certificate for its Cash Surrender Value.  Cash Surrender Value is Account Value minus any surrender charges and the amount of any Certificate Debt.  The surrender charge period ends 10 years after You purchase the Certificate or increase the Specified Face Amount of the Certificate.

You may make a partial withdrawal of some of the Certificate’s Cash Surrender Value after the Certificate has been in force for one year.  A partial withdrawal will cause a decrease in the Specified Face Amount and any Supplemental Insurance Amount of the Certificate if your death benefit option is Option A or C.  Reducing the Cash Surrender Value with a partial withdrawal may increase the risk of Certificate lapse.

Death Benefit Compliance Test

For favorable federal tax treatment, the Certificate must meet one of the following standards-

•	the Guideline Premium Test, or

•	the Cash Value Accumulation Test.

You choose the applicable test.  You may not change your election.

Please see the Death Benefit Compliance Test paragraph in the About the Certificate section of the prospectus for the Guideline Premium Test and Cash Value Accumulation Test definitions.

Death Benefit

If the Certificate is in force at the time we receive Due Proof of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect, plus any supplemental benefits added to the Certificate, less Certificate Debt and any overdue monthly deductions.

Specified Face Amount (“SFA”) is the minimum amount of life insurance in the Certificate.  Supplemental Insurance Amount (“SIA”) is the amount of supplemental term life insurance You elect.

SIA has separate cost of insurance charges associated with it.  Those cost of insurance charges are generally lower than the cost of insurance charges that apply to SFA, as are our selling costs, including commissions.  If SIA is combined with SFA, the same amount of premium paid for the combined coverage as compared to all SFA coverage will generate faster cash value accumulation within the Certificate.  SIA will terminate at the certificate anniversary on which the Insured is Attained Age 121.

You have a choice of three death benefit options-

•	the SFA plus any SIA (Option A); or

•	the SFA plus any SIA plus the Account Value (Option B); or

•	the SFA plus any SIA plus the sum of premiums paid (Option C).

After the first Certificate Year, You may change the SFA and SIA.

After the Certificate Date, You may change the death benefit option.

Investment Options

You may allocate your net premium payments among the Variable Sub-Accounts and the Fixed Account.

You may transfer amounts from one Variable Sub-Account to another, subject to any limits that we or the Funds may impose.  We will notify You in writing of any such limitations.

You may transfer amounts to and from the Fixed Account, subject to our transfer rules in effect at time of transfer.

Reinstatement

If the Certificate terminates due to insufficient value, we will reinstate it within three years at your request, subject to certain conditions.

Supplemental Benefits

You may supplement the Certificate with the following benefits where available-

•	accelerated benefits
•	waiver of monthly deductions
•	payment of stipulated amount
•	enhanced cash surrender value
•	loan lapse protection
•	long term accumulation (“LTA”)
•	charitable giving benefit

We will deduct the cost, if any, of the rider(s) from the Certificate's Account Value on a monthly basis.

CONTRACT RISKS

The Variable Account

The assets attributable to the Certificates are held in a variable separate account.

The assets of the variable separate account are free from our general creditor's claims.

The variable separate account is divided into Variable Sub-Accounts.

Each Variable Sub-Account invests exclusively in shares of a corresponding mutual fund.

When You choose Variable Sub-Accounts in the Variable Account, your benefits will fluctuate because the benefits reflect the impact of certain economic conditions on the mutual funds underlying the Variable Sub-Accounts You have elected.  These conditions include, but are not limited to

•	inflationary forces,

•	changes in rates of return available from different types of investments,

•	changes in employment rates and

•	the presence of international conflict.

With such Variable Sub-Accounts, You assume all investment risk.  Investment risk is the risk of poor investment performance.

Poor investment performance can result in a loss of all or some of your investment.

A comprehensive discussion of the risks of such Variable Sub-Accounts may be found in the underlying Fund's prospectus.

It is unsuitable to purchase a life insurance certificate as a short-term savings vehicle because surrender charges are highest in the early Certificate Years.  Cost of insurance and other insurance-related charges are appropriate to a life insurance certificate and not to a short-term savings vehicle.

Partial withdrawals may occur monthly after Certificate Year 1.  Each partial withdrawal must be for at least $500. Additionally, the Specified Face Amount remaining after a partial withdrawal cannot be less than $100,000.

What If Charges and Deductions Exceed Account Value less Certificate Debt?

Unless the No-Lapse Guarantee applies, the Certificate will terminate if the Account Value less Certificate Debt at the beginning of any Certificate Month is less than the charges and deductions then due..

We will send You notice and allow You a 61 day Grace Period.

If, within the Grace Period, You do not make a premium payment sufficient to cover all charges and deductions due, the Certificate will terminate at the end of the Grace Period.

If the Certificate terminates, all coverage ceases and no benefits are payable

No-Lapse Guarantee

The Certificate will not terminate during the No-Lapse Guarantee Period if the premiums paid less partial withdrawals less Certificate Debt exceed the sum of Minimum Monthly Premiums from the Certificate Date to the Valuation Date.  The No-Lapse Guarantee Period is based on the Insured's Issue Age and the amount of planned periodic premium You pay.  It may not exceed 20 years.

Federal Tax Considerations

Purchase of, and transactions under, the Certificate may have adverse or unfavorable tax consequences that You should consider.  You may wish to consult a qualified tax professional prior to purchase regarding tax treatment of death benefits, loans and surrenders.

The following tables describe the fees and expenses that You will pay when buying, owning and surrendering the Certificate.  The first table describes the fees and expenses that You will pay at the time that You buy the Certificate, surrender the Certificate or transfer amounts between Investment Options.

TRANSACTION FEES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Premium Expense Charge1 (3.25% of this Charge is used for state and federal tax obligations) Maximum Charge: Current Charge:	Upon premium receipt	(as a % of premium) 8.25% 6.50%	(as a % of premium) 15.00% 15.00%
Surrender Charge Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non-tobacco, Issue Age 45, Certificate Year 1)	Upon certificate surrender before the eleventh Certificate Year and upon surrender of a Certificate increase before ten years have elapsed from the increase effective date	(per $1000 of Specified Face Amount “SFA”) $40.132,3 $0.162,3 $7.763	(per $1000 of Specified Face Amount “SFA”) None3
Loan Lapse Protection Rider5 Maximum Charge:	On the Rider Exercise Date	(of Account Value) 3.5%	(of Account Value) 3.5%
Transfer Fee Maximum Charge: Current Charge:	Upon each transfer in excess of 12 in a Certificate Year	$15.00 $0.00	$15.00 $0.00

The next table describes the fees and expenses that You will pay periodically during the time You own the Certificate, not including Fund fees and expenses.

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Cost of Insurance for SFA Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non- tobacco, Issue Age 45, Certificate Year 1)	At the beginning of each Certificate Month	(per $1000 of SFA Net Amount at Risk) $83.336 $0.026 $0.13	(per $1000 of SFA Net Amount at Risk) $83.336 $0.026 $0.16
Cost of Insurance for SIA Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non- tobacco, Issue Age 45, Certificate Year 1)	At the beginning of each Certificate Month	(per $1000 of SIA Net Amount at Risk) $83.336 $0.026 $0.13	(per $1000 of SIA Net Amount at Risk) $83.336 $0.026 $0.16
Mortality and Expense Risk Charge7 Maximum Charge: Current Charge:	At the beginning of each Certificate Month	(on the assets allocated to the Variable Sub-Accounts)	(on the assets allocated to the Variable Sub-Accounts)
		0.60% 0.60%	0.25% 0.00%

PERIODIC CHARGES OTHER THAN FUND OPERATING EXPENSES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Monthly Expense Charge8 Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non- tobacco, Issue Age 45)	At the beginning of each Certificate Month	$8.00 + $1.11 per $1000 of SFA $8.00 + $0.02 per $1000 of SFA $8.00 + $0.12 per $1000 of SFA	$8.00 + $4.00 per $1000 of SFA $8.00 + $0.04 per $1000 of SFA $8.00 + $0.20 per $1000 of SFA
Loan Interest9	At the end of each Certificate Year	(as a % of Certificate Debt) 4.0%	(as a % of Certificate Debt) 4.0%
Flat Extra Charge10 Maximum Charge:	At the beginning of a Certificate Month	(per $1000 of Total Net Amount at Risk) $50.00	(per $1000 of Total Net Amount at Risk) $50.00

The next table describes the charges You will pay periodically during the time You own any riders attached to the Certificate.

OPTIONAL CHARGES
Charge	When Charge is Deducted	Amount Deducted	Amount Deducted if LTA Rider in Effect
Waiver of Monthly Deductions Rider Maximum Charge: Minimum Charge: Representative Owner Charge4: (Issue Age 45)	At the beginning of each Certificate Month	(per $1000 of SFA and SIA)	(per $1000 of SFA and SIA)
		$0.1611 $0.0111 $0.06	$0.1611 $0.0111 $0.06
Payment of Stipulated Amount Rider Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, Issue Age 45, benefit payable to age 70)	At the beginning of each Certificate Month	(per $100 of Stipulated Amount11)	(per $100 of Stipulated Amount12)
		$0.7913 $0.1313 $0.46	$0.7913 $0.1313 $0.46
Enhanced Cash Surrender Value Rider Maximum Charge: Minimum Charge: Representative Owner Charge4: (male, super preferred, non-tobacco, Issue Age 45, Certificate Year 1)	At the beginning of each Certificate Month	(per $1000 of SFA) $2.0614 $0.0214 $0.14	Not available

The next item shows the minimum and maximum total operating expenses charged by the Funds that You may pay periodically during the time that You own the Certificate. The table shows the minimum and maximum fees and expenses charged by any of the Funds and deducted from Fund assets for the year ended December 31, 2013. More detail concerning each Fund's fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL FUND OPERATING EXPENSES (deducted by each Fund on the average daily net asset value of each Fund)	Minimum	Maximum
Total Annual Fund Expenses (expenses that are deducted from Fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses)	.35%	1.71%

1	The elements making up the Premium Expense Charge are discussed on page 26. The Charge is deducted from premium received.
2
The maximum charge possible is the charge for an Insured male, standard, tobacco, Issue Age 85, Certificate Year 1.  The minimum charge possible is the charge for an Insured female, super preferred, non-tobacco, Issue Age 18, Certificate Year 10.  The charge varies based on the SFA, the length of time the Certificate has been in force and the length of time an increase in SFA has been in effect, the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

3	There are no surrender charges applicable if the Enhanced Cash Surrender Value Rider is attached. The Enhanced Cash Surrender Value Rider may not be elected if the LTA Rider has been elected.
4	It is assumed the Owner and the Insured are the same person. Charges shown are those currently applicable.
5	The rider charge equals the excess of 99.5% of the Account Value over the Certificate Debt. For additional detail for the Loan Lapse Protection Rider, please see pages 29-30.
6
The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85, Certificate Year 35.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18, Certificate Year 10.  The charges vary based on  the length of time the Certificate has been in force and the Insured’s Issue Age, sex and rating class. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.  For substandard risk classifications, the Company reserves the right to charge up to 500% of the charges shown in the Fee Table.  Please see the section entitled “Monthly Cost of Insurance” below for additional detail.

7	The annual rate is shown in the table. The charge is deducted on a monthly basis.
8
The per $1000 of SFA charge applies for the first 5 Certificate Years following the Issue Date and for the first 5 Certificate Years following the effective date of any increase in SFA.  For a Certificate without the LTA Rider, the maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18.  For a Certificate with the LTA Rider, the maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18. The monthly expense charge varies based on the Insured's Issue Age, sex and rating class.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

9
Loan Interest is charged as a percentage of Certificate Debt and is added to Certificate Debt.  For Certificate Years 10 and thereafter, a Certificate with the LTA Rider has a loan interest rate of 3.0%.  A Certificate without the LTA Rider has a loan interest rate of 3.5%.  See the section entitled “Certificate Loans” below for additional detail regarding Loan Interest.

10	For Certificates with Investment Start Dates before October 12, 2009, the maximum flat extra charge per $1000 of Total Net Amount at Risk is $20.00.
11
The maximum charge possible is for an Insured, Issue Age 55.  The minimum charge possible is for an Insured, Issue Age 18.  Charges vary by Issue Age only.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

12	To increase the variety of Stipulated Amounts electable, the charge imposed is per $100 of Stipulated Amount.
13
The maximum charge possible is for an Insured male, Issue Age 55, benefit payable to age 70.  The minimum charge possible is for an Insured male, Issue Age 18, benefit payable to age 65.  Charges vary based on the Insured's Issue Age, sex and duration of payment option.  Disability rates for males are lower than females at younger ages and much higher for males than females at older ages.  The use of rates for males provides an appropriate range of rates. The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

14
The per $1000 of SFA charge applies for the first 10 Certificate Years following the Issue Date and for the first 10 Certificate Years following the effective date of any increase in SFA.  The maximum charge possible is for an Insured male, standard, tobacco, Issue Age 85.  The minimum charge possible is for an Insured female, super preferred, non-tobacco, Issue Age 18.  The Enhanced Cash Surrender Value Rider charge varies based on the Insured's Issue Age, sex and rating class.  The charges shown may not be representative of the charge You may pay.  Please contact your financial adviser for the particular charge applicable to You.

Sun Life Insurance and Annuity Company of New York

We are a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Our Home Office is located at 1115 Broadway, 12th Floor, New York, New York 10010.

Sun Life Insurance and Annuity Company of New York is owned indirectly by Delaware Life Holdings, LLC (“Delaware Life”), a limited liability company organized under the laws of the State of Delaware on December 12, 2012. Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter.

Delaware Life acquired the Company from Sun Life Financial, Inc. in August of 2013. The Company is no longer affiliated with Sun Life Financial, Inc. and the Sun Life names and marks are used under license. In accordance with the Company’s change of ownership, we expect the Company to change its name from “Sun Life Insurance and Annuity Company of New York” to “Delaware Life Insurance Company of New York” during 2014.

The Variable Account

We established Sun Life (N.Y.) Variable Account D on April 24, 2003, pursuant to a resolution of our Board of Directors.  The Variable Account may also be used to fund benefits payable under other life insurance certificates and policies issued by us.  We are obligated to pay all benefits payable under the Certificate.

We own the assets of the Variable Account.  The income, gains or losses, realized or unrealized, from assets allocated to the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses.

We will at all times maintain assets in the Variable Account with a total market value at least equal to the reserves and other liabilities relating to the variable benefits under all certificates and policies participating in the Variable Account and the Variable Account is fully funded for the purpose of Federal securities laws.  The assets of the Variable Account are insulated from our general liabilities and may not be charged with our liabilities from our other business.  Our obligations for the fixed account allocation and death benefits payable under the certificates are, however, our general corporate obligations.

The Variable Account is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust.  Registration under the 1940 Act does not involve any supervision by the SEC of the management or investment practices or policies of the Variable Account.

The Variable Account is divided into Variable Sub-Accounts.  Each Variable Sub-Account invests exclusively in shares of a corresponding investment portfolio of a registered investment company (commonly known as a mutual fund).  We may in the future add new or delete existing Variable Sub-Accounts.  The income, gains or losses, realized or unrealized, from assets allocated to each Variable Sub-Account are credited to or charged against that Variable Sub-Account without regard to the other income, gains or losses of the other Variable Sub-Accounts.  All amounts allocated to a Variable Sub-Account will be used to purchase shares of the corresponding mutual fund.  The Variable Sub-Accounts will at all times be fully invested in mutual fund shares.  The Variable Account may contain certain variable sub-accounts which are not available under the Certificate.

The Funds

The Certificate offers a number of Fund options shown on page 1.  Each Fund is a mutual fund registered under the Investment Company Act of 1940, or a separate series of shares of such a mutual fund.  Each Fund has its own investment objectives, risks and expenses that determine its respective income and losses. There is no assurance that a portfolio will achieve its stated objective(s). You can lose money by investing in any of the Funds. In this regard we note, for example, that there can be no assurance that the MFS® Money Market Portfolio will be able to maintain a stable net asset value per share.  During extended periods of low interest rates, and partly as a result of insurance charges, the yield on the Money Market Sub-Account may become extremely low and possibly negative.

The investment objectives and policies of certain Funds may be similar to the investment objectives and policies of other mutual fund portfolios that share a similar name, investment adviser, investment sub-adviser or manager. The investment results of the Fund, however, may be higher, lower and/or unrelated to those mutual funds with shared characteristics. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager.

Certain Funds may employ hedging strategies to provide for downside protection during sharp downward movements in equity markets.  The cost of these hedging strategies could limit the upside participation of the Fund in rising equity markets relative to other Funds.  You should consult with your registered representative to determine which combination of investment choices is appropriate for You.

More comprehensive information, including a discussion of potential risks, is found in the current prospectuses for the Funds (the “Fund Prospectuses”).  The Fund Prospectuses should be read in connection with this prospectus.  A copy of each Fund Prospectus may be obtained without charge by calling (866) 702-6998, or writing to Sun Life Insurance and Annuity Company of New York, Service Office: 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

Fund Investment Advisers and Subadvisers

AJO, L.P. subadvises M Large Cap Value Fund.  AllianceBernstein L.P. advises the AllianceBernstein Variable Products Series Fund, Inc. Portfolios.  BlackRock Advisors, LLC advises the BlackRock Global Allocation V.I. Fund (with BlackRock Investment Management, LLC and BlackRock International Limited serving as subadvisers). Columbia Management Investment Advisers, LLC advises the Columbia Variable Portfolio - Marsico 21st Century Fund and Marsico Capital Management, LLC is the subadviser. DSM Capital Partners, LLC subadvises M Large Cap Growth Fund. Columbia Wanger Asset Management, LLC advises Wanger USA.  Deutsche Investment Management Americas, Inc. advises the DWS Small Cap Index VIP with Northern Trust Investments, Inc. serving as subadviser.  Fidelity Management & Research Company advises the Fidelity® VIP Portfolios and advisory entities affiliated with Fidelity Management & Research Company subadvise the Fidelity® VIP Portfolios.  First Eagle Investment Management, LLC advises the First Eagle Overseas Variable Fund.  Franklin Templeton Services, LLC administers the Franklin Founding Funds Allocation VIP Fund (with the following advising the underlying portfolios of the Fund:  Franklin Advisers, Inc. advising the Franklin Income VIP Fund, Franklin Mutual Advisers, LLC advising Franklin Mutual Shares VIP Fund and Templeton Global Advisers Limited advising Templeton Growth VIP Fund).  Franklin Advisers, Inc. advises the Franklin Income VIP Fund, Franklin Strategic Income VIP Fund and Franklin U.S. Government Securities VIP Fund.  Franklin Mutual Advisers, LLC advises the Franklin Mutual Shares VIP Fund.  Franklin Advisory Services, LLC advises the Franklin Small Cap Value VIP Fund.  Frontier Capital Management Company, LLC subadvises M Capital Appreciation Fund.  Invesco Advisers, Inc. advises the Invesco Funds.  Advisory entities affiliated with Invesco Advisers, Inc. subadvise the Invesco Funds.  M Financial Investment Advisers, Inc. advises the M Fund, Inc. Funds.  Massachusetts Financial Services Company advises the MFS® Portfolios and Series.  Morgan Stanley Investment Management Inc. advises The Universal Institutional Funds, Inc. Mid Cap Growth Portfolio. Northern Cross, LLC subadvises M International Equity Fund.  OFI Global Asset Management, Inc. advises the Oppenheimer Fund/VAs.  Pacific Investment Management Company LLC advises the PIMCO Variable Insurance Trust Portfolios. Strategic Advisers, Inc. advises the Fidelity® VIP Freedom Portfolios.  Templeton Global Advisors Limited advises Templeton Growth VIP Fund.

Selection of Funds

The Funds offered through the Certificate are selected by the Company.  We review the Funds periodically and may remove a Fund or limit its availability to new premiums and/or transfers of Account Value if we determine that a Fund no longer satisfies one or more of the selection criteria, and/or if the Fund has not attracted significant allocations from Certificate owners.  We do not recommend or endorse any particular fund, and we do not provide investment advice. You bear the risk of any decline in your Account Value resulting from the performance of the Funds You have chosen.

We may consider various factors, including, but not limited to, asset class coverage, the alignment of the investment objectives of a Fund with our hedging strategy, the strength of an adviser's or sub-adviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm.  Another factor that we may consider is whether the Fund or its service providers (e.g., the investment adviser or sub-advisers) or its affiliates will make payments to us or our affiliates in connection with certain administrative, marketing, and support services, or whether affiliates of the Fund can provide marketing and distribution support for the sale of the Policies.  Accordingly, we may receive compensation from an investment adviser, distributor and/or affiliate(s) of one or more of the Funds based upon an annual percentage of the average assets we hold in the investment options. These amounts, which may vary by adviser, are intended to compensate us for administrative and other services we provide to the Funds and/or affiliate(s) and may be significant. In addition, the Company or the principal underwriter of the Policies may receive 12b-1 fees (fees which may be levied against the total balance of a mutual fund's assets and may be used to pay marketing and distribution expenses of the Fund) deducted from certain Fund assets attributable to the Certificate for providing distribution and shareholder support services to some investment options.

Potential Conflicts

The Funds may also be available to separate accounts offering variable annuity and variable life products of other affiliated and unaffiliated insurance companies, as well as our other separate accounts.  Although we do not anticipate any disadvantages in this, there is a possibility that a material conflict may arise between the interests of the Variable Account and one or more of the other separate accounts that invest in the Funds.  A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of certificateowners and those of other companies, or some other reason.  In the event of conflict, we will take any steps necessary to protect certificateowners, including withdrawal of the Variable Account from participation in the Funds which are involved in the conflict or substitution of shares of other Funds.

Fees and Expenses of the Funds

Fund shares are purchased at net asset value, which reflects the deduction of investment management fees and certain other expenses.  The management fees are charged by each Fund's investment adviser for managing the Fund and selecting its portfolio of securities.  Other Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians and other companies that provide services to the Fund, and actual expenses may vary.

The Fund fees and expenses are assessed at the Fund level and are not direct charges against Variable Account assets or reductions from Cash Values.  These expenses are taken into consideration in computing each Fund's net asset value, which is the share price used to calculate the Unit Values of the Variable Account.  Thus, You indirectly bear the fees and expenses of the Funds You select.  The table presented earlier shows a range of annual expenses paid by the Funds as a percentage on the average daily net asset value of each Fund.

Certain Funds invest substantially all of their assets in other funds (“funds of funds”).  As a result, You will pay fees and expenses at both fund levels, which will reduce your investment return.  In addition, funds of funds may have higher expenses than funds that invest directly in debt or equity securities.

The management fees and other expenses of the Funds are more fully described in the Fund Prospectuses.  The information relating to the Fund expenses was provided by the Fund and was not independently verified by us.

Our General Account

Our general account consists of all of our assets other than those in our variable separate accounts.  Subject to applicable law, we have sole discretion over the investment of our general account assets.

The Fixed Account is not a security and the general account is not an investment company.  Interests in our general account offered through the Fixed Account have not been registered under the Securities Act of 1933 and our general account has not been registered as an investment company under the Investment Company Act of 1940.

You may allocate net premiums to the Fixed Account and may transfer a portion of your investments in the Variable Sub-Accounts to the Fixed Account.  You may also transfer a portion of your investment in the Fixed Account to any of the Variable Sub-Accounts.  Transfers may be subject to certain restrictions.  Please see pages 21-23 for more detail regarding transfer restrictions.

An investment in the Fixed Account does not entitle You to share in the investment experience of our general account.  Instead, we guarantee that your fixed account investment will accrue interest daily at an effective annual rate of at least 3%, without regard to the actual investment experience of our general account.  We may, at our sole discretion, credit a higher rate of interest, but are not obligated to do so.

Investment Programs

Dollar Cost Averaging

You may select, at no extra charge, a dollar cost averaging program by allocating a minimum of $5,000 to a Sub-Account designated by us.  Each month or quarter, a level amount will be transferred automatically, at no cost, to one or more Variable Sub-Accounts chosen by You, up to a maximum of twelve.  The program continues until your Account Value allocated to the program is depleted or You elect to stop the program.

The main objective of a dollar cost averaging program is to minimize the impact of short-term price fluctuations.  Since the same dollar amount is transferred to other available Variable Sub-Accounts at set intervals, dollar cost averaging allows You to purchase more Units (and, indirectly, more Fund shares) when prices are low and fewer Units (and, indirectly, fewer Fund shares) when prices are high.  Therefore, a lower average cost per Unit may be achieved over the long-term.  A dollar cost averaging program allows You to take advantage of market fluctuations.  However, it is important to understand that a dollar cost averaging program does not assure a profit or protect against loss in a declining market.

Asset Rebalancing

Once your money has been allocated among the Sub-Accounts, the earnings may cause the percentage invested in each Sub-Account to differ from your allocation instructions.  You can direct us to automatically rebalance the Certificate among your Sub-Accounts to return to your allocation percentages by selecting our asset rebalancing program.  The rebalancing will be on a calendar quarter, semi-annual or annual basis, depending on your instructions.  Rebalancing will not occur if the total Sub-Account allocations are less than $1,000.

There is no charge for asset rebalancing.  In addition, rebalancing will not be counted against any limit we may place on your number of transfers in a Certificate Year.  You may not select dollar cost averaging and asset rebalancing at the same time.  We reserve the right to modify, suspend or terminate this program at any time.  We also reserve the right to waive the $1,000 minimum amount for asset rebalancing.

Asset Allocation

One or more asset allocation programs may be made available in connection with the Certificate, at no extra charge.  Asset allocation is the process of investing in different asset classes -- such as equity funds, fixed income funds and money market funds -- depending on your personal investment goals, tolerance for risk, and investment time horizon.  By spreading your money among a variety of asset classes, You may be able to reduce the risk and volatility of investing, although there are no guarantees, and asset allocation does not insure a profit or protect against loss in a declining market.  Currently, You may select one of the asset allocation models, each of which represents a combination of Variable Sub-Accounts with a different level of risk.  These asset allocation models, as well as the terms and conditions of the asset allocation program, are fully described in a separate brochure.  We may add or delete such programs in the future.  If You elect an asset allocation program, we automatically rebalance your premium payments among the Variable Sub-Accounts represented in the model You choose.  We rebalance your premium payments on a quarterly basis, without further instruction from You.  Our asset allocation programs are “static” programs.  We do not change the original percentage allocations among the Variable Sub-Accounts that are used for rebalancing purposes in your chosen model.  We may, however, terminate the program or choose a different model.  Also, the asset allocation models are reviewed and, as a result, may be substituted for new models and existing models may be terminated.  If so, the new models will be offered only to Certificates issued on or after the date the new model goes into effect or to owners who elect an asset allocation program on or after that date.  Owners of any existing asset allocation programs may make an independent decision to change their asset allocations at any time during the duration of an asset allocation model or after the asset allocation model has terminated.  If an existing model is terminated, we will rebalance your Variable Sub-Accounts to the percentage allocations of the terminated model, unless You advise us otherwise.  We will also allocate new premium to the percentage allocations of the terminated model unless otherwise instructed by You.  You should consult your financial adviser periodically to consider whether the model You have selected is still appropriate for You or whether You wish to change your percentage allocations.

About the Certificate

Certificate Application, Issuance and Initial Premium

To purchase a Certificate, You must first submit an application to our Service Office.  We may then follow certain underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Certificate on a regular (medical) underwriting basis and simplified underwriting basis.  We may require medical examinations and further information before the proposed application is approved.  Simplified underwriting is available to certain groups of Insureds, with all Insureds meeting certain other underwriting requirements.  We must pre-approve any simplified underwriting arrangement.  The cost of insurance rates are higher for healthy individuals when simplified underwriting is used instead of regular underwriting.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Certificate cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.

You must specify certain information in the application, including the Specified Face Amount, Supplemental Insurance Face Amount, the death benefit option and supplemental benefits, if any.  The Specified Face Amount generally may not be decreased below $100,000-the “Minimum Specified Face Amount.”

While your application is being reviewed, we may make available to You temporary life insurance coverage if You have signed a Certificate Application and, at that same time, submitted a separate signed application for temporary coverage and made an advance payment.  The temporary coverage, if available, begins on the date that separate application for it is signed, has a maximum amount and is subject to other conditions.  Pending approval of your application, any advance payments will be held in our general account.  Upon approval of the application, we will issue to You a Certificate on the life of the Insured.  The Issue Date is the date we produce the Certificate on our system and is specified in the Certificate.  The Investment Start Date is the date the first premium is applied, which will be the later of-

•	the Issue Date,

•	the Certificate Date or

•	the date a premium is paid equal to or in excess of the specified Initial Premium.

If an application is not approved, we will promptly return all advance payments to You.

Death Benefit Compliance Test.  The Certificate must, at all times, satisfy one of two legal standards for it to qualify as life insurance and thus be entitled to receive favorable tax treatment under applicable federal tax law.  We will refer to these standards as the “Cash Value Accumulation Test” and the “Guideline Premium Test.”  Under both tests, the Death Benefit must effectively always equal or exceed your Account Value multiplied by a certain percentage (the “Death Benefit Percentage”).  The Death Benefit Percentages for the Guideline Premium Test vary by age, whereas those for the Cash Value Accumulation Test vary by age and sex.  The Death Benefit Percentages for the Cash Value Accumulation Test, in general, are greater than those for the Guideline Premium Test.  The Guideline Premium Test imposes limits on the amount of premium You may pay under the Certificate, where the Cash Value Accumulation Test does not.  You must specify in the Certificate application which of these tests will apply to the Certificate.  You may not change your selection once the Certificate has been issued.  In general, if your primary objective is maximum accumulation of Account Value during the initial Certificate Years, then the Cash Value Accumulation Test would be the more appropriate choice.  If your primary objective is the most economically efficient method of obtaining a specified amount of coverage, then the Guideline Premium Test is generally more appropriate.  Because your choice of tests depends on complex factors and may not be changed, You should consult with a qualified tax adviser before deciding.

Right of Return Period

If You are not satisfied with the Certificate, it may be returned by delivering or post-marking it to our Service Office or to the representative from whom the Certificate was purchased within 10 days from the date of receipt of the Certificate (the “Right of Return Period”).  A Certificate returned under this provision will be deemed void.  You will receive a refund equal to the sum of all premium payments made with interest at the then rate being paid by the Company on comparable fixed life insurance policies.

We will allocate the net premium payments to the Fixed Account during the Right to Return Period.  Upon expiration of the Right of Return Period, as measured from the Issue Date, plus five days, the Account Value in the Fixed Account will be transferred to the Sub-Accounts in accordance with your allocation instructions.

Premium Payments

All premium payments must be made payable to Sun Life Insurance and Annuity Company of New York and mailed to our Service Office.  The Initial Premium will be due and payable as of the Certificate's Issue Date.  The minimum Initial Premium is, generally, two Minimum Monthly Premiums.  The amount of Minimum Monthly Premium is determined by the Specified Face Amount, death benefit option election, optional rider election and risk and underwriting classification of the Insured.  Additional premium payments may be paid to us subject to the limitations described below.  We will not reject any premium payment necessary to maintain coverage and will provide You notice if additional premium is required to maintain coverage.

Premium

We reserve the right to limit the number of premium payments we accept in a year.  No premium payment may be less than $50 without our consent, although we will accept a smaller premium payment if necessary to keep the Certificate in force.  We reserve the right to reject a premium payment that, if accepted, would cause the Certificate, at its current death benefit, to no longer meet the definition of “life insurance” under the Internal Revenue Code.  If You provide satisfactory evidence of insurability, we can retain the premium and increase the death benefit while maintaining the Certificate’s “life insurance” status under the Internal Revenue Code.

We will not accept premium payments that would, in our opinion, cause the Certificate to fail to qualify as life insurance under applicable federal tax law.  If a premium payment is made in excess of these limits, we will accept only that portion of the premium within those limits, and will refund the remainder to You.

Specified Face Amount and Supplemental Insurance Face Amount increases and decreases will impact the level of premium You need to pay to maintain coverage.  Your financial adviser can provide an illustration showing the effects on premium funding of Specified Face Amount and Supplemental Insurance Face Amount changes.

After the certificate anniversary on which the Insured is Attained Age 121, we will not accept any more premium payments for the Certificate.

Guideline Premium Test Limitations

The Guideline Premium Test limits the amount of premium You may pay per year.  We will not accept premium payments that would, in our opinion, exceed these limits, if You have chosen this test as the applicable Death Benefit Compliance Test, unless You have expressly directed us to do so.  We may require satisfactory evidence of insurability before we accept such a premium.  We will inform You of the applicable maximum premium limitations for the coming years in our annual report to You.  In contrast, the Cash Value Accumulation Test does not impose any additional limitations on the amount of premium You may pay.

Net Premiums

The net premium is the amount You pay as the premium less the Premium Expense Charge.  The Premium Expense Charge is a sales load and covers Federal and State tax liabilities related to premium, agent compensation and other at issue costs.

Allocation of Net Premium

Except as otherwise described herein, net premium will be allocated in accordance with your allocation percentages.  You must allocate at least 1% of net premium to any Sub-Account You choose. Percentages must be in whole numbers.  We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20 Sub-Accounts.  You may change your allocation percentages at any time by telephone or written request to our Service Office.  Telephone requests will be honored only if we have a properly completed telephone authorization form for You on file.  We, our affiliates and the representative from whom You purchased the Certificate will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine.  We will use reasonable procedures to confirm that instructions communicated by telephone are genuine.  You will be required to identify yourself by name and a personal identification number for transactions initiated by telephone.  An allocation change will be effective as of the date we receive notice of that change.

Planned Periodic Premiums

While You are not required to make additional premium payments according to a fixed schedule, You may select a planned periodic premium schedule and corresponding billing period, subject to our limits.  We will send You reminder notices for the planned periodic premium at each billing period as specified in the Certificate, unless reminder notices have been suspended as described below.  You are not required, however, to pay the planned periodic premium; You may increase or decrease the planned periodic premium subject to our limits, and You may skip a planned payment or make unscheduled payments.  You may change your planned payment schedule or the billing period, subject to our approval.  Depending on the investment performance of the Sub-Accounts you select, the planned periodic premium may not be sufficient to keep the Certificate in force, and You may need to change your planned payment schedule or make additional payments in order to prevent termination of the Certificate.  We will suspend reminder notices at your written request, and we reserve the right to suspend reminder notices if premiums are not being paid (except for notices in connection with the grace period).  We will notify You prior to suspending reminder notices.

Death Benefit

If the Certificate is in force at the time of the Insured's death, we will pay the beneficiary an amount based on the death benefit option in effect once we have received Due Proof of the Insured's death.  The amount payable will be:

•	the amount of the selected death benefit option, plus

•	any amounts payable under any supplemental benefits added to the Certificate, minus

•	the value of any Certificate Debt on the date of the Insured's death, minus

•	any overdue monthly deductions if death occurs during a grace period.

We will pay this amount to the beneficiary in one lump sum, unless we and the beneficiary agree on another form of settlement. You may select between three death benefit options.  You may change the death benefit option at any time.

Death Benefit Options

The Certificate has three death benefit options. You will be required to select one of them in the Certificate application.  A Certificate will not be issued unless a death benefit option election is made.  To be eligible to select scheduled increases in SIA, Option A must be the death benefit option chosen.

Option A.  Under this option, the death benefit is the greater of-

•	the Certificate’s SFA plus the SIA, or

•	the Account Value multiplied by the applicable death benefit percentage shown in the Certificate.

Option B.  Under this option, the death benefit is the greater of-

•	the sum of the SFA, SIA and the Account Value, or

•	the Account Value multiplied by the applicable death benefit percentage shown in the Certificate.

Option C.  Under this option, the death benefit is the greater of-

•	the sum of the SFA, SIA and all premiums paid, or

•	the Account Value multiplied by the applicable death benefit percentage shown in the Certificate.

Option A provides a level amount of death benefit.  Option B provides a fluctuating amount of death benefit due to the inclusion of the Account Value.  While Option B provides a different death benefit than Option A, the monthly deduction for cost of insurance charges will be higher based on the Specified Face Amount Net Amount at Risk.  Option C also provides a higher death benefit than Option A and may result in a higher monthly deduction for cost of insurance charges depending upon actual premium payments made.  Ask your financial adviser for an illustration to compare costs between Option B and Option C.

Changes in the Death Benefit Option

You may request a change in the death benefit option.  Changes in the death benefit option are subject to Our underwriting rules in effect at the time of change.  Requests for a change must be made in writing to Us.  The effective date of the change will be the Anniversary on or next following the date We approve your request.  Changing the death benefit option may have tax consequences.  You should consult a tax advisor before changing the death benefit option.

If You change from Option A to Option B, a decrease equal to the Certificate’s Account Value on the effective date of the change will be applied as follows:  first, to the initial SIA; second, to the oldest increases in SIA, in chronological order; third, to the most recent increase in SIA; fourth, to the initial SFA, up to the $100,000 minimum; fifth, to the oldest increases in SFA, in chronological order; and lastly, to the most recent increase in SFA.  Future scheduled increases will be cancelled.

If You change from Option B to Option A, an increase equal to the Certificate’s Account Value on the effective date of the change will be applied as follows:  first, to increases which remain in force, beginning with the most recent, be it SFA or SIA; second, to the initial SIA if it remains in force; lastly to the initial SFA.

Option C can only be changed to Option A.  Neither Option A or B can be changed to Option C.  The amount of the death benefit on the effective date of the change will not be altered but the change in death benefit option will affect the determination of the death benefit from that point on.

Changes in SFA and SIA

You may increase or decrease the SFA and SIA of the Certificate within certain limits. Changing the SFA or SIA may have tax consequences.  You should consult a tax advisor before any change to the SFA or SIA.

Minimum Changes.  Each increase in the SFA and SIA must be at least $10,000.  We reserve the right to change the minimum amount by which You may change the SFA and SIA.

Increases.  After the first certificate anniversary, You may request an increase in the SFA and SIA.  You must provide satisfactory evidence of the Insured's insurability.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  Additional certificate specification pages will be provided to show the applicable guaranteed maximum cost of insurance charges applicable to any increase.  Once requested, an increase will become effective at the next certificate anniversary following our approval of your request. The Certificate does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.  Your financial adviser can provide an illustration to show the level of premium funding necessary to maintain coverage at the increased SFA and SIA.

At time of application, You may choose to schedule increases in SIA.  Additional evidence of insurability will not be required at the time the increases are scheduled to go into effect.  Further, no deterioration in the Insured’s health will negatively impact future scheduled increases.  Persons interested in scheduled increases are generally those who are matching their insurance coverage amount to their income and anticipate annual increases in compensation.

Decreases.  The SFA and SIA can be decreased after the first certificate anniversary.  A decrease will become effective at the beginning of the next Certificate Month following our approval of your request.  The SFA after the decrease must be at least $100,000.  Surrender charges will apply to decreases in the SFA during the surrender charge period except for decreases in the SFA resulting from a change in the death benefit option or a partial withdrawal.  For purposes of determining surrender charges on the SFA and later cost of insurance charges for the SFA and SIA, we will apply a decrease in the following order-

•	first, to the most recent increase in SIA;

•	second, to the next most recent increases in SIA, in reverse chronological order;

•	third, to the initial SIA;

•	fourth, to the most recent increase in SFA;

•	fifth, to the next most recent increases in SFA, in reverse chronological order; and

•	lastly, to the initial SFA.

If a decrease in SFA or SIA is elected, all future scheduled increases in SIA are cancelled.

Accessing Your Account Value

Surrenders and Surrender Charges

You may surrender the Certificate for its Cash Surrender Value at any time while the Insured is living.  If You do, the insurance coverage and all other benefits under the Certificate will terminate.  If You surrender the Certificate and receive its Cash Surrender Value, You may incur surrender charges, taxes and tax penalties.

Cash Surrender Value is the Certificate's Account Value less the sum of-

•	the outstanding balance of any Certificate Debt; and

•	any surrender charges.

We will deduct surrender charges from your Account Value if You surrender the Certificate or request a decrease in the SFA during the surrender charge period.  There are separate surrender charges for the initial SFA and any increase in the SFA You request.  The surrender charge period will start on the Certificate's Issue Date and on the effective date for the increase, respectively.  We will determine your Cash Surrender Value at the next close of business on the New York Stock Exchange after we receive your written request for surrender at our Service Office.

If You surrender the Certificate in the first 10 years or within the first 10 years after an increase in the SFA, we will apply a surrender charge to the initial SFA and to each increase in the SFA other than an increase resulting from a change in the death benefit option.  The surrender charge will be calculated separately for the initial SFA and each increase in the SFA.  The surrender charge will be an amount based on the Certificate's SFA, the length of time the Certificate has been in force and the length of time an increase in the SFA has been in effect, the Insured's Issue Age, sex and rating class.  The following are examples of surrender charges at representative Issue Ages.

First Year Surrender Charges Per $1,000 of Specified Face Amount (Super-Preferred Non-tobacco Male)

Issue Age 25 $3.25	Issue Age 35 $4.92	Issue Age 45 $7.76
Issue Age 55 $12.74	Issue Age 65 $21.91	Issue Age 75 $40.14

The surrender charge will be calculated based on the surrender charge percentages for the initial SFA and each increase in the SFA as shown in the table below.

Year	Surrender Charge (as a Percentage of the First Year Surrender Charge)

1	100.0
2	100.0
3	90.0
4	75.0
5	70.0
6	60.0
7	45.0
8	35.0
9	20.0
10	7.0
11+	0.0

A surrender charge will be applied for each decrease in the SFA except for decreases in the SFA resulting from a change in death benefit option or partial withdrawal.  These surrender charges will be applied in the following order:

•	first, to the most recent increase;

•	second, to the next most recent increases, in reverse chronological order; and

•	third, to the initial SFA.

On a decrease in the initial SFA, You will pay a proportion of the full surrender charge based on the ratio of the face amount decrease to the initial SFA.  The surrender charge You pay on a decrease that is less than the full amount of an increase in SFA will be calculated on the same basis.  Future surrender charges will be reduced by any incurred for a decrease in the SFA.  Surrender charges will be allocated proportionally among the Sub-Accounts.

Surrendering your Certificate may have tax consequences. See the Federal Income Tax Considerations section of this prospectus.

Partial Withdrawals

You may make a partial withdrawal of the Certificate once each Certificate Month after the first Certificate Year by written request to us.  Each partial withdrawal must be for at least $500.

If the applicable death benefit option is Option A or C, the SFA and SIA will be decreased by the amount of the partial withdrawal.  We will apply the decrease to the initial SFA and SIA and to each increase in SFA and SIA in the following order-

•	first, to the initial SIA;

•	second, to the oldest increases in SIA, in chronological order;

•	third, to the most recent increase in SIA;

•	fourth, to the initial SFA, up to the $100,000 minimum;

•	fifth, to the oldest increases in SFA, in chronological order; and

•	lastly, to the most recent increase in SFA.

Unless You specify otherwise, the partial withdrawal will be allocated proportionally among the Sub-Accounts.  We will not accept requests for a partial withdrawal if the SFA remaining in force after the partial withdrawal would be less than the minimum SFA.  A partial withdrawal will be allocated to a Variable Sub-Account at the Unit Value of that Variable Sub-Account next determined after receipt of the partial withdrawal request.  A partial withdrawal may result in taxes and tax penalties.  See the Federal Income Tax Considerations section of this prospectus.

Certificate Loans

Using the Certificate as collateral, You may request a certificate loan of up to 90% of the Certificate's Cash Value, decreased by the amount of any outstanding Certificate Debt on the date the certificate loan is made.  The Certificate will terminate for no value subject to a grace period if the Certificate Debt exceeds the Cash Value.  During the No-Lapse Guarantee Period, however, the Certificate will not terminate if it satisfies the minimum premium test.  The Loan Lapse Protection Rider may also prevent Certificate termination.  Although the No-Lapse Guarantee and the Loan Lapse Protection Rider may prevent Certificate termination, the conditions under which they apply differ widely, including the length of time the Certificate has been in force and the age of the certificate owner.  Please see the No-Lapse Guarantee section and the Loan Lapse Protection Rider section for additional detail.

You may allocate the certificate loan among the Sub-Accounts.  If You do not specify the allocation, then the certificate loan will be allocated proportionally among the Sub-Accounts.  Loan amounts allocated to the Variable Sub-Accounts will be transferred to the Fixed Account.  We will periodically credit interest at an effective annual rate of 3% on the loaned values of the Fixed Account.

Interest on the certificate loan will accrue daily at 4% annually during Certificate Years 1 through 10.  If the LTA Rider is attached to the Certificate, loan interest is 3.0% in Certificate Year 11 and thereafter.  If the LTA Rider is not attached to the Certificate, loan interest is 3.5% in Certificate Year 11 and thereafter.  This interest will be due and payable to us in arrears on each certificate anniversary.  Any unpaid interest will be added to the principal amount as an additional certificate loan and will bear interest at the same rate and will be assessed in the same manner as the prior certificate loan.

Certificate loans may have tax consequences, particularly if your Certificate is classified as a Modified Endowment Contract. See the Federal Income Tax Considerations section of this prospectus.

Note: The Cash Surrender Value and the Certificate Proceeds are reduced by the amount of any outstanding Certificate Debt.

All funds we receive from You will be credited to the Certificate as premium unless we have received written notice, in a form satisfactory to us, that the funds are for loan repayment.  In the event You have a loan against the Certificate, it is generally advantageous to repay the loan rather than make a premium payment because premium payments incur expense charges whereas loan repayments do not.  Loan repayments will first reduce the outstanding balance of the certificate loan and then accrued but unpaid interest on such loans.

A certificate loan, whether or not repaid, will affect the Certificate Proceeds payable upon the Insured's death and the Account Value because the investment results of the Sub-Accounts will apply only to the non-loaned portion of the Account Value.  The longer a loan is outstanding, the greater the effect is likely to be and, depending on the investment results of the Sub-Accounts while the loan is outstanding, the effect could be favorable or unfavorable.

Transfer Privileges

Subject to the above special restrictions and to our rules as they may exist from time to time and to any limits that may be imposed by the Funds, You may at any time transfer to another Sub-Account all or a portion of the Account Value allocated to a Sub-Account.  There is usually no charge imposed on transfers; however, we reserve the right to impose a transfer charge of $15 for each transfer above 12 transfers in any Certificate Year.  We will make transfers pursuant to an authorized written or telephone request to us.  Telephone requests will be honored only if we have a properly completed telephone authorization form for You on file.  We, our affiliates and the representative from whom You purchased the Certificate will not be responsible for losses resulting from acting upon telephone requests reasonably believed to be genuine.  We will use reasonable procedures to confirm that instructions communicated by telephone are genuine.  For transactions initiated by telephone, You will be required to identify yourself by name and a personal identification number.

Transfers may be requested by indicating the transfer of either a specified dollar amount or a specified percentage of the Fixed Account or the Variable Sub-Account's value from which the transfer will be made.  If You request a transfer based on a specified percentage of the Fixed Account or the Variable Sub-Account's value, that percentage will be converted into a request for the transfer of a specified dollar amount based on application of the specified percentage to the Fixed Account or the Variable Sub-Account's value at the time the request is received.  We reserve the right to limit the number of Sub-Accounts to which You may allocate your Account Value to not more than 20.

An acceptable transfer request will be executed as of the date our Service Office receives your request provided that it is received on a Valuation Date before the close of the NYSE.  An “acceptable transfer request” is one that is authorized by a person with proper authority, provides clear instruction to the Company, as administrator of the Variable Account, and is for a transaction that is not restricted by policies and procedures of the Variable Account, the Fund or us.  If an acceptable transfer request is received on a day that is not a Valuation Date or after the close of the NYSE on a Valuation Date, it will be executed effective on the next Valuation Date.  The Unit Value of Variable Sub-Accounts affected by a transfer request will be that next determined after receipt of such transfer request.

Transfer privileges are subject to our consent.  We reserve the right to impose limitations on transfers, including, but not limited to: (1) the minimum amount that may be transferred; (2) the frequency of transfers; and (3) the minimum amount that may remain in a Sub-Account following a transfer from that Sub-Account.  We will notify You in writing of any such limitations.  If your Certificate so states in its text or via endorsement, thirty days must elapse between each transfer.

Transfers from the Fixed Account to the Variable Sub-Accounts are limited to one transfer annually of no more than 25% of the value of the Fixed Account at the end of the prior Certificate Year or $5,000, whichever is greater.  Note: This transfer restriction may prolong the period of time it takes to transfer your Account Value in the Fixed Account to the Sub-Accounts and, therefore, You should carefully consider whether investment in the Fixed Account meets your needs and investment criteria.

For the first eighteen months, You may transfer all Variable Sub-Account value to the Fixed Account.  At least once each Certificate Year, You have the option of transferring all Variable Sub-Account value to the Fixed Account and using that value to purchase a guaranteed paid-up benefit.  If You object to a material change in the Variable Sub-Accounts under your Certificate, You may transfer the Account Value in the affected Variable Sub-Accounts to the Fixed Account within 60 days after the effective date of the material change.

Short-Term Trading

The Certificate is not designed for short-term trading.  If You wish to employ such strategies, do not purchase a Certificate.  Transfer limits and other restrictions, described below, are subject to our ability to monitor transfer activity.  Some Owners and their third party intermediaries engaging in short-term trading may employ a variety of strategies to avoid detection.  Despite our efforts to prevent short-term trading, there is no assurance that we will be able to identify such Owners or intermediaries or curtail their trading.  A failure to detect and curtail short-term trading could result in adverse consequences to Owners.  Short-term trading can increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, short-term trading can adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.

The Company has policies and procedures to discourage frequent transfers of Account Value.  As described below under “Transfer Privileges,” the Certificate includes limiting the number and timing of certain transfers, subject to exceptions described in that section and exceptions designed to protect the interest of individual Owners.  The Company also reserves the right to charge a fee for transfers.

Short-term trading activities whether by an individual, a firm or a third party authorized to initiate transfer requests on behalf of Owner(s) may be subject to other restrictions as well (including transfers to and from the Fixed Account).  For example, we reserve the right to take actions against short-term trading which restrict your transfer privileges more narrowly than the policies described under “Transfer Privileges”, such as requiring transfer requests to be submitted in writing through regular first-class U.S. mail (e.g., no overnight, priority or courier delivery allowed), and refusing any and all transfer instructions into a Fund.

If we determine that a third party acting on your behalf is engaging (alone or in combination with transfers effected by You directly) in a pattern of short-term trading, we may refuse to process certain transfers requested by such a third party.  In particular, we will treat as short-term trading activity and refuse to process any transfer that is requested by an authorized third party within 30 days of a previous transfer (whether the earlier transfer was requested by You or a third party acting on your behalf).  We may also impose special restrictions on third parties that engage in reallocations of Certificate values.  We may limit the frequency of the transfer and prohibit exchanges into a Fund.

Should transfer instructions provide for a redemption out of a Fund with purchase into a Fund that is restricted, the certificateowner’s transfer instructions will be considered a request that is not in Good Order.  Therefore, neither side of the requested transaction will be honored.  We will provide You notice that the transfer instructions were not executed.

We reserve the right to waive short-term trading restrictions, where permitted by law and not adverse to the interests of the relevant underlying Fund and other of the Company’s contract owners and Owners, in the following instances:

•	when a new broker of record is designated for the Certificate;
•	when the Owner changes;
•	when control of the Certificate passes to the designated beneficiary upon the death of the Insured;
•	when necessary in our view to avoid hardship to an Owner;
•	when underlying Funds are dissolved, merged or substituted.

If short-term trading results as a consequence of waiving the restrictions against short-term trading, it could expose Owners to certain risks.  The short-term trading could increase costs for all Owners as a result of excessive portfolio transaction fees.  In addition, the short-term trading could adversely affect a Fund's performance.  If large amounts of money are suddenly transferred out of a Fund, the Fund's investment adviser cannot effectively invest in accordance with the Fund's investment objectives and policies.  Unless the short-term trading policy and the permitted waivers of that policy are applied uniformly, some Owners may experience a different application of the policy and therefore may experience some of these risks.  Too much discretion on our part in allowing the waivers of short-term trading policy could result in an unequal treatment of short-term traders by permitting some short-term traders to engage in short-term trading while prohibiting others from doing the same.

The Funds’ Harmful Trading Policies

In addition to the restrictions that we impose (as described above under Short-Term Trading and below under Transfer Privileges), most of the Funds have adopted restrictions or other policies about transfers or other purchases and sales of the Funds’ shares.  These policies (the “Funds’ Harmful Trading Policies”) are intended to protect the Fund from short-term trading or other trading practices that are potentially harmful to the Fund.  The Funds’ Harmful Trading Policies may be more restrictive in some respects than the restrictions that we otherwise would impose, and the Funds may modify their Harmful Trading Policies from time to time.

We are legally obligated to provide (at the Funds’ request) information about each amount You cause to be deposited into a Fund (including by way of premium payments and transfers under your Certificate) or removed from the Fund (including by way of withdrawals and transfers).  If a Fund identifies You as having violated the Fund’s Harmful Trading Policies, we are obligated, if the Fund requests, to restrict or prohibit any further deposits or exchanges by You (or a third party acting on your behalf) into that Fund.  Any such restriction or prohibition may remain in place indefinitely.

Accordingly, if You do not comply with any Fund’s Harmful Trading Policies, You (or a third party acting on your behalf) may be prohibited from directing any additional amounts into that Fund.  You should review and comply with each Fund’s Harmful Trading Policies, which are disclosed in the Funds’ current prospectuses.

Funds may differ significantly as to such matters as:  (a) the amount, format and frequency of information that the Funds request from us about transactions that our customers make; and (b) the extent and nature of any limits or restrictions that the Funds request us to impose upon such transactions.  As a result of these differences, the costs borne by us and (directly or indirectly) by our customers may be significantly increased.  Any such additional costs may outweigh any additional protection that would be provided to our customers, particularly in view of the protections already afforded by the trading restrictions that we impose as described above under Short-Term Trading and below under Transfer Privileges.  Also, if a Fund imposes more strict trading restrictions than are reasonably necessary under the circumstances, You could be deprived of potentially valuable flexibility to make transactions with respect to that Fund.  For these and other reasons, we may disagree with the timing or substance of a Fund’s requests for information from us or with any transaction limits or restrictions that the Fund requests us to impose upon our customers.  If any such disagreement with respect to a Fund cannot be satisfactorily resolved, the Fund might be restricted or, subject to obtaining any required regulatory approval, replaced as an investment option.

Account Value

Your Account Value is the sum of the values of each Variable Sub-Account plus the value of the Fixed Account.  The Account Value varies depending upon the Premiums paid, Premium Expense Charges, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Cost of Insurance charges, partial withdrawals, fees, certificate loans and the net investment factor (described below).

The minimum guaranteed interest rate applicable to the values in the Fixed Account is 3% annually.  Interest in excess of the guaranteed rate may be applied in such a manner as we may determine, based on our expectations of future interest, mortality costs, persistency, expenses and taxes. Interest credited will be computed on a compound interest basis.
Account Value of the Variable Sub-Accounts

We measure the amounts in the Variable Sub-Accounts in terms of Units and Unit Values.  On any given date, the amount You have in a Variable Sub-Account is equal to the Unit Value multiplied by the number of Units credited to You in that Variable Sub-Account.  Amounts allocated to a Variable Sub-Account will be used to purchase Units of that Variable Sub-Account.  Units are redeemed when You make partial withdrawals, undertake certificate loans or transfer amounts from a Variable Sub-Account, and for the payment of Monthly Expense Charges, Monthly Cost of Insurance charges, Mortality and Expense Risk Charges and other fees.  The number of Units of each Variable Sub-Account purchased or redeemed is determined by dividing the dollar amount of the transaction by the Unit Value for the Variable Sub-Account.  A Valuation Date is any day on which the NYSE is open for business and valuation will occur at the close of the NYSE.  The NYSE historically closes on weekends and the following holidays:  New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.  For the first Valuation Date of each Variable Sub-Account, the Unit Value is established at $10.00.  The Unit Value for any subsequent Valuation Date is equal to the Unit Value for the preceding Valuation Date multiplied by the net investment factor (determined as provided below).  The Unit Value of a Variable Sub-Account for any Valuation Date is determined as of the close of the Valuation Period ending on that Valuation Date.  The Valuation Period is the period of time from one determination of Unit Values to the next.

If accompanied by proper allocation instructions, a premium received at our Service Office is credited to the Certificate on the same date it is received unless that date is not a Valuation Date or receipt is after the close of the NYSE on a Valuation Date.  In those instances, the premium will be credited on the next Valuation Date. If premium is to be allocated to a Variable Sub-Account, the Unit Value of the Variable Sub-Account will be that next determined after receipt of such premium in Good Order.

The Investment Start Date is the date we apply your first premium payment, which will be the later of the Issue Date, the Certificate Date or the Valuation Date we receive a premium equal to or in excess of the Initial Premium.

The Account Value on the Investment Start Date equals:

•	the net premium received, minus

•	the monthly deductions due on the Certificate Date and subsequent Monthly Anniversary Days through the Investment Start Date charged to the Variable Sub-Accounts and the Fixed Account.

The Account Value on subsequent Valuation Dates is equal to:

•	the Account Value attributable to each Variable Sub-Account on the preceding Valuation Date, multiplied by that Sub-Account’s Net Investment Factor, plus

•	the value of the Fixed Account on the preceding Valuation Date, accrued at interest, plus

•	that portion of Net Premium received and allocated to a Sub-Account during the current Valuation Period, plus

•	any amounts transferred by You to a Sub-Account from another Sub-Account during the current Valuation Period, minus

•	any amounts transferred by You from a Sub-Account to another Sub-Account during the current Valuation Period, minus

•	that portion of any Partial Withdrawal deducted from a Sub-Account during the current Valuation Period, plus

•	any amounts transferred among the Sub-Accounts for a certificate loan, minus

•	that portion of any surrender charges associated with a decrease in the Specified Face Amount charged to a Sub-Account during the current Valuation Period, minus

•	if a Processing Date, that portion of the Monthly Deductions charged to the a Sub-Account for the Certificate Month.

Net Investment Factor

The net investment factor for each Variable Sub-Account for any Valuation Period is the quotient of (1) divided by (2) where:

(1) is the net result of-

•	the net asset value of a Fund share held in the Variable Sub-Account determined as of the end of the Valuation Period, plus

•	the per share amount of any dividend or other distribution declared on Fund shares held in the Variable Sub-Account if the “ex-dividend” date occurs during the Valuation Period, plus or minus

•
a per share credit or charge with respect to any taxes reserved for by us, or paid by us if not previously reserved for, during the Valuation Period which are determined by us to be attributable to the operation of the Variable Sub-Account; and

(2) is the net asset value of a Fund share held in the Variable Sub-Account determined as of the end of the preceding Valuation Period.

The “ex-dividend date” is the date after which a Fund share begins trading without the dividend.

The net investment factor may be greater or less than one.

Splitting Units

We reserve the right to split or combine the value of Units.  In effecting any such change, strict equity will be preserved and no change will have a material effect on the benefits or other provisions of the Certificate.

Insufficient Value

The Certificate may terminate if your Account Value minus Certificate Debt is insufficient to pay all charges and deductions then due. The Certificate will terminate for no value, subject to a grace period described below if, on a Processing Date, the Certificate’s Account Value less Certificate Debt is less than or equal to zero.

Certificate termination will not occur if:

1.	You pay premium sufficient to keep the Certificate in force prior to the end of the grace period;

2.	You are within the No-Lapse Guarantee Period and you have paid sufficient premium to satisfy the “minimum premium test” described below; or

3.	The Loan Lapse Protection Rider is in effect and all conditions thereunder have been met.

Grace Period

If, on a Valuation Date, the Certificate will terminate by reason of insufficient value, we will allow a grace period.  This grace period will allow 61 days from that Valuation Date for the payment of a premium sufficient to keep the Certificate in force.  Notice of premium due will be mailed to your last known address and the last known address of any assignee of record.  We will assume that your last known address is the address shown on the Certificate Application (or notice of assignment), unless we receive written notice of a change in address in a form satisfactory to us.  If the premium due is not paid within 61 days after the beginning of the grace period, then the Certificate and all rights to benefits will terminate without value at the end of the 61 day period.  The Certificate will continue to remain in force during this grace period.  If the Certificate Proceeds become payable by us during the grace period, then any overdue monthly deductions will be deducted from the amount payable by us.

No-Lapse Guarantee

A No-Lapse Guarantee will eliminate the impact of poor investment performance and risk of Certificate termination because the Account Value is not used to determine if lapse has occurred.  If You pay sufficient premiums to satisfy the minimum premium test described below the Certificate will not lapse.  The length of time your No-Lapse Guarantee is in effect is called the No-Lapse Guarantee Period and is determined by the Insured’s Issue Age and the planned periodic premium You pay.  The No-Lapse Guarantee Period can be as long as 20 years or until the Insured attains age 80, whichever occurs first.

The annual report You receive will advise whether the premiums paid meet the minimum premium test, and, if no further premium is received, how long the No-Lapse Guarantee will last.

Minimum Premium Test

A Certificate satisfies the minimum premium test if the premiums paid less any partial withdrawals less any Certificate Debt exceed the sum of the “Minimum Monthly Premiums” which applied to the Certificate in each Certificate Month from the Certificate Date to the Valuation Date.

The applicable Minimum Monthly Premiums are specified in the Certificate and are determined based on the length of time of the No-Lapse Guarantee Period elected and the Insured’s Issue Age.

If a Certificate does not satisfy the minimum premium test, additional premium is required to keep the Certificate in force.

Ask your financial adviser for illustrations to show how different premium funding levels for your Certificate will determine the length of the No-Lapse Guarantee Period.

Charges and Deductions

The monthly deductions described below are the Premium Expense Charges, Mortality and Expense Risk Charges, Monthly Expense Charges, Monthly Costs of Insurance and the charges for any supplemental benefits.

There are no monthly deductions after the certificate anniversary on which the Insured is Attained Age 121.

Premium Expense Charge

We will deduct a Premium Expense Charge from each premium payment upon receipt.  Three and one quarter percent of the charge is used to pay federal, state and local tax obligations.  The remainder of the Premium Expense Charge is a sales load used for agent compensation and other at issue costs.  If the LTA Rider is not attached to the Certificate, the current Premium Expense Charge is 6.50% in all Certificate Years and will not exceed 8.25%.  If the LTA Rider is attached to the Certificate, the Premium Expense Charge is currently 15.00% in all Certificate Years and is guaranteed not to exceed 15.00% in any Certificate Year.

Mortality and Expense Risk Charge

This charge is for the mortality and expense risks we assume with respect to the Certificate.  It is a percentage of the Account Value of the Variable Sub-Accounts and, unless You direct otherwise, is deducted proportionally from the Account Value of the Sub-Accounts each month.  We may realize a profit from this charge.

If the LTA Rider is not attached to the Certificate, the current Mortality and Expense Risk Charge percentage is 0.60% annually for Certificate Years 1 through 5 and 0.12% annually thereafter.  The Charge is guaranteed not to exceed those levels for Certificates without the LTA Rider.

If the LTA Rider is attached to the Certificate, the current Mortality and Expense Risk Charge is 0.00%.  Should a Mortality and Expense Charge be imposed, it will not exceed 0.25% annually.

The mortality risk we assume is that the group of lives insured under the Certificates may, on average, live for shorter periods of time than we estimated.  The expense risk we assume is that our costs of issuing and administering Policies may be more than we estimated.

Monthly Expense Charge

We will deduct from your Account Value monthly a charge of $8.00 in all years and a monthly charge based on the SFA for the first 5 Certificate Years following the issuance of the Certificate and the first 5 Certificate Years following the effective date of each increase in the SFA , if any, based on the amount of the increase.  Minimum and maximum Monthly Expense Charges are shown in the Fee Table.  The Monthly Expense Charge is based on the Issue Age, sex and rating class of the Insured and is higher if the LTA Rider is attached to the Certificate.  Unless You direct otherwise, the Monthly Expense Charges will be deducted proportionally from the amounts in the Sub-Accounts and covers administration expenses and issuance costs.  The illustration provided at time of application will show your specific Monthly Expense Charge.

Monthly Cost of Insurance

We deduct a Monthly Cost of Insurance charge from your Account Value to cover anticipated costs of providing insurance coverage.  We may realize a profit from this charge.  Unless You direct otherwise, the Monthly Cost of Insurance deduction will be charged proportionally to the amounts in the Sub-Accounts.

The Monthly Cost of Insurance equals the sum of (1), (2) and (3) where:

(1)	is the Monthly Cost of Insurance rate times the Total Net Amount at Risk divided by 1,000*;

(2)	is the monthly rider cost for any riders which are a part of the Certificate (i.e. Waiver of Monthly Deductions, Payment of Stipulated Amount, Enhanced Cash Surrender Value); and

(3)	is any additional insurance charge calculated, as specified in the Certificate, for substandard risk classifications, which can be up to 500% of the charge shown in the Fee Table.

*Item (1) above is expressed algebraically as the Monthly Cost of Insurance Rate x [Total Net Amount at Risk ÷ 1000].   Please see Appendix A, Glossary of Terms, for definitions of the Total Net Amount at Risk and its components.

The Total Net Amount at Risk equals:

•	the death benefit divided by 1.00247; minus

•	your Account Value on the Processing Date prior to assessing the monthly deductions.

The cost of insurance charges described above are determined separately for the initial SFA and SIA and each increase in the SFA and SIA.

The net amount at risk is affected by the performance of the Sub-Accounts to which premium is allocated, the cumulative premium paid, any Certificate Debt, any partial withdrawals, transaction fees and periodic charges.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge described above is determined separately for the initial SFA and SIA and each increase in the SFA and SIA.  In calculating the net amount at risk, your Account Value will first be allocated to the initial SFA, then to the initial SIA and then to each increase in the SFA and SIA in the order in which the increases were made. It is necessary to allocate Account Value in this manner as different Monthly Cost of Insurance Charges may apply to the initial death benefit and each increase in SFA and SIA.  By way of example, assume the initial death benefit is $500,000 all base, there is a later request for SIA of $400,000 and the Account Value is $600,000.  The net amount at risk of the initial death benefit is $500,000 divided by 1.00247 less $500,000 of Account Value divided by 1.00247. The Account Value must be divided at this stage by 1.00247 because it is incorrect to assign more Account Value than there is initial death benefit.  To determine the net amount at risk of the $400,000 SIA, we take the $400,000 and divide by 1.00247 then subtract the remaining Account Value of $101,232 (which is the result of $600,000 less $500,000 divided by 1.00247 from the initial death benefit net amount at risk calculation).  So the net amount at risk of the initial death benefit is zero and the net amount at risk of the SIA is $297,782.

Monthly Cost of Insurance Rates

The Monthly Cost of Insurance rates (except for any such rate applicable to an increase in the SFA and SIA) are currently based on the length of time the Certificate has been in force and the Insured's sex, Issue Age and rating class.  The Monthly Cost of Insurance rates applicable to each increase in the SFA and SIA are currently based on the length of time the increase has been in force and the Insured's sex, Issue Age and rating class.  The Monthly Cost of Insurance rates will, however, be determined by us from time to time based on our expectations of future experience with respect to mortality costs, persistency, interest rates, expenses and taxes.  The rates for the Certificate will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. The rates for the Certificate if the LTA Rider is attached will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Aggregate Mortality Tables.  The 2001 Commissioners Standard Ordinary Aggregate Mortality Tables blend smoker and nonsmoker mortality and are generally higher than the rates under the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables. The 2001 Commissioners Standard Ordinary Aggregate Mortality Tables permit greater Certificate funding without violating the Guideline Premium Test so a certificateowner who wishes to heavily fund their Certificate, as with the LTA Rider, would prefer application of these Tables.

Other Charges and Deductions

Interest charged on outstanding loans as well as the interest credited to loaned values of the Fixed Account is more fully described in the section entitled “Certificate Loans” above.  Additionally, a flat extra charge may apply if an Insured is a substandard risk.  The flat extra charge is determined by our underwriting guidelines and varies proportional to the degree of additional mortality risk borne by the Company.  A flat extra charge will not exceed $50.00 ($20.00 for Certificates with Investment Start Dates before October 12, 2009) per $1000 of Total Net Amount at Risk.  It is deducted from the Account Value on a monthly basis and covers the additional mortality risk of the Insured borne by the Company.  A definition of “flat extra” is provided in the Glossary.

Reduced Charges

We reserve the right to reduce the Premium Expense Charge, Monthly Expense Charge and Mortality and Expense Risk Charge.  We will provide You prompt notice of any reduction.  Reductions will be based on uniformly applied criteria that do not discriminate unfairly against any person.

Supplemental Benefits

The following supplemental benefit riders may be available in your state. Each rider is subject to certain limitations and termination provisions.  Any rider charges imposed are necessary to cover the expenses borne by the Company for providing the additional benefits provided by the riders.  For additional information on the riders, please ask your financial adviser.

Accelerated Benefits Rider

Under this rider, we will pay You, at your written request in a form satisfactory to us, an “accelerated benefit” if the Insured is terminally ill.  An Insured is considered “terminally ill” if the Insured has a life expectancy of 12 months or less due to illness or physical condition.  (This time period may be more or less in some states.)

The accelerated benefit payment will be equal to that portion of the Certificate's death benefit requested by You, not to exceed 75% of the amount of the death benefit, subject to certain reductions. Reductions to the accelerated benefit payment may include the following:

a.	a 12 month discount percentage which will not exceed the greater of the current yield on 90-day Treasury bills and the current maximum statutory adjustable loan interest rate;
b.	the amount of Certificate Debt in excess of the Accelerated Amount; and
c.	an administrative fee of $150.

This rider automatically attaches to every Certificate at no charge.

Charitable Giving Benefit Rider

Under this rider, when Certificate Proceeds are payable, we will pay a Charitable Gift Amount to the named Charitable Beneficiary.  The Charitable Gift Amount is 1% of the Specified Face Amount and is an additional payment that does not diminish the Certificate Proceeds paid to your beneficiary.  The Charitable Beneficiary may be any organization considered exempt from federal taxation under Section 501(c) of the Internal Revenue Code and is listed in Section 170(c) of the Internal Revenue Code as an authorized recipient of charitable contributions.  The Charitable Gift Amount and the Charitable Beneficiary in effect on the Issue Date are shown in the Certificate.  The rider must be elected at issue and can be discontinued upon written request to the Company.  There is no charge for this rider.

Waiver of Monthly Deductions Rider

Under this rider, we will waive the monthly deductions for the Certificate and any optional riders for all months for which the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  We will continue to waive the monthly deductions for as long as the disability continues.  Waiver of monthly deductions means the Account Value will not be reduced by any monthly deductions each Monthly Anniversary Day during the period of total disability.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will waive the monthly deductions.  At that time, we will reverse the monthly deductions which have been taken for the past months of total disability and waive all monthly deductions going forward until total disability ceases.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and multiply this factor by each $1000 of SFA and $1000 of SIA.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  If You elect this rider, You may not elect the Payment of Stipulated Amount Rider.

Payment of Stipulated Amount Rider

Under this rider, we will make a monthly payment of the “stipulated amount” into the Account Value when the Insured suffers a total disability, if the Insured's total disability commences while this rider is in force and continues for six months.  You elect the stipulated amount on the application.  We will continue to make a payment of that amount for as long as the disability continues but no later than the duration of the payment option elected (Insured's age 65 or 70). Payment of the stipulated amount does not guarantee that the Account Value of the Certificate will be sufficient to keep the Certificate in force.  We must receive due proof of the Insured’s total disability and due proof that the total disability has been continuous for six months before we will make a payment.  At that time, we will credit the Account Value with the stipulated payment at the beginning of each month of past total disability and will credit the Account Value with the stipulated payment at the beginning of each month total disability continues.  We may require from time to time additional proof that the disability is continuing, but not more frequently than once per year after the disability has continued for two years.  The rider charge is deducted monthly from the Account Value.  We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age and sex and multiply that factor by each $100 of Stipulated Amount.  The rider charge will cease for the term the stipulated amount is being paid.  The rider must be elected at issue and may be discontinued upon written request to the Company.  If the rider is discontinued, the rider charge will cease.  The rider may not be elected if the Waiver of Monthly Deductions Rider has been elected.

Enhanced Cash Surrender Value Rider

This rider provides a waiver of surrender charges and thus is appropriate for certificate owners who seek to preserve the ability to access cash surrender values during the surrender charge period.  If this rider is attached to the Certificate, there are no surrender charges applicable to partial withdrawals, full surrenders or SFA decreases.  Surrender charges will not be waived if the surrender is part of an exchange under Section 1035 of the Internal Revenue Code.

We use a Company-developed proprietary pricing table to determine the factor that corresponds with the Insured’s Issue Age, sex and rating class and multiply that factor by each $1000 of SFA to determine the applicable charge for this rider.  The rider must be elected at issue and may not be discontinued.  The Enhanced Cash Surrender Value Rider may not be elected if the LTA Rider has been elected as surrender charges would already be waived by the LTA Rider.

Loan Lapse Protection Rider

This rider is designed to protect the Certificate from lapse should Certificate Debt become the near equivalent of the Account Value.  Under this rider, the Certificate will not terminate for insufficient value on and after the Rider Exercise Date.  The Rider Exercise Date is the earliest date on which all the following have occurred:

•	the Insured is 75 or older;
•	the Certificate has been in force at least 15 years;
•	the outstanding Certificate Debt is greater than the SFA;
•	the outstanding Certificate Debt equals or exceeds 96% of the Account Value;
•	not more than 30% of the Certificate Debt has been a result of loan activity in the 36 months immediately preceding the Rider Exercise Date;
•	the sum of withdrawals made equals the sum of premiums paid; and
•	we have received your request to exercise the rider.

The rider charge is an administrative charge that applies on the Rider Exercise Date and equals the excess of 99.5% of the Account Value over the Certificate Debt.  By way of example, if the Account Value is $1,000,000 and the Certificate Debt is $970,000, the charge is $25,000 which is the difference between 99.5% of the Account Value and the Certificate Debt.

On the Rider Exercise Date, after deduction of the rider charge from the Account Value, the following will occur:

•	The Account Value in the Variable Sub-Accounts will be irrevocably transferred to the Fixed Account;
•	The Death Benefit will be changed to equal 105% of the Account Value;
•	Monthly Deductions will cease;
•	No further premium will be accepted;
•	SFA and SIA increases and decreases will no longer be permitted; and
•	All supplemental riders (other than the accelerated benefit rider) will terminate.

The rider automatically attaches to every Certificate that has elected the Guideline Premium Test and may be discontinued upon written request to the Company.

You should be aware that the tax consequences of the Loan Lapse Protection Rider are uncertain. You should consult a tax adviser about the tax consequences of the Loan Lapse Protection Rider. Please see the Federal Income Tax Considerations section of this prospectus.

Long Term Accumulation Rider (“LTA” Rider)

This rider is designed for certificateowners who desire high Account Values throughout the long-term life of the Certificate.  Consistent with that goal, they seek to heavily fund the Certificate in the early Certificate Years.  Heavily funding the Certificate in the early years provides an opportunity for longer term growth of a larger asset base.  A Certificate with this rider will be less costly over the longer term than a Certificate without this rider because Account Values should be higher and there is currently no Mortality and Expense Risk Charge.  The maximum Mortality and Expense Risk Charge is also less than the maximum Mortality and Expense Risk Charge for a Certificate without this rider.  The absence or reduction in the Mortality and Expense Risk Charge partially offsets the other higher charges, described below, which is expected but not guaranteed to be positive or to far exceed the costs of this rider.

Under this rider, surrender charges under the Certificate will be waived and an asset credit will be paid on the Asset Credit Date and each certificate anniversary thereafter.  The Asset Credit Date is the 16th certificate anniversary.  The Asset Credit Date is shown in the Certificate.

The asset credit will be paid if the Certificate’s persistency, mortality experience and expense assumptions are at least as favorable as that assumed by the Company on the Issue Date.  It is calculated as a percentage of Account Value less Certificate Debt.  There is no guaranteed minimum asset credit.  There is no separate charge for this rider but attachment of the rider to the Certificate changes the Premium Expense Charge, Monthly Cost of Insurance Charge, Monthly Mortality and Expense Risk Charge and the Monthly Expense Charge.

The Premium Expense Charge and Monthly Expense Charge are significantly higher for a Certificate with this rider.  Although this rider contemplates a long-term investment, it also provides less costly access to cash surrender values in the early Certificate Years by virtue of the net effect of the waiver of the surrender charge outweighing the higher Premium Expense Charge and Monthly Expense Charge.  In the first three Certificate Years, the impact to net premium and Account Value is less than the reduction to Cash Surrender Value should a surrender occur during the surrender charge period and surrender charges were not waived.  Thereafter, the Premium Expense Charge and Monthly Expense Charge impact to net premium and Account Value is greater than any reduction to Cash Surrender Value due to an imposition of surrender charges.

Please see the Fee Table to determine how charges vary with rider attachment. The rider must be elected at issue and may not be discontinued.  If You elect the rider, You may not elect the Enhanced Cash Surrender Value Rider.

Although both the Enhanced Cash Surrender Value Rider and the LTA Rider waive surrender charges, they differ in core benefit provided.  The LTA Rider’s core benefit is on the potential asset credit that may be paid in Certificate Years 16 and thereafter.  Thus, the Enhanced Cash Surrender Value Rider is for certificateowners who may wish to access cash surrender values in the early Certificate Years and the LTA Rider is for certificateowners who anticipate retaining assets under the Certificate over the long term.  In addition, a certificateowner should not elect the LTA Rider if his/her focus is more on death benefit protection and there is anticipation of minimally funding the Certificate over several years.  In that instance, the Enhanced Cash Surrender Value Rider would be a better rider election.

Termination of Certificate

The Certificate will terminate on the earlier of the date we receive (in Good Order) your request to surrender, the expiration date of the Grace Period without payment of premium due or the date of death of the Insured.

Reinstatement

Before the Insured's death, we may reinstate the Certificate provided that the Certificate has not been surrendered and You-

•	make a request for reinstatement within three years from the date of termination;

•	submit satisfactory evidence of insurability to us; and

•	pay an amount, as determined by us, sufficient to put the Certificate in force.

An amount sufficient to put the Certificate in force is not less than:

•	the monthly deductions overdue at the end of the grace period; plus

•	any excess of Certificate Debt over Cash Value at the end of the grace period; plus

•	three times the monthly cost of insurance charges applicable at the date of reinstatement; plus

•	three times the monthly expense charges applicable at the date of reinstatement.

During the No-Lapse Guarantee Period, an amount sufficient to put the Certificate in force is the amount necessary to meet the minimum premium test.  Any Certificate Debt at the time the Certificate terminated must be repaid at time of reinstatement or carried over to the reinstated Certificate.

Deferral of Payment

We will usually pay any amount due from the Variable Account within seven days after the Valuation Date following our receipt of written notice satisfactory to us giving rise to such payment or, in the case of death of the Insured, Due Proof of such death. Payment is subject to our rights under the Certificate's incontestability and suicide provisions. Payment of any amount payable from the Variable Account on death, surrender, partial withdrawal or certificate loan may be postponed whenever:

•	the New York Stock Exchange is closed other than customary weekend and holiday closing, or trading on the NYSE is otherwise restricted, as determined by the Securities and Exchange Commission;

•	the Securities and Exchange Commission, by order, permits postponement for the protection of certificateowners;

•
an emergency exists as determined by the Securities and Exchange Commission, as a result of which disposal of securities is not reasonably practicable, or it is not reasonably practicable to determine the value of the assets of the Variable Account; or

•	mandated by applicable law.

In addition, if, pursuant to SEC rules, the MFS® Money Market Portfolio suspends payment of redemption proceeds in connection with a liquidation of the Fund, we will delay payment of any transfer, partial withdrawal, surrender, loan or death benefit from the Money Market Sub-Account until the Fund is liquidated.

If You have submitted a recent check or draft, we have the right to defer payment of surrenders, partial withdrawals, or death benefit proceeds until such check or draft has been honored,

We may defer payment from the Fixed Account for a period up to six months. We do not pay interest on the amount of any payments we defer.

If mandated under applicable law, we may be required to reject a premium payment and/or block a Certificate and thereby refuse to pay any request for transfers, withdrawals, surrenders, loans or death benefits until instructions are received from the appropriate regulators.  We may also be required to provide additional information about You or your Account to governmental regulators.

Rights of Owner

While the Insured is alive, unless You have assigned any of these rights, You may:

•	transfer ownership to a new owner;

•	name a contingent owner who will automatically become the owner of the Certificate if You die before the Insured;

•	change or revoke a contingent owner;

•	change or revoke a beneficiary;

•	exercise all other rights in the Certificate;

•	increase or decrease the SFA and SIA, subject to the other provisions of the Certificate;

•	change the death benefit option, subject to the other provisions of the Certificate.

When You transfer your rights to a new owner, You automatically revoke any prior contingent owner designation.  When You want to change or revoke a prior beneficiary designation, You have to specify that action.  You do not affect a prior beneficiary when You merely transfer ownership, or change or revoke a contingent owner designation.

You do not need the consent of a beneficiary or a contingent owner in order to exercise any of your rights.  However, You must give us written notice satisfactory to us of the requested action.  Your request will then, except as otherwise specified herein, be effective as of the date You signed the form, subject to any action taken before we received it.

Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy’s maturity date or date the death benefit is due and payable. For example, if the payment of a death benefit has been triggered, but, if after a thorough search, we are still unable to locate your beneficiary, or your beneficiary does not come forward to claim the death benefit in a timely manner, the death benefit will be paid to the abandoned property division or unclaimed property office of the state in which You or your beneficiary last resided, as shown on our books and records, or to our state of domicile. This “escheatment” is revocable, however, and the state is obligated to pay the death benefit if your beneficiary steps forward to claim it with the proper documentation.  To prevent such escheatment, it is important that You update your beneficiary designations, including full names and complete addresses, if and as they change.

Rights of Beneficiary

The beneficiary has no rights in the Certificate until the death of the Insured.  If a beneficiary is alive at that time, the beneficiary will be entitled to payment of the Certificate Proceeds as they become due.

Other Certificate Provisions

Addition, Deletion or Substitution of Investments

We may decide to add new Variable Sub-Accounts at any time.  Also, shares of any or all of the Funds may not always be available for purchase by the Variable Account, or we may decide that further investment in any such shares is no longer appropriate.  In either event, shares of other registered open-end investment companies or unit investment trusts may be substituted both for Fund shares already purchased by the Variable Account and/or as the security to be purchased in the future, provided that these substitutions have been approved by the Securities and Exchange Commission, to the extent necessary.  In addition, the investment policies of the Variable Sub-Accounts will not be changed without the approval of the Insurance Superintendent of the State of New York.  We also reserve the right to eliminate or combine existing Variable Sub-Accounts or to transfer assets between Variable Sub-Accounts, subject to the approval of the Securities and Exchange Commission. In the event of any substitution or other act described in this paragraph, we will notify You and make any appropriate endorsements to the Certificate to reflect the substitution.

Entire Contract

Your entire contract with us consists solely of the Certificate, including the attached copy of the Certificate Application and any attached copies of supplemental applications and any riders and endorsements.

Alteration

Financial advisers do not have any authority to either alter or modify the Certificate or to waive any of its provisions.  The only persons with this authority are our president, actuary, secretary or one of our vice presidents.

Modification

Upon notice to You, we may modify the Certificate if such a modification-

•	is necessary to make the Certificate or the Variable Account comply with any law or regulation issued by a governmental agency to which we are or the Variable Account is subject;

•	is necessary to assure continued qualification of the Certificate under the Internal Revenue Code or other federal or state laws as a life insurance certificate;

•	is necessary to reflect a change in the operation of the Variable Account or the Sub-Accounts; or

•	adds, deletes or otherwise changes Variable Sub-Account options.

When required, approval of the Securities and Exchange Commission will be obtained.

We also reserve the right to modify certain provisions of the Certificate as stated in those provisions.  In the event of any such modification, we may make appropriate endorsement to the Certificate to reflect such modification.

Assignments

During the lifetime of the Insured, You may assign all or some of your rights under the Certificate.  All assignments must be filed at our Service Office and must be in written form satisfactory to us.  The assignment will then be effective as of the date You signed the form, subject to any action taken before we acknowledge receipt. We are not responsible for the validity or legal effect of any assignment.

Nonparticipating

The Certificate does not pay dividends.  The Certificate does not share in our profits or surplus earnings.

Misstatement of Age or Sex

If the age or sex of the Insured is stated incorrectly, the amounts payable by us will be adjusted as follows:

Misstatement discovered at death-The death benefit will be recalculated to that which would be purchased by the most recently charged Monthly Cost of Insurance rate for the correct age or sex.

Misstatement discovered prior to death-Your Account Value will be recalculated from the Certificate Date using the Monthly Cost of Insurance Rates based on the correct age or sex.

Suicide

If the Insured commits suicide within two years after the Certificate's Issue Date, we will not pay any part of the Certificate Proceeds.  We will refund the premiums paid, less the amount of any Certificate Debt and any partial withdrawals.  If the Insured commits suicide within two years after the effective date of an increase in the SFA and SIA, then our liability as to that increase will be the cost of insurance for that increase.

Incontestability

All statements made in the application or in a supplemental application are representations and not warranties.  We relied and will rely on those statements when approving the issuance, increase in SFA, increase in SIA, increase in death benefit over premium paid, change in death benefit option or reinstatement of the Certificate.  No statement can be used by us in defense of a claim unless the statement was made in the application or in a supplemental application.  After the Certificate has been in force during the lifetime of the Insured for a period of two years from its Issue Date, we cannot contest it except for non-payment of premiums.  However, any increase in SFA or SIA which is effective after the Issue Date will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the Effective Date of Coverage of such increase.  Any increase in death benefit over premium paid or increase in death benefit due to a death benefit option change will be incontestable only after such increase has been in force during the lifetime of the Insured for two years from the date of the increase.  Any reinstatement will be incontestable after the reinstated Certificate has been in force during the lifetime of the Insured for two years from the effective date of the reinstatement.

Report to Owner

We will send You a report at least once each Certificate Year.  The report will show current certificate values, premiums paid and deductions made since the last report.  It will also show the balance of any outstanding certificate loans and accrued interest on such loans.  There is no charge for this report.  Additionally, confirmations of individual transactions (e.g. premium payments, allocations, transfers) in the Certificate will be sent at the time of the transaction.

Federal Income Tax Considerations

The following is a summary of our understanding of current federal income tax laws and is not intended as tax advice.  You should be aware that Congress has the power to enact legislation affecting the tax treatment of life insurance contracts which could be applied retroactively.  New judicial or administrative interpretation of federal income tax law may also affect the tax treatment of life insurance contracts.  Any person contemplating the purchase of a Certificate or any transaction involving a Certificate should consult a qualified tax adviser.  We do not make any representation or provide any guarantee regarding the federal, state or local tax treatment of any Certificate or any transaction involving a Certificate.

Our Tax Status

We are taxed as a life insurance company under Subchapter L of the Code.  Although we account for the operations of the Variable Account separately from our other operations for purposes of federal income taxation, the Variable Account currently is not separately taxable as a regulated investment company or other taxable entity.

Taxes we pay, or reserve for, that are attributable to the earnings of the Variable Account could affect the Net Investment Factor, which in turn affects your Account Value.  Under existing federal income tax law, however, the income (consisting primarily of interest, dividends and net capital gains) of the Variable Account, to the extent applied to increase reserves under the Certificate, is not taxable to us.  Similarly, no state or local income taxes are currently attributable to the earnings of the Variable Account.  Therefore, we do not take any federal, state or local taxes into account when determining the Net Investment Factor.  We may take taxes into account when determining the Net Investment Factor in future years if, due to a change in law, our tax status or otherwise, such taxes are attributable to the earnings of the Variable Account.

In calculating our corporate income tax liability, we derive certain corporate income tax benefits associated with the investment of company assets, including separate account assets that are treated as company assets under applicable income tax law.  These benefits, which reduce our overall corporate income tax liability, may include dividends received deductions and foreign tax credits which can be material.  We do not pass these benefits through to the Variable Account, principally because:  (i) the great bulk of the benefits results from the dividends received deduction, which involves no reduction in the dollar amount of dividends that the Variable Account receives and (ii) under applicable income tax law, certificateowners are not the owners of the assets generating the benefits.

Taxation of Certificate Proceeds

Section 7702 of the Code provides certain tests for whether a certificate will be treated as a “life insurance contract” for tax purposes.  Provided that the certificateowner of the Certificate has an insurable interest in the Insured, we believe that the Certificate meets these tests, and thus should receive the same federal income tax treatment as a fixed life insurance contract.  As such, the Death Benefit under the Certificate will generally be eligible for exclusion from the gross income of the beneficiary under Section 101 of the Code, and the certificateowner will not be deemed to be in constructive receipt of the increases in Cash Surrender Values, including additions attributable to interest, dividends, appreciation or gains realized upon transfers among the Sub-Accounts and the Fixed Account, until actual receipt thereof.

However, You may be taxed on all of the accumulated income under the Certificate on its maturity date and there can be no assurance that an election to extend the maturity date of the Certificate will avoid that result.  In addition, a corporate owner may be subject to alternative minimum tax on the annual increases in Cash Surrender Values and on the portion of the Death Benefit under the Certificate that exceeds its Cash Surrender Value.

To qualify as a life insurance contract under Section 7702, the Certificate must satisfy certain actuarial requirements.  Section 7702 requires that actuarial calculations be based on mortality charges that meet the “reasonable mortality charge” requirements set forth in the Code, and other charges reasonably expected to be actually paid that are specified in the Certificate.  The law relating to reasonableness standards for mortality and other charges is based on statutory language and certain IRS pronouncements that do not address all relevant issues.  Accordingly, although we believe that the mortality and other charges that are used in the calculations (including those used with respect to Certificates issued to so-called “sub-standard risks”) meet the applicable requirements, we cannot be certain.  It is possible that future regulations will contain standards that would require us to modify the mortality and other charges used in the calculations, and we reserve the right to make any such modifications.

For a variable contract like the Certificate to qualify as life insurance for federal income tax purposes, it also must comply with the investment diversification rules found in Section 817 of the Code.  We believe that the Variable Account complies with the diversification requirements prescribed by Section 1.817-5 of the Treasury Regulations.  The IRS has stated that satisfaction of the diversification requirements described above by itself does not prevent a contract owner from being treated as the owner of separate account assets under an “owner control” test.  If a contract owner is treated as the owner of separate account assets for tax purposes, the contract owner would be subject to taxation on the income and gains from the separate account assets.  In published revenue rulings through 1982 and then again in 2003, the IRS has stated that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise control over the investment of the assets.  In Rev. Rul. 2003-91, the IRS considered certain variable annuity and variable life insurance contracts and concluded that the owners of the variable contracts would not be considered the owners of the contracts underlying assets for federal income tax purposes.

Rev. Rul. 2003-91 states that the determination of whether the owner of a variable contract possesses sufficient incidents of ownership over the assets underlying the variable contract so as to be deemed the owner of those assets for federal income tax purposes will depend on all the facts and circumstances.  We do not believe that the differences between the Certificate and the contracts described in Rev. Rul. 2003-91 with respect to the number of investment choices and the ability to transfer among investment choices should prevent the holding in Rev. Rul. 2003-91 from applying.  Nevertheless, You should consult with a qualified tax adviser on the potential impact of the “owner control” rules of the IRS as they relate to the investment decisions and activities You may undertake with respect to the Certificate.

The guidelines in Rev. Rul. 2003-91 do not address the treatment of a certificateholder which is, or which is affiliated with, an investment manager.  Any investment manager or affiliate who purchases a Certificate assumes the risk that it may be treated as the owner of the investments underlying the Certificate under the “owner control” rules because of the investment manager’s control over assets held under the Certificate.  However, the diversification rules would permit an investment manager (or its affiliate) to hold a direct investment in an investment option under the Certificate in certain limited circumstances.  We do not believe that the application of the “owner control” rules to an investment manager (or its affiliate) should affect You.

In the future, the IRS and/or the Treasury Department may issue new rulings, interpretations or regulations on this subject.  Accordingly, we reserve the right to modify the Certificate as necessary to attempt to prevent You from being considered the owner, for tax purposes, of the underlying assets.  We also reserve the right to notify You if we determine that it is no longer practicable to maintain the Certificate in a manner that was designed to prevent You from being considered the owner of the assets of the Variable Account.  You bear the risk that You may be treated as the owner of Variable Account assets and taxed accordingly.

The tax consequences of distributions from, and loans taken from or secured by, a Certificate depend on whether the Certificate is classified as a Modified Endowment Contract under Section 7702A of the Code.  Due to the flexibility of the payment of premiums and other rights You have under the Certificate, classification of the Certificate as a Modified Endowment Contract will depend upon the individual operation of each Certificate.  A Certificate is a Modified Endowment Contract if the aggregate amount paid under the Certificate at any time during the first seven Certificate Years exceeds the sum of the net level premiums that would have been paid on or before such time if the Certificate provided for paid up future benefits after the payment of seven level annual premiums.  If there is a reduction in benefits during the first seven Certificate Years, the foregoing computation is made as if the Certificate originally had been issued at the reduced benefit level.  If there is a “material change” to the Certificate, the seven year testing period for Modified Endowment Contract status is restarted.  A material change may occur, for example, unless there is an increase in the death benefit due to the payment of an unnecessary premium.  Unnecessary premiums are premiums paid into the Certificate that are not needed to provide a death benefit equal to the lowest death benefit payable in the first seven Certificate Years.  A life insurance contract received in exchange for a Modified Endowment Contract also will be treated as a Modified Endowment Contract.

We have undertaken measures to prevent payment of a premium from inadvertently causing the Certificate to become a Modified Endowment Contract.  In general, You should consult a qualified tax adviser before undertaking any transaction involving the Certificate to determine whether such a transaction would cause the Certificate to become a Modified Endowment Contract.

If a Certificate is not a Modified Endowment Contract, cash distributions from the Certificate are treated first as a nontaxable return of the owner’s Investment in the Certificate (as defined below) and then as a distribution of the income earned under the Certificate, which is subject to ordinary income tax.  (An exception to this general rule occurs when a cash distribution is made in connection with certain reductions in the death benefit under the Certificate in the first fifteen contract years.  Such a cash distribution is taxed in whole or in part as ordinary income.)  Loans from, or secured by, a Certificate that is not a Modified Endowment Contract generally are treated as bona fide indebtedness, and thus are not included in the owner’s gross income.  However, the tax treatment of loans from such a Certificate after the tenth Certificate Year is uncertain.  You should consult a tax adviser regarding such loans.

If a Certificate is a Modified Endowment Contract, distributions from the Certificate are treated as ordinary income subject to ordinary income tax up to the amount equal to the excess of the Account Value (which includes unpaid certificate loans) immediately before the distribution over the Investment in the Certificate (as defined below).  Loans taken from, or secured by, such a Certificate, as well as due but unpaid interest thereon, are taxed in the same manner as distributions from the Certificate.  A 10% additional tax is imposed on the portion of any distribution from, or loan taken from or secured by, a Modified Endowment Contract that is included in income except when the distribution or loan is made on or after the owner attains age 59½, is attributable to the certificateowner’s becoming disabled, or is part of a series of substantially equal periodic payments for the life (or life expectancy) of the certificateowner or the joint lives (or joint life expectancies) of the certificateowner and the certificateowner’s Beneficiary.  These exceptions are not likely to apply where the Certificate is not owned by an individual (or held in trust for an individual).  For purposes of the computations described in this paragraph, all Modified Endowment Contracts issued by us to the same certificateowner during any calendar year are treated as one Modified Endowment Contract. If a Certificate becomes a Modified Endowment Contract, distributions that occur during the Certificate Year will be taxed as distributions from a Modified Endowment Contract. In addition, distributions from a Certificate within two (2) years before it becomes a Modified Endowment Contract may be taxed retroactively as distributions from a Modified Endowment Contract.

There are substantial limits on the deductibility of certificate loan interest on a federal income tax return.  You should consult a qualified tax adviser regarding such deductions.

Upon the complete maturity, surrender or lapse of the Certificate, the amount by which the sum of the Certificate’s Cash Surrender Value and any unpaid Certificate Debt exceeds the certificateowner’s “Investment in the Certificate” (as defined below) is treated as ordinary income subject to tax and, if the Certificate is a Modified Endowment Contract, the 10% additional tax discussed above may apply also.  Any loss incurred upon surrender generally is not deductible.  Any corporation that is subject to the alternative minimum tax will also have to make a separate computation of the Investment in the Certificate and the gain resulting from the maturity of the Certificate, or a surrender or lapse of the Certificate for purposes of that tax.

The term “Investment in the Certificate” means-

•	the aggregate amount of any premiums or other consideration paid for a Certificate, minus

•	the aggregate amount received under the Certificate which is excluded from the certificateowner’s gross income (other than loan amounts), plus

•	the amount of any loan from, or secured by, the Certificate that is a Modified Endowment Contract (as defined above) to the extent that such amount is included in the certificateowner’s gross income.

The “Investment in the Certificate” is increased by any unpaid Certificate Debt on a Certificate that is a Modified Endowment Contract in order to prevent double taxation of income.  Since the Certificate Debt was treated as a taxable distribution at the time the Certificate Debt was incurred, the failure to increase the “Investment in the Certificate” by the Certificate Debt would cause such amount to be taxed again upon a Certificate surrender or lapse.

The amount realized that is taken into account in computing the gain on the complete surrender or lapse of a Certificate will include any unpaid Certificate Debt on a Certificate that is a Modified Endowment Contract even though that amount has already been treated as a taxable distribution.

If a Certificate is not a Modified Endowment Contract, then the Investment in the Certificate is not affected by the receipt of a loan from, or secured by a Certificate, unless the loan is treated as a distribution.

Whether or not the Certificate is a Modified Endowment Contract, however, no payment of the principal of, or the interest due under, any loan from or secured by a Certificate will affect the amount of the Investment in the Certificate.

A certificateowner generally will not recognize gain upon the exchange of the Certificate for another life insurance policy issued by us or another insurance company, except to the extent that the certificateowner receives cash in the exchange or is relieved of certificate indebtedness as a result of the exchange.  In no event will the gain recognized exceed the amount by which the Certificate’s Account Value (which includes unpaid certificate loans) exceeds the certificateowner’s Investment in the Certificate.

A transfer of the Certificate, a change in the certificateowner, a change in the beneficiary, certain other changes to the Certificate and particular uses of the Certificate (including use in a so called “split-dollar” arrangement) may have tax consequences depending upon the particular circumstances and should not be undertaken prior to consulting with a qualified tax adviser.  For instance, if You transfer the Certificate or designate a new certificateowner in return for valuable consideration (or, in some cases, if the transferor is relieved of a liability as a result of the transfer), then the Death Benefit payable upon the death of the Insured may in certain circumstances be includible in your taxable income to the extent that the Death Benefit exceeds the prior consideration paid for the transfer and any premiums and other amounts paid later by the transferee.  Further, in such a case, if the consideration received exceeds your Investment in the Certificate, the difference will be taxed to You as ordinary income.

The Code denies the income tax-free treatment of death benefits payable under an employer-owned life insurance contract unless certain notice and consent requirements are met and either (1) certain rules relating to the insured employee’s status are satisfied or (2) certain rules relating to the payment of the amount received under the contract to, or for the benefit of, certain beneficiaries or successors of the insured employee are satisfied.  These rules apply to life insurance contracts owned by corporations (including S corporations), individual sole proprietors, estates and trusts and partnerships that are engaged in a trade or business.  Any business contemplating the purchase of a Certificate on the life of an employee should consult with its legal and tax advisers regarding the applicability of these Code provisions to the proposed purchase.

A tax adviser should also be consulted with respect to the Treasury’s split dollar regulations if You have purchased or are considering the purchase of a Certificate for a split dollar insurance plan.  Any business contemplating the purchase of a new life insurance contract or a change in an existing contract should consult a tax adviser.  There may also be an indirect tax upon the income in the Certificate or the proceeds of a Certificate under the federal corporate alternative minimum tax, if the certificateowner is subject to that tax.

Federal, as well as state and local, estate, inheritance and other tax consequences of ownership or receipt of Certificate Proceeds will depend on your individual circumstances and those of the beneficiary.

Withholding

We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution unless, prior to the distribution, the Owner provides us his or her taxpayer identification number and instructs us (in the manner prescribed) not to withhold.  The Owner may credit against his or her federal income tax liability for the year of distribution any amounts that we withhold.

Tax Return Disclosure

We believe that the purchase of a Certificate is not currently subject to the income tax return disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4.  However, it is your responsibility, in consultation with your tax and legal counsel and advisers, to make your own determination as to the applicability of the disclosure requirements of Code Section 6011 and Treasury Regulation Section 1.6011-4 to your federal income tax return.

Under Code Section 6111 and Temporary Treasury Regulation Section 301.6111-1T, we are required to register with the IRS any offerings or sales of Certificates that are considered tax shelters.  We believe that registration would not be required under current regulations with respect to sales of the offering or sale of a Certificate.

We believe that the customer list requirements of Code Section 6112 and Treasury Regulation Section 301.6112-1 are not currently applicable to such offerings and sales.

Tax Shelter Regulations

Prospective Certificate owners that are corporations should consult a tax adviser about the treatment of the Certificate under the Treasury Regulations applicable to corporate tax shelters.

Alternative Minimum Tax

There may also be an indirect tax upon the income in the Certificate or the proceeds of a Certificate under the federal corporate alternative minimum tax, if the owner is subject to that tax.

Other Tax Considerations

The transfer of the Certificate or designation of a beneficiary may have federal, state, and/or local transfer and inheritance tax consequences, including the imposition of gift, estate, and generation-skipping transfer taxes.  For example, the transfer of the Certificate to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation which is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law.  The individual situation of each Certificate owner or beneficiary will determine the extent, if any, to which federal, state, and local transfer and inheritance taxes may be imposed and how ownership or receipt of Certificate proceeds will be treated for purposes of federal, state and local estate, inheritance, generation skipping and other taxes.

Under certain circumstances, the Code may impose a generation-skipping transfer (“GST”) tax when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

For 2014, the federal estate tax, gift tax, and GST tax exemptions and maximum rates are $5,340,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

The uncertainty as to how the current law might be modified in coming years underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and those of your beneficiaries under all possible scenarios.

Medicare Tax on Investment Income

Beginning in 2013, the newly enacted 3.8% Medicare tax on investment income applies to individuals whose income exceeds certain threshold amounts. You should consult a tax adviser about the impact of this new tax on distributions from the Certificate.

Loan Lapse Protection Rider

This Certificate may be purchased with the intention of accumulating cash value on a tax-free basis for some period (for example, until retirement) and then periodically borrowing from the Certificate, relying on the Loan Lapse Protection Rider to keep the Certificate from lapsing.  The aim of this strategy is to continue borrowing from the Certificate until its cash value is just enough to pay off the Certificate loans that have been taken out.  Anyone contemplating taking advantage of this strategy should be aware that it involves several risks.  First, this strategy will fail to achieve its goal if the Certificate is a Modified Endowment Contract or becomes a Modified Endowment Contract after the periodic borrowing begins.  Second, this strategy has not been ruled on by the Internal Revenue Service or the courts and it may be subject to challenge by the IRS, because it is possible that loans under this Certificate will be treated as taxable distributions.  Finally, there is a significant risk that poor investment performance, together with ongoing deductions for insurance charges, will lead to a substantial decline in the Certificate’s cash value that could result in the Certificate being treated for tax purposes as having lapsed.  In that event, assuming Certificate loans have not already been subject to tax as distributions, a significant tax liability could arise when the lapse is deemed to have occurred.  Anyone considering purchasing the Certificate with the Loan Lapse Protection Rider should, before purchasing the Certificate, consult a competent tax adviser about the tax risks inherent in exercising the Loan Lapse Protection Rider.

Life Insurance Purchases by Nonresident Aliens and Foreign Corporations

Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from life insurance policies at a 30% rate, unless a lower treaty rate applies.  In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser’s country of citizenship or residence.  Prospective purchasers that are not U.S. citizens or residents are advised to consult with a qualified tax adviser regarding U.S. and foreign taxation with respect to a life insurance policy purchase.

Possible Tax Law Changes

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Certificate could change by legislation or otherwise.  Consult a tax adviser with respect to legislative developments and their effect on the Certificate.

Distribution of Certificate

The Certificate is offered on a continuous basis.  The Certificate is sold by licensed insurance agents (“Selling Agents”) in those states where the Certificate may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated or unaffiliated broker-dealer firms (“Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 96 Worcester Street, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliate, for the purposes of this section only, collectively, “the Company”) pays the Selling Broker-Dealers compensation for the promotion and sale of the Certificate.  The Selling Agents who solicit sales of the Certificate typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Certificate Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Certificate, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 105% of the first Target Premium.  Target Premium varies based on the Insured's Issue Age, sex and rating class.  Commissions will not exceed 30% of the second Target Premium received and 7.5% of Target Premiums three through ten.  Commissions will not exceed 3% on premiums received in excess of ten Target Premiums.  Commissions will not exceed 2% on premiums received in Certificate Years 11 and thereafter.  In Certificate Year two and thereafter, up to 0.10% of the Account Value for the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

If an LTA Rider is attached to the Certificate, commissions will not exceed more than 95% of the first Target Premium.  Commissions will not exceed 10% of Target Premiums two through five, 5% of Target Premiums six through eight, 1% of Target Premiums nine and ten, 3% of premiums received in excess of ten Target Premiums and 1% of premium received in Certificate Years 11 and thereafter.

If an Enhanced Cash Surrender Value Rider is attached to the Certificate, commissions will not exceed 20% of premiums received up to ten Target Premiums, 3% of premiums received in excess of ten Target Premiums and 2% of any premium received in Certificate Years 11 and thereafter.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable certificates (including the Certificate) or assets held within those certificates and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Certificates over other variable life certificates (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Certificates.

In addition to selling our variable certificates (including the Certificate), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Certificates or other variable certificates issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual certificate is not impacted by whether the certificate is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Certificates by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Certificates than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Certificate to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Certificate.

In 2011, 2012 and 2013, commissions were paid of $95,476, $27,565, and $6,577, and Clarendon retained no commissions in connection with the distribution of the Certificates.

Voting Rights

We are the legal owner of all shares of the Funds held in the Sub-Accounts of the Variable Account, and as such have the right to vote upon matters that are required by the Investment Company Act of 1940 to be approved or ratified by the shareholders of the Funds and to vote upon any other matters that may be voted upon at a shareholders' meeting.  We will, however, vote shares held in the Sub-Accounts of the Variable Account in accordance with instructions received from certificateowners who have an interest in those respective Sub-Accounts. As a result of proportional voting, the instructions of a small number of certificateowners could determine the outcome of a proposal subject to shareholder vote.

We will vote shares held in each Variable Sub-Account for which no timely instructions from certificateowners are received, together with shares not attributable to a Certificate, in the same proportion as those shares in that Variable Sub-Account for which instructions are received.  Should the applicable federal securities laws change so as to permit us to vote shares held in the Variable Account in our own right, we may elect to do so.

The number of shares in each Variable Sub-Account for which a certificateowner may give instructions is determined by dividing the portion of the Account Value derived from participation in that Variable Sub-Account, if any, by the value of one share of the corresponding Fund.  We will determine the number as of a date we choose, but not more than 90 days before the shareholders' meeting.  Fractional votes are counted.  Voting instructions will be solicited in writing at least 14 days prior to the shareholders' meeting.

We may, if required by state insurance regulators, disregard voting instructions if those instructions would require shares to be voted so as to cause a change in the sub-classification or investment policies of one or more of the Funds, or to approve or disapprove an investment management contract.  In addition, we may disregard voting instructions that would require changes in the investment policies or investment adviser, provided that we reasonably disapprove of those changes in accordance with applicable federal regulations.  If we disregard voting instructions, we will advise You of that action and our reasons for it in our next communication to certificateowners.

Other Information

State Regulation

We are subject to the laws of New York governing life insurance companies and to regulation by New York's Superintendent of Insurance, whose agents periodically conduct an examination of our financial condition and business operations.  We are also subject to the insurance laws and regulations of the jurisdictions in which we are authorized to do business.

We are required to file an annual statement with the insurance regulatory authority of those jurisdictions where we are authorized to do business relating to our business operations and financial condition as of December 31st of the preceding year.

Legal Proceedings

We, like other insurance companies, are involved in lawsuits, including class action lawsuits.  Although the outcome of any litigation cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened lawsuits that are reasonably likely to have a material adverse effect on the Variable Account, on the ability of Clarendon Insurance Agency, Inc. to perform under its principal underwriting agreement, or on our ability to meet our obligations under the Certificates.

Experts

Actuarial matters concerning the Certificate have been examined by Philip Johnson, FSA, MAAA, Assistant Vice President.

Registration Statements

This prospectus is part of a registration statement that has been filed with the Securities and Exchange Commission under the Securities Act of 1933 with respect to the Certificate.  It does not contain all of the information set forth in the registration statement and the exhibits filed as part of the registration statement.  You should refer to the registration statement for further information concerning the Variable Account, Sun Life Insurance and Annuity Company of New York, the mutual fund investment options and the Certificate.

Financial Statements

Our financial statements, provided in the Statement of Additional Information, should be considered only as bearing on our ability to meet our obligations with respect to the death benefit and our assumption of the mortality and expense risks.  They should not be considered as bearing on the investment performance of the Fund shares held in the Variable Account.  Instructions on how to obtain the Statement of Additional Information are provided on the last page of this prospectus.

Appendix A -
Glossary of Terms

Account Value-The sum of the amounts in each Variable Sub-Account and the Fixed Account with respect to a Certificate.  Account Value does not include Certificate Debt.  Certificate Debt, which includes the amount of loans and interest charged, is not deducted from Account Value.  It is reflected in the amounts received upon surrender or payment of Certificate Proceeds.  It is also reflected in the amount of total Account Value that may be borrowed against.

Anniversary-The same day in each succeeding year as the day of the year corresponding to the Certificate Date.

Attained Age-The Insured's Issue Age plus the number of completed Certificate Years.

Business Day-Any day that we are open for business.

Cash Value-Account Value less any surrender charges.

Cash Surrender Value-The Cash Value decreased by the balance of any outstanding Certificate Debt.

Certificate-The form issued by Sun Life Assurance Company of Canada (U.S.) and is a contract between the certificateowner and the Company.

Certificate Application-The application for a Certificate, a copy of which is attached to and incorporated in the Certificate.

Certificate Date-The date shown in the Certificate Specifications from which the Insured’s Issue Age is established and from which Monthly Deductions reduce the Account Value.

Certificate Debt-The principal amount of any outstanding loan against the Certificate, plus accrued but unpaid interest on such loan.

Certificate Month-A Certificate Month is a one-month period commencing on the Certificate Date or any Monthly Anniversary Day and ending on the next Monthly Anniversary Day.

Certificate Proceeds-The amount determined in accordance with the terms of the Certificate which is payable at the death of the Insured.  This amount is the death benefit, decreased by the amount of any outstanding Certificate Debt and any unpaid charges and deductions, and increased by the amounts payable under any supplemental benefits.

Certificate Year-A Certificate Year is a one-year period commencing on the Certificate Date or any Anniversary and ending on the next Anniversary.

Class-The risk and underwriting classification of the Insured.

Due Proof-Such evidence as we may reasonably require in order to establish that a benefit is due and payable.  Generally, evidence will consist of the Insured’s death certificate.

Fixed Account-The portion of the Account Value funded by assets invested in our general account.

Flat Extra-An additional charge imposed if the Insured is a substandard risk.  It is a flat dollar charge per $1000 of Total Net Amount at Risk.

Fund-A mutual fund portfolio in which a Variable Sub-Account invests.

Good Order - An instruction that is received by the Company, that is sufficiently complete and clear, along with all forms, information and supporting legal documentation (including any required spousal or joint owner’s consents) so that the Company does not need to exercise any discretion to follow such instruction. All orders to process a withdrawal request, a loan request, a request to surrender your Policy, a fund transfer request, or a death benefit claim must be in good order.

Initial Premium-The amount necessary to put the coverage in force.  Generally, this is two Minimum Monthly Premiums. The Initial Premium is shown in the Certificate.

Insured-The person on whose life a Certificate is issued.

Investment Start Date-The date the first premium is applied, which will be the later of the Issue Date, the Certificate Date or the Valuation Date we receive a premium equal to or in excess of the specified Initial Premium.

Issue Age-The Insured's age as of the Insured's birthday nearest the Certificate Date.

Issue Date-The date we produce a Certificate from our system as specified in the Certificate.

Minimum Monthly Premium-The initial premium is two Minimum Monthly Premiums.  The Minimum Monthly Premium is determined by the SFA, SIA, death benefit option election, optional rider election and risk and underwriting classification of the Insured.

Monthly Anniversary Day-The same day in each succeeding month as the day of the month corresponding to the Certificate Date.

Monthly Cost of Insurance-A deduction made on a monthly basis for the SFA and SIA provided by the Certificate and for the Waiver of Monthly Deductions rider, Payment of Stipulated Amount rider, and Enhanced Cash Surrender Benefit rider.

Monthly Expense Charge-A per Certificate deduction made on a monthly basis for administration and other expenses.

Mortality and Expense Risk Charge-The annual rate deducted monthly from the Account Value for the mortality and expense risk we assume by issuing the Certificate.

No-Lapse Guarantee Period-The term when the Certificate will not terminate if the premiums paid less partial withdrawals less Certificate Debt exceed the sum of Minimum Monthly Premiums from the Certificate Date to the Valuation Date.  The No-Lapse Guarantee Period is based on the Insured's age.  It may not exceed 20 years.

Premium Expense Charge-A percentage charge deducted from each premium payment.

Processing Date-The first Valuation Date on or next following a Monthly Anniversary Day.

Service Office-Sun Life Assurance Company of Canada (U.S.), 96 Worcester Street, Wellesley Hills, Massachusetts, 02481, or such other address as we may hereafter specify to You by written notice.

Specified Face Amount (“SFA”)-The amount of life insurance coverage You request as specified in the Certificate.

SFA Net Amount at Risk-The SFA Net Amount at Risk is based on the insurance coverage provided by the Specified Face Amount and does not include any insurance coverage provided by the Supplemental Insurance Amount.

Sub-Accounts-Sub-accounts into which the assets of the Variable Account are divided, and the Fixed Account.

Supplemental Insurance Amount (“SIA”)-The amount of supplemental life insurance coverage you request as specified in the Certificate.  The SIA terminates no later than the Insured’s Attained Age 121.

SIA Net Amount at Risk-The SIA Net Amount at Risk is based on the insurance coverage provided by the Supplemental Insurance Amount and does not include any insurance coverage provided by the Specified Face Amount.

Target Premium-An amount of premium specified as such in the Certificate, used to determine the amount of commissions paid by the Company to the Selling Broker-Dealer.

Total Net Amount at Risk-The SFA Net Amount at Risk plus the SIA Net Amount at Risk.

Unit-A unit of measurement that we use to calculate the value of each Variable Sub-Account.

Unit Value-The value of each Unit of assets in a Variable Sub-Account.

Valuation Date-Any day that the New York Stock Exchange is open for business.  We will determine Unit Values for each Valuation Date as of the close of the New York Stock Exchange on a Valuation Date.

Valuation Period-The period of time from one Valuation Date to the next Valuation Date.

Variable Account-Sun Life (N.Y.) Variable Account D.

Variable Sub-Accounts- Sub-accounts into which the assets of the Variable Account are divided, each of which corresponds to an investment choice available to You.

You-is the owner of the Certificate.

Appendix B -
Table of Death Benefit Percentages

Age	Applicable Percentage	Age	Applicable Percentage
20	250%	60	130%
21	250%	61	128%
22	250%	62	126%
23	250%	63	124%
24	250%	64	122%
25	250%	65	120%
26	250%	66	119%
27	250%	67	118%
28	250%	68	117%
29	250%	69	116%
30	250%	70	115%
31	250%	71	113%
32	250%	72	111%
33	250%	73	109%
34	250%	74	107%
35	250%	75	105%
36	250%	76	105%
37	250%	77	105%
38	250%	78	105%
39	250%	79	105%
40	250%	80	105%
41	243%	81	105%
42	236%	82	105%
43	229%	83	105%
44	222%	84	105%
45	215%	85	105%
46	209%	86	105%
47	203%	87	105%
48	197%	88	105%
49	191%	89	105%
50	185%	90	105%
51	178%	91	104%
52	171%	92	103%
53	164%	93	102%
54	157%	94	101%
55	150%	95+	100%
56	146%
57	142%
58	138%
59	134%

Appendix C -
PRIVACY POLICY

Introduction

Protecting your privacy is important to us.  Whether you are an existing customer or considering a relationship with us, we recognize that you have an interest in how we may collect, use and share information about you.

We understand and appreciate the trust and confidence you place in us, and we take seriously our obligation to maintain the confidentiality and security of your personal information.

We invite you to review this Privacy Policy which outlines how we use and protect that information.

Collection of Nonpublic Personal Information by the Company

Collecting personal information from you is essential to our ability to offer you high-quality investment, retirement and insurance products.  When you apply for a product or service from us, we need to obtain information from you to determine whether we can provide it to you.  As part of that process, we may collect information about you, known as nonpublic personal information, from the following sources:

•	Information we receive from you on applications or other forms, such as your name, address, social security number and date of birth;

•	Information about your transactions with us, our affiliates or others, such as other life insurance policies or annuities that you may own; and

•	Information we receive from a consumer reporting agency, such as a credit report.

Limited Use and Sharing of Nonpublic Personal Information by the Company

We use the nonpublic personal information we collect to help us provide the products and services you have requested and to maintain and service your accounts.  Once we obtain nonpublic personal information from you, we do not disclose it to any third party except as permitted or required by law.

We may share your nonpublic personal information within Delaware Life to help us develop innovative financial products and services and to allow our member companies to inform you about them.  The Delaware Life group of companies provides a wide variety of financial products and services including individual life insurance, and individual fixed and variable annuities.

We also may disclose your nonpublic personal information to companies that help in conducting our business or perform services on our behalf, or to other financial institutions with which we have joint marketing agreements.  The Company is highly selective in choosing these companies, and we require them to comply with strict standards regarding the security and confidentiality of our customers’ nonpublic personal information.  These companies may use and disclose the information provided to them only for the purpose for which it is provided, as permitted by law.

There also may be times when the Company is required to disclose its customers’ nonpublic personal information, such as when complying with federal, state or local laws, when responding to a subpoena, or when complying with an inquiry by a governmental agency or regulator.

Our Treatment of Information About Former Customers

Our protection of your nonpublic personal information extends beyond the period of your customer relationship with us.  If your customer relationship with us ends, we will not disclose your information to nonaffiliated third parties other than as permitted or required by law.

Security of Your Nonpublic Personal Information

We maintain physical, electronic and procedural safeguards that comply with federal and state regulations to safeguard your nonpublic personal information from unauthorized use or improper access.

Employee Access to Your Nonpublic Personal Information

We restrict access to your nonpublic personal information to those employees who have a business need to know that information in order to provide products or services to you or to maintain your accounts.  Our employees are governed by a strict code of conduct and are required to maintain the confidentiality of customer information.

Questions

If you have questions about our privacy practices and policy please contact the Privacy Officer at Privacy@delawarelife.com.

All concerns will be handled discreetly and confidentially.

The SAI includes additional information about Sun Life (N.Y.) Variable Account D and is incorporated herein by reference.  The SAI and personalized illustrations of death benefits, cash surrender values and cash values are available upon request, at no charge.  You may make inquiries about the Certificate, request an SAI and request a personalized illustration by calling 1-866-702-6998.

You can review and copy the complete registration statement (including the SAI) which contains additional information about us, the Certificate and the Variable Account at the SEC's Public Reference Room in Washington, D.C.  To find out more about this public service, call the Securities and Exchange Commission at 202-551-8090.  Reports and other information about the Certificate and its mutual fund investment options are also available on the SEC's website (www.sec.gov), or you can receive copies of this information, for a duplication fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 F Street, NE, Washington, D.C.  20549.

Securities Act of 1933 File No. 333-147646
Investment Company Act. File No. 811-04633

PART B

STATEMENT OF ADDITIONAL INFORMATION

SUN PRIME

VARIABLE UNIVERSAL LIFE CERTIFICATE

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

May 1, 2014

This Statement of Additional Information (SAI) is not a prospectus but it relates to, and should be read in conjunction with, the Prime Variable Universal Life Insurance prospectus, dated May 1, 2014.  The prospectus is available, at no charge, by writing Sun Life Insurance and Annuity Company of New York (“the Company”) at 96 Worcester Street, Wellesley Hills, MA  02481 or calling 1-866-702-6998.

TABLE OF CONTENTS

THE COMPANY AND THE VARIABLE ACCOUNT
CUSTODIAN
EXPERTS
DISTRIBUTION AND UNDERWRITING OF CERTIFICATE
THE CERTIFICATE
FINANCIAL STATEMENTS OF THE COMPANY
FINANCIAL STATEMENTS OF SEPARATE ACCOUNT D

THE COMPANY AND THE VARIABLE ACCOUNT

The corporate parent of Sun Life Insurance and Annuity Company of New York is Delaware Life Holdings, LLC (“Delaware Life”). Delaware Life is a limited liability company organized under the laws of the State of Delaware on December 12, 2012.   Delaware Life is ultimately controlled by Todd L. Boehly and Mark R. Walter. Messrs. Boehly and Walter ultimately control the Company through the following intervening companies: Delaware Life, Delaware Life Holdings Parent, LLC, Delaware Life Holdings Parent II, LLC, Delaware Life Equity Investors, LLC, DLICM, LLC and DLICT, LLC. The nature of the business of Messrs. Boehly and Walter and these intervening companies is investing in companies engaged in the business of life insurance and annuities.

Sun Life Insurance and Annuity Company of New York is a stock life insurance company incorporated under the laws of New York on May 25, 1983.  Sun Life (N.Y.) Variable Account D was established on April 24, 2003, pursuant to a resolution of our Board of Directors and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940 (“1940 Act”) as a unit investment trust.

CUSTODIAN

We are the Custodian of the assets of the Variable Account.  We will purchase Fund shares at net asset value in connection with amounts allocated to the Sub-Accounts in accordance with your instructions, and we will redeem Fund shares at net asset value for the purpose of meeting the contractual obligations of the Variable Account and paying charges relative to the Variable Account. The Variable Account will be fully funded at all times for purposes of Federal securities laws.

EXPERTS

The statutory-basis financial statements of Sun Life Insurance and Annuity Company of New York (the “Company”) as of December 31, 2013 and for the year ended December 31, 2013 (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of Delaware and includes an emphasis-of-matter paragraph relating to the Company’s quasi reorganization), included in this Statement of Additional Information have been so included in reliance on the report of  PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting. Their office is located at 185 Asylum Street, Suite 2400, Hartford, Connecticut 06103.

The financial statements of Sun Life (N.Y.) Variable Account D as of December 31, 2013 and for the year ended December 31, 2013, included in this Statement of Additional Information have been so included in reliance on the report of  PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

The statutory-basis financial statements of Sun Life Insurance and Annuity Company of New York (the “Company”) as of December 31, 2012 and for each of the two years in the period ended December 31, 2012 (which report expresses an unmodified opinion in accordance with accounting practices prescribed or permitted by the Insurance Department of the State of New York and includes an emphasis-of-matter paragraph relating to the Company adopting Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 in 2012 and another matter paragraph relating to significant balances and transactions with affiliates), included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing. Their office is located at 200 Berkeley Street, Boston, Massachusetts 02116.

The financial statements of Sun Life  (N.Y.) Variable Account D, as of December 31, 2012 and for the year ended December 31, 2012, included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report appearing herein, and are included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

DISTRIBUTION AND UNDERWRITING OF THE CERTIFICATE

The Certificate is offered on a continuous basis.  The Certificate is sold by licensed insurance agents (“Selling Agents”) in those states where the Certificate may be lawfully sold.  Such Selling Agents will be registered representatives of affiliated and unaffiliated broker-dealer firms (“Selling Broker-Dealers”) registered under the Securities Exchange Act of 1934 who are members of the Financial Industry Regulatory Authority (“FINRA”) and who have entered into selling agreements with the Company and our general distributor, Clarendon Insurance Agency, Inc. (“Clarendon”), 96 Worcester Street, Wellesley Hills, Massachusetts 02481.  Clarendon is a wholly-owned subsidiary of the Company, is registered with the SEC under the Securities Exchange Act of 1934 and is a member of FINRA.

The Company (or its affiliates, for the purposes of this section only, collectively, “the Company”), pays the Selling Broker-Dealers compensation for the promotion and sale of the Certificate.  The Selling Agents who solicit sales of the Certificate typically receive a portion of the compensation paid by the Company to the Selling Broker-Dealers in the form of commissions or other compensation, depending on the agreement between the Selling Broker-Dealer and their Selling Agent.  This compensation is not paid directly by the Certificate Owner or the Variable Account.  The Company intends to recoup this compensation through fees and charges imposed under the Certificate, and from profits on payments received by the Company for providing administrative, marketing, and other support and services to the Funds.

The amount and timing of commissions the Company may pay to Selling Broker-Dealers may vary depending on the selling agreement but is not expected to be more than 105% of the first target premium.  Target premium varies based on the Insured's age, sex and rating class.  Commissions will not exceed 30% of the second target premium received and 7.5% of target premiums three through ten.  Commissions will not exceed 3% on premiums received in excess of ten target premiums.  Commissions will not exceed 2% on premiums received in Certificate Years 11 and thereafter. In Certificate Year two and thereafter, up to 0.10% of the Account Value for the Sub-Accounts per annum will be paid to Selling Broker-Dealers.

If an LTA Rider is attached to the Certificate, commissions will not exceed more than 95% of the first Target Premium.  Commissions will not exceed 10% of Target Premiums two through five, 5% of Target Premiums six through eight, 1% of Target Premiums nine and ten, 3% of premiums received in excess of ten Target Premiums and 1% of premium received in Certificate Years 11 and thereafter.

If an Enhanced Cash Surrender Value Rider is attached to the Certificate, commissions will not exceed 20% of premiums received up to ten target premiums, 3% of premiums received in excess of ten target premiums and 2% of any premium received in Certificate Years 11 and thereafter.

The Company may pay or allow other promotional incentives or payments in the form of cash or other compensation to the extent permitted by FINRA rules and other applicable laws and regulations and this compensation may be significant in amount.

The Company also pays compensation to wholesaling broker-dealers or other firms or intermediaries, including, in some cases, payments to affiliates of the Company such as Sun Life Financial Distributors, Inc., in return for wholesaling services such as providing marketing and sales support, product training and administrative services to the Selling Agents of the Selling Broker-Dealers.  This compensation may be significant and may be based on a percentage of premium, a percentage of Account Value and/or may be a fixed dollar amount.

In addition to the compensation described above, the Company may make additional cash payments (in certain circumstances referred to as “override” compensation) or reimbursements to Selling Broker-Dealers in recognition of their marketing and distribution, transaction processing and/or administrative services support.  These payments are not offered to all Selling Broker-Dealers, and the terms of any particular agreement governing the payments may vary among Selling Broker-Dealers depending on, among other things, the level of and type of marketing and distribution support provided.  Marketing and distribution support services may include, among other services, placement of the Company's products on the Selling Broker-Dealer's preferred or recommended list, access to the Selling Broker-Dealer's registered representatives for purposes of promoting sales of the Company's products, assistance in training and education for the Selling Agents, and opportunities for the Company to participate in sales conferences and educational seminars. The payments or reimbursements may be calculated as a percentage of the particular Selling Broker-Dealers actual or expected aggregate sales of our variable certificates (including the Certificate) or assets held within those certificates and/or may be a fixed dollar amount.  Broker-dealers receiving these additional payments may pass on some or all of the payments to the Selling Agent.  The prospect of receiving, or the receipt of additional compensation as described above may provide Selling Broker-Dealers with an incentive to favor sales of the Certificates over other variable life certificates (or other investments) with respect to which the Selling Broker-Dealer does not receive additional compensation, or lower levels of additional compensation.  You should take such payment arrangements into account when considering and evaluating any recommendation relating to the Certificates.

In addition to selling our variable certificates (including the Certificate), some Selling Broker-Dealers or their affiliates may have other business relationships with the Company.  Those other business relationships may include, for example, reinsurance agreements pursuant to which an affiliate of the Selling Broker-Dealer provides reinsurance to the Company relative to some or all of the Certificates or other variable certificates issued by the Company or its affiliates.  The potential profits for a Selling Broker-Dealer or its affiliates (including its registered representatives) associated with such reinsurance arrangements could be significant in amount and could indirectly provide incentives to the Selling Broker-Dealer and its Selling Agents to recommend products for which they provide reinsurance over similar products which do not result in potential reinsurance profits to the Selling Broker-Dealer or its affiliate.  The operation of an individual certificate is not impacted by whether the certificate is subject to a reinsurance arrangement between the Company and an affiliate of the Selling Broker-Dealer.

As discussed in the preceding paragraphs, the Selling Broker-Dealer may receive numerous forms of payments that, directly or indirectly, provide incentives to, and otherwise facilitate and encourage the offer and sale of the Certificates by Selling Broker-Dealers and their registered representatives.  Such payments may be significantly greater or less in connection with the Certificates than in connection with other products offered and sold by the Company or by others.  Accordingly, the payments described above may create a potential conflict of interest, as they may influence your Selling Broker-Dealer or registered representative to present a Certificate to You instead of (or more favorably than) another product or products that might be preferable to You.

You should ask your Selling Agent for further information about what commissions or other compensation he or she, or the Selling Broker-Dealer for which he or she works, may receive in connection with your purchase of the Certificate.

Total commissions paid by the Variable Account to, but not retained by, Clarendon during 2011, 2012 and 2013, were approximately , $1, 142,674, $205,354, and $173,842, respectively.

THE CERTIFICATE

To apply for a Certificate, you must submit an application to our Service Office.  We will then follow underwriting procedures designed to determine the insurability of the proposed Insured.  We offer the Certificate on a regular (or medical) underwriting and simplified underwriting basis.  We may require medical examinations and further information before the proposed application is approved.  Simplified underwriting is available to certain groups of insureds, with all Insureds meeting certain other underwriting requirements.  We must pre-approve any simplified underwriting arrangements.  Proposed Insureds must be acceptable risks based on our underwriting limits and standards.  A Certificate cannot be issued until the underwriting process has been completed to our satisfaction.  We reserve the right to reject an application that does not meet our underwriting requirements or to increase by no more than 500% the cost of insurance charges applicable to an Insured to cover the cost of the increased mortality risk borne by the Company.  The rates for the Certificate will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables.   The Cost of Insurance rates for the Certificate if the Long Term Accumulation Rider is attached will not exceed the Guaranteed Maximum Monthly Cost of Insurance Rates based on the 2001 Commissioners Standard Ordinary Aggregate Mortality Tables.

Premium Expense Charge.  We will deduct a Premium Expense Charge from each premium payment upon receipt.  Three and one quarter percent of the charge is used to pay federal, state and local tax obligations.  The remainder of the Premium Expense Charge is a sales load used for agent compensation and other at issue costs.  If the Long Term Accumulation Rider is not attached to the Certificate, the current Premium Expense Charge is 6.50% in all Certificate Years and will not exceed 8.25%.  If the Long Term Accumulation Rider is attached to the Certificate, the Premium Expense Charge is currently 15.00% in all Certificate Years and is guaranteed not to exceed 15.00% in any Certificate Year.

Increase in Face Amount.  After the first certificate anniversary, you may request an increase in the Specified Face Amount (“SFA”) and Supplemental Insurance Face Amount (“SIA”).  You must provide satisfactory evidence of the Insured's insurability.  Once requested, an increase will become effective at the next certificate anniversary following our approval of your request.  The Certificate does not allow for an increase if the Insured's Attained Age is greater than 80 on the effective date of the increase.

If there are increases in the SFA and SIA other than increases caused by changes in the death benefit option, the cost of insurance charge and monthly expense charge is determined separately for the initial SFA and SIA and each increase in the SFA and SIA.  The cost of insurance charges and monthly expense charges applicable to an increase in SFA and SIA may be higher or lower than those charged on the original sums if the Insured’s health has changed to a degree that qualifies the Insured for a different risk classification.  In calculating the net amount at risk, your Account Value will first be allocated to the initial SFA, then to the initial SIA and then to each increase in the SFA and SIA in the order in which the increases were made.

At time of application, You may choose to schedule increases in SIA.  Additional evidence of insurability will not be required at the time the increases are scheduled to go into effect.  Further, no deterioration in the Insured’s health will negatively impact future scheduled increases.  Persons interested in scheduled increases are generally those who are matching their insurance coverage amount to their income and anticipate annual increases in compensation.

FINANCIAL STATEMENTS

The financial statements of the Variable Account and Sun Life Insurance and Annuity Company of New York are included in this Statement of Additional Information.  The statutory-basis financial statements of Sun Life Insurance and Annuity Company of New York are provided as relevant to its ability to meet its financial obligations under the Certificates and should not be considered as bearing on the investment performance of the assets held in the Variable Account.

Independent Auditor’s Report

To the Board of Directors and Stockholder of
   Sun Life Insurance and Annuity Company of New York

We have audited the accompanying statutory financial statements of Sun Life Insurance and Annuity Company of New York (the “Company”) which comprise the statutory statements of admitted assets, liabilities and capital stock and surplus as of December 31, 2013 and the related statutory statements of operations, of changes in capital stock and surplus, and of cash flows for the year then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services.  Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audit.  We conducted our audit in accordance with auditing standards generally accepted in the United States of America.  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements.  The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control.  Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.  We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 1 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the New York State Department of Financial Services, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 1 and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2013, or the results of its operations or its cash flows for the year then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and capital stock and surplus of the Company as of December 31, 2013, and the results of its operations and its cash flows for the year then ended, in accordance with the accounting practices prescribed or permitted by the New York State Department of Financial Services described in Note 1.

/s/ PricewaterhouseCoopers LLP

April 29, 2014
Hartford, CT

INDEPENDENT AUDITORS' REPORT

To the Board of Directors of
Sun Life Insurance and Annuity Company of New York
1 Sun Life Executive Park
Wellesley, Massachusetts 02481

We have audited the accompanying statutory – basis financial statements of Sun Life Insurance and Annuity Company of New York (the "Company"), which comprise the statutory-basis statements of admitted assets, liabilities, and capital stock and surplus as of December 31, 2012 and 2011, and the related statutory-basis statements of operations, changes in capital stock and surplus, and cash flows for each of the three years in the period ended December 31, 2012, and the related notes to the statutory-basis financial statements.

Management’s Responsibility for the Statutory-Basis Financial Statements

Management is responsible for the preparation and fair presentation of these statutory-basis financial statements in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of New York. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these statutory-basis financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the statutory-basis financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the statutory-basis financial statements. The procedures selected depend on the auditor’s judgment, including the assessment of the risks of material misstatement of the statutory-basis financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the Company’s preparation and fair presentation of the statutory-basis financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the statutory-basis financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

As described in Note 1 to the statutory-basis financial statements, the statutory-basis financial statements are prepared by Sun Life Insurance and Annuity Company of New York using accounting practices prescribed or permitted by the Insurance Department of the State of New York, which is a basis of accounting other than accounting principles generally accepted in the United States of America, to meet the requirements of the Insurance Department of the State of New York.

The effects on the statutory-basis financial statements of the variances between the regulatory basis of accounting described in Note 1 to the statutory-basis financial statements and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material.

Adverse Opinion on Accounting Principles Generally Accepted in the United States of America

In our opinion, because of the significance of the matter discussed in the Basis for Adverse Opinion on Accounting Principles Generally Accepted in the United States of America paragraph, the statutory-basis financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of Sun Life Insurance and Annuity Company of New York as of December 31, 2012 and 2011, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2012.

Opinion on Regulatory Basis of Accounting

In our opinion, the statutory-basis financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, and capital stock and surplus of Sun Life Insurance and Annuity Company of New York as of December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in accordance with the accounting practices prescribed or permitted by the Insurance Department of the State of New York as described in Note 1 to the statutory-basis financial statements.

Emphasis-of-Matter

As discussed in Note 1 to the statutory-basis financial statements, in 2012, the Company adopted Statement of Statutory Accounting Principle (“SSAP”) No. 101 Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10.

Other Matter

As discussed in Note 2 to the statutory-basis financial statements, the accompanying statutory-basis financial statements reflect significant balances and transactions with affiliates. The Company’s admitted assets, liabilities, and capital stock and surplus and results of its operations and cash flows may have been different if these balances and transactions had been with unrelated parties.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

__________________________________________________________________________________________________________________________

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY STATEMENTS OF ADMITTED ASSETS, LIABILITIES AND CAPITAL STOCK AND SURPLUS
AS OF DECEMBER 31, 2013 AND 2012

	2013	2012	LIABILITIES, CAPITAL STOCK AND SURPLUS	2013	2012
			GENERAL ACCOUNT LIABILITIES:
Debt securities	$1,045,476,565	$1,297,803,174	Aggregate reserve for life contracts	$826,726,337	$897,765,695
Preferred stocks	16,750,000	16,000,000	Aggregate reserve for accident and health contracts	97,255	65,603,354
Mortgage loans on real estate	49,945,471	97,327,503	Liability for deposit-type contracts	11,986,944	12,837,030
Cash, cash equivalents and short-term investments	111,618,669	19,006,091	Contract claims	229,569	13,660,110
Contract loans	2,127,786	1,715,686	Premiums received in advance	-	122,671
Receivable for securities	198,839	252,411	Other amounts payable on reinsurance	6,223,723	6,261,969
Investment income due and accrued	9,614,295	14,329,770	Interest maintenance reserve	15,933,897	16,141,148
Uncollected premiums	-	8,995,721	Commissions to agents due or accrued	2,850,721	5,651,874
Deferred premiums	54,020	64,725	General expenses due or accrued	4,383,060	1,508,328
Accrued retrospective premiums	-	91,401	Transfers from Separate Accounts due or accrued	(89,264,693)	(109,551,853)
Amounts recoverable from reinsurers	9,788,029	5,758,602	Taxes, licenses and fees due or accrued	7,524,679	6,677,120
Current federal and foreign income tax recoverable	1,168,771	-	Current federal and foreign income taxes	-	9,542,638
Net deferred tax asset	51,494,422	45,465,128	Remittances and items not allocated	340,669	264,893
Receivables from parent and affiliates	-	2,064,322	Asset valuation reserve	1,112,231	18,378,665
Other assets	2,035,826	1,073,998	Reinsurance in unauthorized companies	606,621	526,212
			Payable to parent and affiliates	517,853	2,119,852
			Funds held under coinsurance	98,003,214	211,036,681
			Payable for securities	9,313,283	-
			Other liabilities	3,813,972	2,900,095
Total general account assets	1,300,272,693	1,509,948,532	Total general account liabilities	900,399,335	1,161,446,482
SEPARATE ACCOUNT ASSETS	1,894,294,555	1,999,771,836	SEPARATE ACCOUNT LIABLITIES	1,894,218,748	1,999,707,910
			Total liabilities	2,794,618,083	3,161,154,392

			CAPITAL STOCK AND SURPLUS:
			Common capital stock - $350 par value - 6,001 shares
			authorized; 6,001 shares issued and outstanding	2,100,350	2,100,350
			Gross paid in and contributed surplus	357,399,650	357,399,650
			Unassigned funds	40,449,165	(10,934,024)
			Surplus	397,848,815	346,465,626
			Total capital stock and surplus	399,949,165	348,565,976

TOTAL ADMITTED ASSETS	$3,194,567,248	$3,509,720,368	TOTAL LIABILITIES, CAPITAL STOCK AND SURPLUS	$3,194,567,248	$3,509,720,368
See notes to statutory financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY STATEMENTS OF OPERATIONS
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

	2013	2012	2011
INCOME:
Premiums and annuity considerations	$(8,704,009)	$142,542,341	$387,835,571
Considerations for supplementary contracts with life contingencies	3,216,180	1,569,387	1,476,644
Net investment income	49,206,995	59,489,872	59,802,134
Amortization of interest maintenance reserve	2,310,161	1,876,426	1,969,377
Commissions and expense allowances on reinsurance ceded	22,810,775	2,381,688	4,160,017
Reserve adjustments on reinsurance ceded	(3,606,398)	469,319	698,834
Income from fees associated with investment management,
administration and contract guarantees from Separate Accounts	31,581,808	31,674,189	28,607,270
Other income	8,565,471	9,117,691	9,377,439

Total Income	105,380,983	249,120,913	493,927,286

BENEFITS AND EXPENSES:
Death benefits	10,885,994	20,179,808	16,435,697
Annuity benefits	49,850,747	48,072,617	56,506,677
Disability benefits and benefits under accident and health contracts	23,662,028	51,912,426	53,885,783
Surrender benefits and withdrawals for life contracts	310,119,959	226,005,644	210,680,437
Interest and adjustments on contracts or deposit-type contract funds	509,161	841,638	518,571
Payments on supplementary contracts with life contingencies	758,163	449,978	545,746
Decrease in aggregate reserves for life and accident and health
contracts	(136,545,456)	(66,844,124)	(13,712,058)

Total Benefits	259,240,596	280,617,987	324,860,853

Commissions on premiums and annuity considerations (direct
business only)	14,881,088	16,825,223	26,748,201
Commissions and expense allowances on reinsurance assumed	(4,430,127)	2,115,354	3,181,440
General insurance expenses	26,868,150	31,120,870	33,845,509
Insurance taxes, licenses and fees, excluding federal income taxes	5,284,156	5,397,934	9,557,747
Net transfers (from) to Separate Accounts	(225,780,245)	(147,576,827)	81,995,524
Other deductions	8,130,366	10,933,051	10,115,809

Total Benefits and Expenses	84,193,984	199,433,592	490,305,083

Net gain from operations before federal income tax expense
and net realized capital gains	21,186,999	49,687,321	3,622,203

Federal income tax expense, excluding tax on
capital gains (losses)	294,571	15,410,882	1,509,168

Net gain from operations after federal income taxes and
before net realized capital gains	20,892,428	34,276,439	2,113,035

Net realized capital (losses) gains less capital gains tax
and transfers to the interest maintenance reserve	(3,961,549)	1,746,008	3,163,628

NET INCOME	$16,930,879	$36,022,447	$5,276,663

See notes to statutory financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY STATEMENTS OF CHANGES IN CAPITAL STOCK AND SURPLUS
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

	2013	2012	2011

CAPITAL STOCK AND SURPLUS, BEGINNING OF YEAR	$348,565,976	$304,854,243	$295,718,368

Net income	16,930,879	36,022,447	5,276,663

Change in net unrealized capital gains (losses), net of deferred income tax	706,968	1,095,564	(279,781)

Change in net unrealized foreign exchange capital gains (losses)	2,545	(63,593)	42,630

Change in net deferred income tax	(106,025)	(2,722,557)	(1,636,928)

Change in non-admitted assets	7,105,676	9,524,066	3,657,829

Change in liability for reinsurance in unauthorized companies	(80,409)	(81,814)	64,797

Change in asset valuation reserve	17,266,434	(4,775)	1,609,876

Changes in Separate Accounts surplus	11,881	6,699	(2,126)

Cumulative effect of change in accounting principle (Note 1)	-	15,063,971	-

Surplus change from SSAP 10R	-	(12,204,596)	402,915

Prior period adjustment (Note 1)	-	(2,923,679)	-

Change in surplus as a result of reinsurance	9,545,240	-	-

CAPITAL STOCK AND SURPLUS, END OF YEAR	$399,949,165	$348,565,976	$304,854,243

See notes to statutory financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

STATUTORY STATEMENTS OF CASH FLOWS
FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

	2013	2012	2011

CASH FROM OPERATIONS:
Premiums collected net of reinsurance	$4,194,146	$158,626,917	$402,082,143
Net investment income	58,046,583	65,453,881	73,260,205
Miscellaneous income	64,378,763	40,500,231	40,652,888
Total receipts	126,619,492	264,581,029	515,995,236

Benefits and loss related payments	408,766,133	342,423,770	349,227,157
Net transfers (from) to Separate Accounts	(246,067,404)	(153,570,803)	82,809,685
Commissions, expenses paid and aggregate write-ins for
deductions	63,597,067	53,381,226	78,176,891
Federal and foreign income taxes paid	17,870,295	5,793,780	4,947,336
Total payments	244,166,091	248,027,973	515,161,069
Net cash from operations	(117,546,599)	16,553,056	834,167

CASH FROM INVESTMENTS:
Proceeds from investments sold, matured or repaid	654,409,727	421,990,236	377,636,274
Cost of investments acquired (long-term only)	(330,375,484)	(436,771,950)	(416,842,592)
Net (increase) decrease in contract loans and premium notes	(413,100)	(596,627)	98,195
Net cash from investments	323,621,143	(15,378,341)	(39,108,123)

CASH FROM FINANCING AND MISCELLANEOUS SOURCES:
Net deposits on deposit-type contracts and other liabilities	(850,086)	(4,166,017)	2,522,206
Other cash provided (used)	(112,611,880)	(2,512,247)	20,941,957
Net cash from financing and miscellaneous sources	(113,461,966)	(6,678,264)	23,464,163

Net change in cash, cash equivalents and short-term investments	92,612,578	(5,503,549)	(14,809,793)

CASH, CASH EQUIVALENTS AND SHORT-TERM
INVESTMENTS:
Beginning of year	19,006,091	24,509,640	39,319,433

End of year	$111,618,669	$19,006,091	$24,509,640

SUPPLEMENTAL SCHEDULE OF NON-CASH INVESTING AND FINANCING ACTIVITIES

	2013	2012	2011

Exchanges of debt securities	$36,959,406	$22,607,955	$26,353,556
Transfer of debt securities to reinsurers - former affiliates	196,215,700	-	-
Transfer of mortgages to reinsurers - former affiliates	35,144,246	-	-

See notes to statutory financial statements.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

GENERAL

Sun Life Insurance and Annuity Company of New York (the “Company”) is a stock life insurance company incorporated under the laws of the State of New York.  The Company is a direct wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”).  Sun Life (U.S.) is a wholly-owned subsidiary of Delaware Life Holdings, LLC.  Prior to August 2, 2013, the Company was an indirect wholly-owned subsidiary of Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc. (“SLC - U.S. Ops Holdings”).  SLC – U.S. Ops Holdings is an indirect wholly-owned subsidiary of Sun Life Financial Inc. (“SLF”), a reporting company under the Securities Exchange Act of 1934.  On December 17, 2012, SLF announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, a Delaware limited liability company, including all of the issued and outstanding shares of the Company’s parent, Sun Life (U.S.) (the “Sale Transaction”).  After receiving all required regulatory approvals, the Sale Transaction closed on August 2, 2013 with an effective date of August 1, 2013.  In connection with the Sale Transaction and after receiving necessary regulatory approvals, certain transactions were executed prior to close.  (Refer to Note 2 for additional information.)

The Company’s business includes a variety of wealth accumulation products and protection products including individual fixed and variable annuities, individual and group life insurance, group disability, dental and stop loss insurance in New York and Rhode Island.  The Company reinsured certain risks related to some of these products to former affiliated and non-affiliated reinsurers.

During the first quarter of 2012, the Company and its parent, Sun Life (U.S.), received all necessary insurance regulatory approvals to amend the fixed investment option period in their combination fixed and variable annuity contracts and other contracts to remove any negative market value adjustment (“MVA”) that can decrease the amount of the withdrawal proceeds. (Refer to Note 10 for additional information concerning MVA contracts.)  The Company and Sun Life (U.S.) filed amendments to the associated registration statements to include the contract amendments and to remove from registration any fixed investment options that remained unsold.  The U.S. Securities and Exchange Commission (the “SEC”) declared the associated amended registration statements effective on March 22, 2012.  As a result of the foregoing, the fixed investment option period in the contracts is no longer considered a “security” under the Securities Act of 1933, and the Company and Sun Life (U.S.) subsequently filed Forms 15 on March 23, 2012 to provide notice of suspension of the duty to file reports under Section 15(d) of the Securities Exchange Act of 1934.  No other changes were made to the contracts, and all other terms and conditions of the contracts remain unchanged.  The contract amendments described above did not have a material impact on the Company’s financial position and did not relieve Sun Life (U.S.) from its guarantee obligations related to the Company’s fixed investment option periods.

On December 12, 2011, SLF announced the completion of a major strategic review of its businesses.  As a result of this strategic review, SLF announced that it would close its domestic U.S. variable annuity and individual life products to new sales effective December 30, 2011.  The Company, therefore, closed its variable annuity and individual life products to new sales effective December 30, 2011 and its corporate-owned life insurance was closed to new sales effective January 31, 2012, with certain limited exceptions.  During 2013, the Company continued to offer group life, disability, dental and stop loss insurance.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

BASIS OF PRESENTATION

The accompanying statutory financial statements of the Company are presented on the basis of accounting principles prescribed or permitted by the New York State Department of Financial Services. The New York State Department of Financial Services recognizes only statutory accounting principles prescribed or permitted by the State of New York for determining and reporting the financial condition and results of operations of an insurance company and for determining its solvency under the New York Insurance Laws.  The National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures Manual (“NAIC SAP”) has been adopted as a component of prescribed or permitted principles by the State of New York.  The State of New York has adopted certain prescribed accounting principles that differ from those found in the NAIC SAP.  Specifically, Regulation 147 (Valuation of Life Insurance Policies) differs from the NAIC SAP in the way it prescribes the calculation of deficiency reserves.  The Company’s risk-based-capital (“RBC”) would not have triggered a regulatory event without the use of the State’s prescribed practice.

While the Superintendent of the New York Department of Financial Services has the authority to permit specific principles that deviate from prescribed principles, none are included within the accompanying financial statements.

A reconciliation of the Company’s net income and capital and surplus between NAIC SAP and principles prescribed and permitted by the State of New York is shown below:

(In Thousands)	State of Domicile	2013	2012	2011
NET INCOME

Company state basis	New York	$16,931	$36,022	$5,277

Less: State Prescribed Practices that increase/(decrease) NAIC SAP: Regulation 147	New York	(11)	(9)	1

NAIC SAP		$16,942	$36,031	$5,276

SURPLUS

Company state basis	New York	$399,949	$348,566	$304,854

Less: State Prescribed Practices that increase/(decrease) NAIC SAP: Regulation 147	New York	(307)	(296)	(287)

NAIC SAP		$400,256	$348,862	$305,141

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accounting principles and procedures of the NAIC as prescribed or permitted by the New York State Department of Financial Services comprise a comprehensive basis of accounting other than accounting principles generally accepted in the United States of America (“GAAP”).  The more significant differences that affect the Company are as follows:

Statutory accounting principles do not recognize the following assets or liabilities, which are reflected under GAAP: deferred policy acquisition costs, unearned premium reserve, and statutory non-admitted assets. Deferred policy acquisition costs do create a temporary tax difference as disclosed in Note 13.  An asset valuation reserve (“AVR”) and interest maintenance reserve (“IMR”) are established under statutory accounting principles but not under GAAP.  Methods for calculating investment valuation allowances differ under statutory accounting principles and GAAP.  Actuarial assumptions and reserving methods differ under statutory accounting principles and GAAP.  There are certain limitations on net deferred tax assets (“DTAs”) under statutory accounting principles. The MVA annuity products are classified within the General Account under GAAP, but are classified within the Separate Account under statutory accounting principles. Under GAAP, investments in fixed maturity securities classified as available-for-sale or trading are carried at aggregate fair value.  Changes in unrealized gains and losses are reported net of taxes in a separate component of stockholder’s equity for available-for-sale securities and changes in unrealized gains and losses on trading securities are recorded in net investment income.  Fixed maturity securities are generally carried at amortized cost under statutory accounting principles.

USE OF ESTIMATES

The preparation of financial statements in conformity with statutory accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities.  It also requires disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the period.  Actual results could differ from those estimates. The most significant estimates are those used in determining the fair value of financial instruments, allowance for loan losses, aggregate reserves for life policies and contracts, aggregate reserves for accident and health contracts, contract claims incurred but not reported, deferred income taxes, provision for income taxes and other-than-temporary-impairments (“OTTI”) of investments.

CORRECTION OF ERRORS

The Company did not have any corrections of errors during 2013.  During 2012, the Company discovered the following error related to prior periods: Uncollected premiums and Premiums and annuity considerations were overstated by approximately $2.9 million.  This error was adjusted, net of tax, through surplus in the Statement of Changes in Capital Stock and Surplus. The Company did not have any corrections of errors during 2011.

RECLASSIFICATIONS

Certain prior year amounts have been reclassified to conform with the current year financial statement presentation.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

FINANCIAL INSTRUMENTS

In the normal course of business, the Company enters into transactions involving various types of financial instruments, including cash equivalents, short-term investments, debt and equity securities, mortgage loans and financial guarantees.  These instruments involve credit risk and also may be subject to risk of loss due to interest rate fluctuation.  The Company evaluates and monitors each financial instrument individually and, when appropriate, obtains collateral or other security to minimize losses.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Company in preparing the accompanying statutory-basis financial statements:

CASH, CASH EQUIVALENTS AND SHORT-TERM INVETMENTS

Cash, cash equivalents and short-term investments are highly liquid securities.  The Company’s cash equivalents primarily include cash, commercial paper and money market investments which have an original term to maturity of less than three months.  Short-term investments include debt instruments with a term to maturity exceeding three months, but less than one year on the date of acquisition.  Cash equivalents and short-term investments are held at amortized cost, which approximates fair value.

INVESTMENTS

Debt Securities

Investments in debt securities including bonds, mortgage-backed securities (“MBS”) and asset-backed securities (“ABS”) are carried at amortized cost using the scientific method. Where the NAIC rating has fallen to 6 and the fair value has fallen below amortized cost, they are carried at fair value.  Adjustments to the value of MBS and ABS securities based on changes in cash flows, including those related to changes in prepayment assumptions, are made retrospectively.  As part of this process, a third-party vendor for each security type was appointed by the NAIC to develop a revised NAIC rating methodology.  The ratings for these residential mortgage-backed securities (“RMBS”) and commercial mortgage-backed securities (“CMBS”) were determined by comparing the insurer’s carrying value divided by remaining par value to price ranges provided by the third-party vendors corresponding to each NAIC designation.  Comparisons were initially made to the model based on amortized cost.  Where the resulting rating was a NAIC 6 per the model, further comparison based on fair value was required which, in some cases, resulted in a higher final NAIC rating.  There was no impact to the Company’s surplus due to RMBS and CMBS securities being placed under regulatory review.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The definition of structured securities under Statement of Statutory Accounting Principles (“SSAP”) No. 43R, Loan Backed and Structured Securities – Revised (“SSAP No. 43R”), was modified in 2011 to include within the category of ABS certain debt securities that were previously classified by the Company as issuer obligations.  The types of securities reclassified under the revised definition included certain equipment trust certificates, guaranteed contracts, secured leases and secured contracts.  Note that certain types of ABS and MBS securities do not follow the revised rating methodology described above, including, but not limited to, equipment trust certificates, credit tenant loans, 5*/6* securities, interest only securities, and those with Securities Valuation Office (“SVO”) assigned NAIC designations.  Interest income on bonds, MBS, and ABS is recognized when earned based upon estimated principal repayments, if applicable.  For debt securities subject to prepayment risk, yields are recalculated and asset balances adjusted periodically so that expected return on future cash flows matches the expected return over the life of the investment from acquisition.  If the collection of all contractual cash flows is not probable, an OTTI may be indicated.  The process of analyzing securities for OTTI adjustment is further described in Note 3.

Preferred Stocks and Common Stocks

Preferred stocks with a NAIC designation of 1 through 3 are carried at amortized cost.  Those with NAIC designations of 4 through 6 are carried at the lower of cost or fair value. Common stocks are carried at fair value. OTTI on stocks is evaluated under the methodology described in Note 3.  The Company does not own any shares of affiliated or unaffiliated common stocks, either directly or indirectly.

Mortgage Loans

Mortgage loans are stated at unpaid principal balances, net of provisions for estimated losses.  Mortgage loans acquired at a premium or discount are carried at amortized cost using the effective interest rate method, net of provisions for estimated losses.  Purchases and sales of mortgage loans are recognized or derecognized in the Company’s balance sheet on the loan’s trade date, which is the date that the Company commits to purchase or sell the loan.  Transaction costs on mortgage loans are capitalized on initial recognition and are recognized in the Company’s statement of operations using the effective interest method.  Mortgage loans, which primarily include commercial first mortgages, are diversified by property type and geographic area throughout the United States.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the property’s value at the time that the original loan is made.  The Company regularly assesses the value of the collateral.

A mortgage loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  When a mortgage loan is classified as impaired, allowances for credit losses are established to adjust the carrying value of the loan to its net recoverable amount.

The allowance for credit losses are estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the collateral less cost to sell, is less than the recorded amount of the loan.  The full extent of impairment in the mortgage portfolio cannot be assessed solely by reviewing these loans individually.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  While management believes that it uses the best information available to establish the loan loss allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Interest income is recognized on impaired mortgage loans when the collection of contractually specified future cash flows is probable, in which case cash receipts are recorded in accordance with the effective interest rate method.  Interest income is not recognized on impaired mortgage loans and these mortgage loans are placed on non-accrual status when the collection of contractually specified future cash flows is not probable, in which case cash receipts are applied in the following order: first against the carrying value of the loan, then against the provision, and then to income.  The accrual of interest resumes when the collection of contractually specified future cash flows becomes probable based on certain facts and circumstances.

Changes in allowances for losses are recorded as changes in unrealized gains and losses to surplus.  Once the conditions causing impairment improve and future payments are reasonably assured, the mortgages are no longer classified as impaired and the Company resumes the accrual of income.  However, if the original terms of the contract have been changed resulting in the Company providing an economic concession to the borrower at below market rates, then the mortgage is reclassified as restructured.

If the conditions causing impairment do not improve and future payments remain unassured, the Company typically derecognizes the asset through disposition or foreclosure.  Uncollectible collateral-dependent loans are written off through realized losses for any difference between the carrying value and amount received for the underlying property at the time of disposition or foreclosure.

Contract Loans

Contract loans are carried at the amount of outstanding principal balance.  Contract loans are collateralized by the related insurance policy and do not exceed the net cash surrender value of such policy.

Asset Valuation Reserve and Interest Maintenance Reserve

The AVR is established as a liability based upon a formula prescribed by the NAIC to offset potential credit-related investment losses on all invested assets, with changes in the AVR charged or credited directly to surplus.  The IMR is established as a liability to capture realized gains and losses, net of income tax, on the sale of fixed income investments, principally bonds and mortgage loans, resulting from changes in the general level of interest rates, and is amortized into income over the remaining years to expected maturity of the assets sold.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

POLICY AND CONTRACT RESERVES

The reserves for life insurance, accident and health insurance, and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates) which produce reserves at least as great as those required by law and/or contract provisions.

Accident and health benefit reserves are developed by actuarial methods and are determined based on either published tables using specified statutory interest rates, mortality or morbidity assumptions, or Company experience and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the amounts required by law.

Liabilities for unpaid claims consist of the estimated amount payable for claims reported but not yet settled and an estimate of claims incurred but not reported.  These liabilities include estimates of the expenses that will be incurred in connection with the payment of the benefit payments.  The amounts reported are based upon historical experience, adjusted for trends and current circumstances.  Management believes that the recorded liability is sufficient to provide for the associated claims adjustment expenses.  Revisions of these estimates are included in operations in the year such adjustments are determined to be required.

INCOME TAXES

The Company accounts for current and deferred income taxes and recognizes reserves for income tax contingencies in accordance with SSAP No. 101, Income Taxes, A Replacement of SSAP No. 10R and SSAP No. 10 (“SSAP No. 101”).  Under the applicable asset and liability method for recording deferred income taxes, deferred taxes are recognized when assets and liabilities have different values for financial statement and tax reporting purposes, using enacted tax rates in effect for the year in which the differences are expected to reverse.  The effect of a change in tax rates on DTAs and deferred tax liabilities (“DTLs”) is recognized in the period that includes the enactment date.  Valuation allowances on DTAs are estimated based on the Company’s assessment of the realizability of such amounts.  Refer to Note 13 of the Company’s financial statements for further discussion of the Company’s income taxes.

INCOME AND EXPENSES

Life premiums are recognized as income over the premium paying period of the related policies.  Annuity considerations are recognized as revenue when received.  Health premiums are earned ratably over the terms of the related insurance policies.  Expenses, such as commissions and other costs applicable to the acquisition of new business, are charged to operations as incurred.

SEPARATE ACCOUNTS

The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in the variable Separate Accounts include individual and group life and annuity contracts.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

The Company has also established non-unitized separate accounts for certain contracts that include a MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets of the non-unitized Separate Accounts are not legally insulated and can be used to satisfy claims resulting from the general account.  (See Note 10 for additional information.)

Net investment income, capital gains and losses, and changes in mutual fund asset values on the variable Separate Accounts are allocated to policyholders and therefore do not affect the operating results of the Company.  Assets held in the variable Separate Accounts are carried at fair value. The investment risk of such securities is retained by the contractholder.  The Company earns separate account fees for providing administrative services and bearing the mortality risks related to contracts for which funds are invested in variable Separate Accounts.

The activity of the variable Separate Accounts is not reflected in the Company’s financial statements except for the following:

•	The fees that the Company receives, which are assessed periodically and recognized as revenue when assessed.

•
The activity related to the guaranteed minimum death benefit, guaranteed minimum accumulation benefit and guaranteed minimum withdrawal benefit, which is reflected in the Company’s financial statements.

•	Premiums and withdrawals with offsetting transfers to/from the variable Separate Accounts are reflected in the Statement of Operations.

•
Transfers from the variable Separate Accounts due and accrued, which include accrued expense allowances receivable from the variable Separate Accounts and the aggregate surplus (income) due and accrued from MVA contracts.

•
The dividends-received-deduction (the “DRD”), which is included in the Company’s income tax expense, is calculated based upon the variable Separate Accounts’ assets held in connection with variable contracts.

ACCOUNTING PRONOUNCEMENTS

New and Adopted Accounting Pronouncements

Effective January 1, 2013, the NAIC adopted SSAP No. 104 Share-Based Payments (“SSAP No. 104”).  SSAP No. 104 provides statutory accounting principles for transactions in which an entity exchanges its equity instruments with employees in share-based payment transactions and adopts, with modification, GAAP guidance for stock options and stock purchase plans within GAAP Accounting Standards Codification Topic 718.  The adoption of the statement did not have a significant impact on the financial statements of the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Effective January 1, 2013, the NAIC adopted SSAP No. 103, Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities (“SSAP No. 103”).  SSAP No. 103 replaces SSAP No. 91R of the same name and establishes new conditions for when a transferred financial asset is accounted for as a sale in addition to removing the concept of a qualifying special-purpose entity.  The adoption of the standard did not have a significant impact on the financial statements of the Company.

Effective January 1, 2012, the NAIC adopted SSAP No. 101. Under SSAP No. 101, DTAs are admitted based on a realization threshold limitation table.  The Company recorded the following changes in surplus as a result of adoption:

(In Thousands)

Reclassification of SSAP No. 10R
write-in within surplus	$ 12,205

Change in non-admitted DTA
as a result of adoption	2,859

Cumulative effect of change
in accounting principle	$ 15,064

Prior to the adoption of SSAP No. 101, the Company accounted for income taxes under SSAP No. 10R, Income Taxes-Revised, A Temporary Replacement of SSAP No. 10 (“SSAP No. 10R”), which provided for a three-year reversal period and 15% of adjusted surplus.  The application of SSAP No. 10R resulted in an increase of $12.2 million in the Company’s surplus at December 31, 2011.

Effective January 1, 2012, the NAIC revised the disclosure requirements of SSAP No. 100, Fair Value Measurements, to clarify the disclosures of the fair value of financial instruments. The changes in the disclosures have been reflected in Note 11.

Effective January 1, 2011, the NAIC adopted SSAP No. 35R, Guaranty Fund and Other Assessments (“SSAP No. 35R”). SSAP No. 35R modifies the conditions required before recognizing liabilities for insurance-related assessments.  The liability is not recognized until the event obligating an entity to pay an imposed or probable assessment has occurred. The adoption of SSAP No. 35R did not have a significant impact on the financial statements of the Company.

Effective December 31, 2011, the NAIC adopted SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets (“SSAP No. 5R”).   SSAP No. 5R requires entities to recognize, at the inception of a guarantee, a liability for the obligations it has undertaken in issuing the guarantee, even if the likelihood of having to make payments under the guarantee is remote.  Guarantees made to/or on behalf of a wholly-owned subsidiary, and inter-company and related party guarantees that are considered “unlimited” are exempted from the initial liability recognition.  The adoption of SSAP No. 5R did not have a significant impact on the Company.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

1.	DESCRIPTION OF THE BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accounting Standards Not Yet Adopted

Effective January 1, 2014, the NAIC adopted SSAP No. 105, Working Capital Finance Investments (“SSAP No. 105”).  SSAP No. 105 amends SSAP No. 20, “Nonadmitted Assets”, to allow working capital finance investments as admitted assets to the extent they conform to the requirements of this statement.  The Company currently does not have any working capital investments as of the effective date.

2.	RELATED PARTY TRANSACTIONS

The Company has significant transactions with affiliates and former affiliates.  Intercompany revenues and expenses recognized under these agreements may not necessarily be indicative of costs that would be incurred if the Company operated on a stand-alone basis and if these transactions were with unrelated parties.  The following is a summary of significant transactions with affiliates.

Reinsurance Related Agreements

The Company entered into reinsurance and related renewal rights and administrative services agreements, effective May 31, 2007, with its former affiliate, Sun Life and Health Insurance Company (U.S.) (“Sun Life and Health”).  Under the reinsurance agreement, Sun Life and Health ceded its net retention for the covered policies and transferred assets equal to its reserves for such policies to the Company.  The related renewal rights agreement allowed the Company, on renewal of Sun Life and Health’s policies and following a transition period, the right to offer each policyholder a policy to be issued by the Company.  Under the administrative services agreement, the Company provided administrative services with respect to Sun Life and Health’s business covered by the reinsurance agreements.
The Company entered into a recapture and termination agreement with Sun Life and Health, effective July 31, 2013, under which Sun Life and Health recaptured the business that was ceded to the Company, and the May 31, 2007 reinsurance, renewal rights and administrative services agreements were terminated.

Effective July 31, 2013, the Company entered into new reinsurance, renewal rights and administrative services agreements with Sun Life and Health.  Pursuant to these agreements, the Company cedes 100 percent of the liabilities under its group insurance policies to Sun Life and Health on an indemnity coinsurance basis.  Sun Life and Health provides administrative services in connection with the reinsured policies, and Sun Life and Health has the right, on the first anniversary of a policy following a transition period, to offer to each policyholder a replacement policy issued by Sun Life and Health.  Net invested assets totaling approximately $112 million were transferred from the Company to Sun Life and Health to support the liabilities recaptured by and ceded to Sun Life and Health. The Company received a ceding commission and recapture fee totaling approximately $35 million from Sun Life and Health, of which $9 million has been recorded as a deferred gain in surplus.

The Company is party to a reinsurance agreement with its former affiliate, the United States Branch of Sun Life Assurance Company of Canada (the “U.S. Branch”), under which certain of the Company’s universal life business is ninety percent coinsured on a coinsurance with funds withheld basis by the U.S. Branch.  Effective July 31, 2013, the reinsurance agreement was amended to modify the formula for calculating the funds withheld amount.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

2.	RELATED PARTY TRANSACTIONS (CONTINUED)

As a result of this amendment, assets and cash at fair market value totaling approximately $120 million were transferred to the U.S. Branch from the Company.

Administrative Service Agreements and Others

From January 1, 2011 to July 31, 2013, the Company’s parent, Sun Life (U.S.), participated in a pension plan and other retirement plans sponsored by a former affiliate, Sun Life Financial (U.S.) Services Company, Inc. (“Sun Life Services”).  Expenses under these plans were allocated to participating companies pursuant to approved intercompany agreements.  The allocated expenses to the Company from Sun Life Services were $0.8 million, $1.1 million and $1.4 million for the period ended July 31, 2013 and the years ended December 31, 2012 and 2011, respectively.

The Company’s, parent, Sun Life (U.S.), participates in the Delaware Life Insurance Company 401(k) Savings Plan, sponsored by Sun Life (U.S.) which qualifies under Section 401(k) of the Internal Revenue Code (the “401(k) Plan”) and includes a retirement investment account feature that qualifies under Section 401(a) of the Internal Revenue Code (the “RIA”).  Income and expenses under the 401(k) Plan and the RIA are allocated to participating companies pursuant to approved inter-company agreements.  The allocated expenses to the Company from Sun Life (U.S.) were $0.1 million for the period August 1, 2013 to December 31, 2013.

The Company has agreements with Sun Life (U.S.) under which the Company receives, upon request, various investment and administrative services on a cost reimbursement basis.  Expenses under these agreements amounted to approximately $12.1 million, $33.2 million and $29.4 million for the years ended December 31, 2013, 2012 and 2011, respectively.

During the years ended December 31, 2013, 2012 and 2011, the Company expensed $1.5 million, $2.5 million and $2.6 million, respectively, in investment advisory fees to a former affiliate, Sun Capital Advisers LLC (“SCA”), an investment adviser.

The Company has a principal underwriter’s agreement with Clarendon Insurance Agency, Inc. (“Clarendon”), whereby Clarendon serves as principal underwriter and general distributor for certain insurance and annuity contracts issued by the Company.

Certain agreements with former affiliates were amended or terminated upon the close of the Sale Transaction described in Note 1.

During the years ended December 31, 2013, 2012 and 2011, the Company paid $26 thousand, $0.6 million and $2.8 million, respectively, in distribution fees related to services provided by Sun Life Financial Distributors, Inc., a former affiliated broker dealer.

The Company had $0.5 million and $2.1 million due to related parties at December 31, 2013 and 2012, respectively, and $0 and $2.1 million due from related parties at December 31, 2013 and 2012, respectively, under the terms of various management and service contracts which provide for cash settlements on a quarterly or more frequent basis.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

3.	DEBT SECURITIES AND PREFERRED STOCK

The statement value and fair value of the Company’s debt securities and preferred stocks were as follows:

	December 31, 2013
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value
Debt Securities:
U.S. Governments	$35,222	$132	$(5,354)	$30,000
U.S. States, Territories and Possessions (Direct and Guaranteed)	1,900	33	-	1,933
U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	62,296	207	(2,108)	60,395
Industrial and Miscellaneous (Unaffiliated)	906,936	25,992	(16,266)	916,662
Hybrid Securities	39,123	657	(4,694)	35,086
Total debt securities	$1,045,477	$27,021	$(28,422)	$1,044,076

Preferred Stocks	$16,750	$40	$(333)	$16,457

	December 31, 2012
(In Thousands)		Gross	Gross
	Statement	Unrealized	Unrealized	Estimated
	Value	Gains	Losses	Fair Value

Foreign Government	$1,549	$212	$-	$1,761
U.S. Treasury & Agency	50,103	10,718	(624)	60,197
Residential Mortgage Backed Securities	40,881	1,982	(12)	42,851
Commercial Mortgage Backed Securities	11,254	616	-	11,870
Corporate	1,149,927	99,164	(10,049)	1,239,042
Asset Backed Securities	44,089	3,204	-	47,293
Grand Total	$1,297,803	$115,896	$(10,685)	$1,403,014

The statement value and estimated fair value by maturity date for debt securities, other than ABS and MBS are shown below.  Actual maturities may differ from contractual maturities on ABS and MBS because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties; accordingly, the contractual maturities for those securities are not shown.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

3.   DEBT SECURITIES AND PREFERRED STOCK (continued)

	December 31, 2013
(In Thousands)	Statement	Estimated
	Value	Fair Value
Due in one year or less	$54,134	$54,750
Due after one year through five years	119,898	124,756
Due after five years through ten years	309,022	308,658
Due after ten years	321,483	315,012
Total before asset and mortgage-backed securities	804,537	803,176
Asset and mortgage-backed securities	240,940	240,900
Total debt securities	$1,045,477	$1,044,076

Proceeds from sales and maturities of investments in debt securities during 2013, 2012 and 2011, were $589.3 million, $428.3 million and $387.5 million, respectively, including non-cash transactions of $37.0 million, $22.6 million and $26.4 million, respectively; gross gains were $30.6 million, $18.2 million and $13.3 million, respectively, and gross losses were $7.7 million, $8.2 million and $3.1 million, respectively.

Debt securities included above with a statement value of approximately $0.4 million at each year ended December 31, 2013 and 2012 were on deposit with the Superintendent of Insurance of the State of New York as required by law.

Investment grade debt securities were 98.8% and 97.4% of the Company’s total debt securities as of December 31, 2013 and 2012, respectively.

The fair values of publicly traded debt securities are determined using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods.  For privately-placed debt securities, fair values are estimated using model prices or broker quotes.  A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.  In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.  Exposure to any single issuer is less than 10% of net admitted assets.

The fair value of the Company’s preferred stocks is first based on quoted market prices.  Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price preferred stocks for which the quoted market price is not available.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

3.	DEBT SECURITIES AND PREFERRED STOCK (CONTINUED)

Other-than-temporary-impairment

The Company recognizes and measures OTTI for structured securities, ABS and MBS in accordance with SSAP No. 43R.  In accordance with SSAP No. 43R, if the fair value of a structured security is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and the present value of its expected future cash flows discounted at the effective interest rate implicit in the security.

If the Company intends to sell the structured security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred.  The amount of the OTTI recognized in earnings is the difference between the amortized cost basis and the fair value of the security.

If the Company does not intend to sell the structured security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company performs cash flow based testing to determine if the present value of its expected future cash flows discounted at the effective interest rate implicit in the security is less than its amortized cost basis.

Estimating future cash flows is a quantitative and qualitative process that incorporates information received from third parties, along with assumptions and judgments about the future performance of the underlying collateral.  Losses incurred on the respective portfolios are based on loss models using assumptions about key systematic risks, such as unemployment rates and housing prices and loan-specific information such as delinquency rates and loan-to-value ratios.

The OTTI balances under SSAP No. 43R where the present value of expected cash flows was less than amortized cost as of December 31, 2012 was $29 thousand.  Of this amount, no OTTI was related to sub-prime loans.  No OTTI was recognized during 2013 or 2011 on loan-backed or structured securities.

If the fair value of a debt security, other than those subject to SSAP No. 43R, is less than its amortized cost basis at the balance sheet date, the Company assesses whether the impairment is an OTTI.  When an OTTI has occurred, the amount of OTTI recognized in earnings is the difference between the amortized cost basis of the security and its fair value.

If the Company intends to sell the debt security, or it is more likely than not that it will be required to sell the security before recovery of its amortized cost basis, an OTTI is considered to have occurred. If the Company does not intend to sell the debt security, or it is not more likely than not that it will be required to sell the security before recovery of its amortized cost basis, the Company employs a portfolio monitoring process to identify securities that are OTTI.  The Company has a Credit Committee comprised of investment and finance professionals which meets at least quarterly to review individual issues or issuers that may be of concern.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

3.	DEBT SECURITIES AND PREFERRED STOCK (CONTINUED)

In determining whether a security is OTTI, the Credit Committee considers the factors described below.  The process involves a quarterly screening of all securities where fair value is less than the amortized cost basis.  Discrete credit events, such as a ratings downgrade, are also used to identify securities that may be OTTI.  The securities identified are then evaluated based on issuer-specific facts and circumstances, such as the issuer’s ability to meet current and future interest and principal payments, an evaluation of the issuer’s financial position  and its near-term recovery prospects, difficulties being experienced by an issuer’s parent or affiliate, and management’s assessment of the outlook for the issuer’s sector.  In making these evaluations, the Credit Committee exercises considerable judgment.  Based on this evaluation, issues or issuers are considered for inclusion on one of the Company’s following credit lists:

 “Monitor List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances require monitoring on a quarterly basis.  No OTTI charge is recorded in the Company’s Statements of Operations for unrealized loss on securities related to these issuers.

“Watch List”- Management has concluded that the Company’s amortized cost will be recovered through timely collection of all contractually specified cash flows, but that changes in issuer-specific facts and circumstances  require continued monitoring during the quarter.  A security is moved from the Monitor List to the Watch List when changes in issuer-specific facts and circumstances increase the possibility that a security may become impaired within the next 24 months.  No OTTI charge is recorded in the Company’s Statements of Operations for unrealized loss on securities related to these issuers.

“Impaired List”- Management has concluded that the Company has the intent to sell the security, it is more likely than not that the Company will be required to sell the security before recovery of its amortized cost basis, or the amortized cost basis of the security is not expected to be recovered due to expected delays or shortfalls in the contractually specified cash flows.  For these investments, the amount of OTTI recognized in the Company’s Statements of Operations is the difference between the amortized cost basis of the security and its fair value or discounted cash flows.

Should it be determined that a security is other than temporarily impaired, the Company records a loss through an appropriate adjustment in carrying value.  The Company incurred write-downs of debt securities for OTTI of $3.3 million for the year ended December 31, 2013.  The Company did not incur write-downs of debt securities for OTTI for the years ended December 31, 2012 and 2011, respectively.

There are inherent risks and uncertainties in management’s evaluation of securities for OTTI.  These risks and uncertainties include factors both external and internal to the Company, such as general economic conditions, an issuer’s financial condition or near-term recovery prospects, market interest rates, unforeseen events which affect one or more issuers or industry sectors, and portfolio management parameters, including asset mix, interest rate risk, portfolio diversification, duration matching, and greater than expected liquidity needs.  All of these factors could impact management’s evaluation of securities for OTTI.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

3.	DEBT SECURITIES AND PREFERRED STOCK (CONTINUED)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2013 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

Debt Securities:
U.S. Governments	6	$10,262	$(2,780)	1	$16,721	$(2,574)	7	$26,983	$(5,354)

U.S. Special Revenue and Special Assessment Obligations and all Non-Guaranteed Obligations of Agencies and Authorities of Governments and Their Political Subdivisions	27	54,244	$(2,106)	2	145	$(1)	29	54,389	$(2,107)

Industrial and Miscellaneous (Unaffiliated)	157	330,279	(14,590)	4	11,571	(1,677)	161	341,850	(16,267)

Hybrid Securities	4	8,527	(112)	3	20,239	(4,582)	7	28,766	(4,694)

Total debt securities	194	$403,312	$(19,588)	10	$48,676	$(8,834)	204	$451,988	$(28,422)

Preferred Stocks	1	$11,766	$(234)	1	$2,901	$(99)	2	$14,667	$(333)

The gross unrealized losses and fair value of investments, which have been deemed temporarily impaired, aggregated by investment category, number of securities and length of time that securities have been in an unrealized loss position at December 31, 2012 are as follows (in thousands except # of securities):

	Less than 12 months			12 months or more			Total
			Gross			Gross			Gross
		Fair	Unrealized		Fair	Unrealized		Fair	Unrealized
	#	Value	Losses	#	Value	Losses	#	Value	Losses

U.S. Treasury and Agency	2	$24,044	$(624)	-	$-	$-	2	$24,044	$(624)

Residential Mortgage Backed Securities	-	-	-	3	697	(12)	3	697	(12)

Corporate	29	65,126	(595)	15	43,682	(9,454)	44	108,808	(10,049)

Grand Total	31	$89,170	$(1,219)	18	$44,379	$(9,466)	49	$133,549	$(10,685)

The Company had indirect exposure to sub-prime loans with book adjusted carrying value of $13.9 million as of December 31, 2013 which represented approximately 1.1% of the Company’s total invested assets, as compared to no sub-prime exposure as of December 31, 2012.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

3.	DEBT SECURITIES AND PREFERRED STOCK (CONTINUED)
In terms of managing and mitigating sub-prime mortgage risk for these investments in 2013, the Company’s overall exposure was minimal, as shown in the table below (in thousands):

		Book/Adjusted
Type	Actual Cost	Carrying Value (excluding interest)	Fair Value
Residential mortgage backed securities	$11,290	$11,305	$11,234
Collateralized debt obligations	2,626	2,625	2,599
	$13,916	$13,930	$13,833

There were no credit impairments recorded on loan-backed and structured securities pursuant to SSAP No. 43R for the year ended December 31, 2013.

4.	MORTGAGE LOANS

The Company invests in commercial first mortgage loans throughout the United States.  Investments are diversified by property type and geographic area.  The Company monitors the condition of the mortgage loans in its portfolio.  In those cases where mortgages have been restructured, appropriate allowances for losses have been made.  In those cases where, in management’s judgment, the mortgage loans’ values are impaired, appropriate losses are recorded.

The following table shows the geographic distribution of statement value of the mortgage loans portfolio for the years ended December 31, 2013 and 2012:

(In Thousands)	2013	2012
Arizona	$2,012	$3,616
California	1,146	4,320
Colorado	2,289	2,655
Connecticut	3,257	3,430
Florida	5,150	13,263
Georgia	3,864	4,846
Idaho	458	481
Illinois	4,929	4,965
Indiana	2,990	4,154
Kansas	2,182	2,274
Maryland	-	7,733
Mississippi	499	547
Missouri	-	3,828
New Jersey	1,101	1,213
New Mexico	-	596
New York	4,256	8,251
Ohio	7,946	12,562
Pennsylvania	588	3,963
South Carolina	3,130	3,224
Texas	5,060	12,516
Virginia	-	509
General allowance for loan loss	(912)	(1,618)
Total Mortgage Loans on Real Estate	$49,945	$97,328

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

4.	MORTGAGE LOANS (CONTINUED)

The Company had no outstanding mortgage loan commitments on real estate as of December 31, 2013 and 2012.

The Company originated two mortgage loans with a total cost of $7.6 million during the year ended December 31, 2013 with rates ranging from 4.00% to 4.11% and originated three mortgage loans with a total cost of $10.4 million during the year ended December 31, 2012 with rates ranging from 3.25% to 4.78%.

During the year ended December 31, 2013, the Company did not reduce interest rates on any outstanding mortgage loans.  During the year ended December 31, 2012, the Company reduced the interest rate on one mortgage loan with recorded investment of $2.2 million by 2% through a restructuring of that loan.  Mortgage loans are collateralized by the related properties and generally are no more than 75% of the properties’ value at the time that the original loan is made.

A loan is considered impaired when it is probable that the principal or interest is not collectible in accordance with the contractual terms of the loan.  The allowance for credit losses is estimated using the present value of expected cash flows discounted at the loan’s effective interest rate or the fair value of the collateral, if the loan is collateral dependent.  A specific allowance for loan loss is established for an impaired loan if the present value of expected cash flows discounted at the loan’s effective interest rate, or the fair value of the loan collateral, less cost to sell, is less than the recorded amount of the loan.  There was no specific allowance for loan loss for the year ended December 31, 2013 as compared to $0.4 million for the year ended December 31, 2012.  A general allowance for loan loss is established based on an assessment of past loss experience on groups of loans with similar characteristics and current economic conditions.  The general allowance for loan loss was $0.9 million and $1.6 million at December 31, 2013 and 2012, respectively.  While management believes that it uses the best information available to establish the allowances, future adjustments may become necessary if economic conditions differ from the assumptions used in calculating them.  At December 31, 2013, the Company individually and collectively evaluated loans with a gross carrying value of $50.9 million.  At December 31, 2012, the Company individually and collectively evaluated loans with a gross carrying value of $99.3 million and $98.3 million, respectively.

Delinquency status is determined based upon the occurrence of a missed contract payment. There were no loans past due greater than 90 days at December 31, 2013 and 2012.

The Company accrues interest income on impaired loans to the extent it is deemed collectible. Otherwise, receipts on non-performing loans are not recognized as interest income until the loan is no longer impaired, is sold, or is otherwise made whole.  Any cash collected during the period where the loan is impaired is applied to lower its carrying value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

4.	MORTGAGE LOANS (CONTINUED)

Other information is as follows:

Age Analysis of Mortgage Loans:

	Farm	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
(In Thousands)
Current Year
Recorded Investment (All)
Current	$ -	$ -	$ -	$ -	$ 50,857	$ -	$ 50,857
30 - 59 Days Past Due	-	-	-	-	-	-	-
60 - 89 Days Past Due	-	-	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-	-	-

Accruing Interest 90-179 Days Past Due
Recorded Investment	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Interest Accrued	-	-	-	-	-	-	-

Accruing Interest 180+ Days Past Due
Recorded Investment	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Interest Accrued	-	-	-	-	-	-	-

Interest Reduced
Recorded Investment	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Number of Loans	-	-	-	-	-	-	-
Percent Reduced	0%	0%	0%	0%	0%	0%	0%

Prior Year
Recorded Investment
Current	$ -	$ -	$ -	$ -	$ 95,518	$ -	$ 95,518
30 - 59 Days Past Due	-	-	-	-	3,828	-	3,828
60 - 89 Days Past Due	-	-	-	-	-	-	-
90 - 179 Days Past Due	-	-	-	-	-	-	-
180 + Days Past Due	-	-	-	-	-	-	-

Accruing Interest 90-179 Days Past Due
Recorded Investment	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Interest Accrued	-	-	-	-	-	-	-

Accruing Interest 180+ Days Past Due
Recorded Investment	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Interest Accrued	-	-	-	-	-	-	-

Interest Reduced
Recorded Investment	$ -	$ -	$ -	$ -	$ 2,192	$ -	$ 2,192
Number of Loans	-	-	-	-	1	-	1
Percent Reduced	0%	0%	0%	0%	2%	0%	2%

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

4.	MORTGAGE LOANS (CONTINUED)

Investment in Impaired Loans With or Without Allowance for Credit Losses:

	Farm	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
(In Thousands)
Current Year
With Allowance for Credit Losses	$ -	$ -	$ -	$ -	$ -	$ -	$ -
No Allowance for Credit Losses	-	-	-	-	2,155	-	2,155

Prior Year
With Allowance for Credit Losses	$ -	$ -	$ -	$ -	$ 1,048	$ -	$ 1,048
No Allowance for Credit Losses	-	-	-	-	2,192	-	2,192

Investment in Impaired Loans - Average Recorded Investment, Interest Income Recognized, Recorded Investment on
Nonaccrual Status and Amount of Interest Income Recognized Using a Cash-Basis Method of Accounting:

	Farm	Residential		Commercial		Mezzanine	Total
		Insured	All Other	Insured	All Other
(In Thousands)
Current Year
Average Recorded Investment	$ -	$ -	$ -	$ -	$ 2,155	$ -	$ 2,155

Interest Income Recognized	-	-	-	-	98	-	98

Recorded Investments on
Nonaccrual Status	-	-	-	-	-	-	-

Amount of Interest Income
Recognized Using a Cash-
Basis Method of Accounting	-	-	-	-	-	-	-

Prior Year
Average Recorded Investment	$ -	$ -	$ -	$ -	$ 1,620	$ -	$ 1,620

Interest Income Recognized	-	-	-	-	-	-	-

Recorded Investments on
Nonaccrual Status	-	-	-	-	1,048	-	1,048

Amount of Interest Income
Recognized Using a Cash-
Basis Method of Accounting	-	-	-	-	-	-	-

Allowance for Credit Losses:
	2013	2012	2011
(In Thousands)
Balance at beginning of period	$ 2,018	$ 2,889	$ 3,112
Additions charged to operations	$ -	$ -	$ -
Direct write-downs charged against the allowances	$ -	$ -	$ -
Recoveries of amounts previously charged off	$ (1,106)	$ (871)	$ (223)
Balance at end of period	$ 912	$ 2,018	$ 2,889

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

4.	MORTGAGE LOANS (CONTINUED)

The credit quality indicator for the Company’s mortgage loans is an internal risk-rated measure based on the borrowers’ ability to pay and the value of the underlying collateral.  The internal risk rating is related to an increasing likelihood of loss, with a low quality rating representing the category in which a loss is first expected.  The following table shows the recorded investment of the Company’s mortgage loans, net of allowances for credit losses disaggregated by credit quality indicator as of December 31, 2013 and 2012.

(In Thousands)

Internal Risk Rating	2013	2012
AAA	$ -	$ -
AA	-	-
A	3,890	7,795
BBB	12,466	11,028
BB and Lower	32,346	77,283
Impaired	2,155	3,240
Total	$ 50,857	$ 99,346

Total allowance for loan loss	(912)	(2,018)
Mortgage Loans on Real Estate	$ 49,945	$ 97,328

The following table provides an aging of past due commercial mortgage loans as of December 31, 2013 and 2012 based on the recorded investment net of allowances for credit losses.

(In Thousands)
	2013	2012
Current	$ 50,857	$ 95,518

30-59 Days Past Due	-	3,828
60-89 Days Past Due	-	-
Greater Than 90 Days - Accruing	-	-
Greater Than 90 Days - Not Accruing	-	-
Total Past Due	$ -	$ 3,828

Total allowance for loan loss	(912)	(2,018)
Mortgage Loans on Real Estate	$ 49,945	$ 97,328

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

5.	INVESTMENT GAINS AND LOSSES

Realized capital gains and losses on debt securities, preferred stock and mortgages, which relate to changes in levels of interest rates, are charged or credited to the IMR, net of tax, and amortized into income over the remaining contractual life of the security sold.  Realized gains and losses from sales of the remaining investments are reported, net of tax, on the Statement of Operations, but are not included in the computation of net gain from operations.

Changes in unrealized gains and losses from investments carried at fair value are reported as a component of Capital Stock and Surplus, net of deferred income taxes.

	Years Ended December 31,
	2013	2012	2011
(In Thousands)
Realized gains (losses):
Debt securities	$19,611	$9,915	$10,183
Preferred stocks	60	71	(395)
Common stocks	-	(429)	(225)
Mortgage loans	(1,352)	(1,274)	-
Short-term investments	7	1	-
Gross realized gains	18,326	8,284	9,563
Capital gains tax expense (benefit)	6,864	839	(350)
Net realized gains	11,462	7,445	9,913
Gains transferred to IMR (net of taxes)	15,424	5,699	6,749
Total	$(3,962)	$1,746	$3,164

	Years Ended December 31,
	2013	2012	2011
(In Thousands)
Changes in net unrealized capital gains (losses),
net of deferred income tax:
Debt securities	$(12)	$-	$32
Preferred stocks	-	-	-
Common stocks	-	530	(457)
Mortgage loans	719	566	145
Total	$707	$1,096	$(280)

Deferred tax expense (benefit) netted in unrealized capital gains (losses) above was $(0.4) million, $(0.6) million and $(0.2) million at December 31, 2013, 2012 and 2011, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

6.	NET INVESTMENT INCOME

Net investment income consisted of:

	Years Ended December 31,
(In Thousands)	2013	2012	2011

Debt securities	$47,646	$55,704	$55,214
Preferred stocks	736	327	188
Mortgage loans	4,379	5,756	6,667
Contract loans	75	70	46
Cash, cash equivalents and short-term investments	59	37	48
Other investment (loss) income	(2)	75	249
Gross investment income	52,893	61,969	62,412

Investment expenses	3,686	2,479	2,610
Net investment income	$49,207	$59,490	$59,802

The Company’s policy is to exclude investment income due and accrued with amounts that are over 90 days past due or where the collection of income is uncertain.   The Company did not exclude any investment income due and accrued from surplus for the years ended December 31, 2013, 2012 and 2011, respectively.

7.	REINSURANCE

Reinsurance ceded contracts do not relieve the Company from its obligations to policyholders.  The Company remains liable to its policyholders for the portion reinsured to the extent that any reinsurer does not meet the obligations assumed under the reinsurance agreement.  To minimize its exposure to significant losses from reinsurer insolvencies, the Company regularly evaluates the financial condition of its reinsurers and monitors concentrations of credit risk.  Management believes that any liability arising from this contingency is unlikely.

Per Note 2, the Company is party to a reinsurance agreement with its former affiliate the U.S. Branch under which certain of the Company’s universal life business is ninety percent coinsured on a funds withheld basis by the U.S. Branch.  Effective July 31, 2013, the reinsurance agreement was amended to modify the formula for calculating the funds withheld amount.  As a result of this amendment, assets and cash at fair market value totaling approximately $120 million were transferred to the U.S. Branch from the Company.

Effective July 31, 2013, the Company entered into new reinsurance, renewal rights and administrative services agreements with Sun Life and Health.  Pursuant to these agreements, the Company will cede 100 percent of the liabilities under its group insurance policies to Sun Life and Health on an indemnity coinsurance basis.  Sun Life and Health provides administrative services in connection with the reinsured policies, and Sun Life and Health has the right, on the first anniversary of a policy following a transition period, to offer to each policyholder a replacement policy issued by Sun Life and Health.  See Note 2 for further details.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

7.	REINSURANCE (CONTINUED)

The Company had an agreement with an unrelated company whereby the unrelated company reinsures the mortality risks of the Company’s group life contracts.  Under this agreement, certain group life mortality benefits were reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts ceded by the Company in excess of $0.7 million per claim up to $2.0 million, for group life contracts, and will reinsure amounts ceded by the Company in excess of $0.3 million, up to $3.0 million per claim, for group accidental death and dismemberment contracts.

The Company had an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group stop loss contracts.  Under this agreement, certain stop loss benefits were reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure specific claims ceded by the Company for amounts in excess of $2.5 million per claim, up to $10 million per claim for stop loss contracts.

The Company had an agreement with an unrelated company whereby the unrelated company reinsures the morbidity risks of the Company’s group long-term disability contracts.  Under this agreement, certain long-term disability benefits were reinsured on a yearly-renewable term basis.  The agreement provides that the unrelated company will reinsure amounts in excess of $0.01 million per claim per month for long-term disability contracts ceded by the Company.

The Company had an agreement with an unrelated company whereby the unrelated company reinsures 100% of the risks on a quota share basis for certain specific group life and disability policies.  During 2013 the unaffiliated group reinsurance treaties were terminated.

The Company has agreements with a former affiliate, Sun Life Assurance Company of Canada (“SLOC”) and several unrelated companies that provide for reinsurance of portions of the net-amount-at-risk under certain individual universal life, variable universal life, and individual private placement variable universal life.  These amounts are reinsured on either a monthly renewable, yearly renewable term basis or modified coinsurance basis.  The modified coinsurance treaties were terminated during 2013.

The effects of reinsurance were as follows:

	Years Ended December 31,
(In Thousands)	2013	2012	2011
Premiums and annuity considerations:
Direct	$180,053	$162,173	$382,389
*Assumed - Affiliated (former affiliate effective 2013)	(17,284)	16,797	36,169
Ceded - Affiliated (former affiliate effective 2013)	(5,376)	(13,570)	(15,559)
Ceded - Non-Affiliated	(166,097)	(22,858)	(15,163)
Net premiums and annuity considerations	$(8,704)	$142,542	$387,836

*Including amount recaptured on July 31, 2013 from former affiliate

Insurance and other individual policy benefits and claims:
Direct	$139,574	$120,604	$110,577
Assumed - Affiliated (former affiliate effective 2013)	5,887	11,929	24,303
Ceded - Affiliated (former affiliate effective 2013)	(550)	(489)	(596)
Ceded - Non-Affiliated	(59,754)	(11,429)	(6,910)
Net policy benefits and claims	$85,157	$120,615	$127,374

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

8.	RESERVES FOR LIFE CONTRACTS AND DEPOSIT TYPE CONTRACTS

The reserves for life insurance and annuity contracts are computed in accordance with presently accepted actuarial standards, and are based on actuarial assumptions and methods (including use of published mortality tables and prescribed interest rates and methodologies) which produce reserves at least as great as those required by law and contract provisions.

The Company waives deduction of deferred fractional premiums upon death of the insured and returns any portion of the final premium for the period beyond the date of death.  Surrender values are not promised in excess of reserves as legally computed.

For policies with annual extra premiums, additional reserves are held equal to one-half the extra premium.  Extra premiums on single premium policies are amortized over ten years.  Policies issued with premiums corresponding to ages higher than the true ages are valued at the rated-up ages.  Policies issued subject to a lien are valued as if the full amount were payable without any deduction.  For interest sensitive policies, substandard is reflected in the cost of insurance charges.

As of December 31, 2013 and 2012, the Company had $3,729.6 million and $2,994.2 million, respectively, of insurance in force (direct and assumed) for which gross premiums were less than the net premiums according to the standard of valuation required by the State of New York.  Reserves (direct and assumed) to cover the above insurance as of December 31, 2013 and 2012 totaled $71.7 million and $61.5 million, respectively.  These amounts reflect prescribed practices that depart from NAIC SAP.  See Note 1.

The Tabular Interest, Tabular Less Actual Reserves Released, and the Tabular Cost have all been determined by formula, as described in the NAIC instructions.  The Tabular Interest on funds not involving life contingencies was determined from the interest credited to the deposits.  Other than normal updates of reserves, the only significant reserve changes as of December 31, 2013 and 2012 were the changes in additional reserves held due to asset adequacy analysis testing.  Asset adequacy reserves were $75.8 million and $106.2 million at December 31, 2013 and 2012, respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

9.	WITHDRAWAL CHARACTERISTICS OF ANNUITY RESERVES AND DEPOSIT LIABILITIES

Withdrawal characteristics of general account and separate account annuity reserves and deposits are as follows:

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2013	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$-	$468,636	$-	$468,636	19%
At book value less current surrender charge of 5% or more	14,957	-	-	14,957	1%
At fair value	-	-	1,278,060	1,278,060	52%
Total with adjustment or at fair value	14,957	468,636	1,278,060	1,761,653	72%
At book value without adjustment
(minimal or no charge or adjustment)	646,688	-	-	646,688	27%

Not subject to discretionary withdrawal	27,593	-	2,497	30,090	1%
Total (Gross: Direct +Assumed)	689,238	468,636	1,280,557	2,438,431	100%
Reinsurance ceded	2,233	-	-	2,233
Total (net)	$687,005	$468,636	$1,280,557	$2,436,198

(In Thousands)	General Account	Separate Account with Guarantees	Separate Account Nonguaranteed	Total 12/31/2012	% of Total
Subject to discretionary withdrawal:

With fair value adjustment	$-	$542,142	$-	$542,142	21%
At book value less current surrender charge of 5% or more	230,470	-	-	230,470	9%
At fair value	-	-	1,284,027	1,284,027	50%
Total with adjustment or at fair value	230,470	542,142	1,284,027	2,056,639	80%
At book value without adjustment
(minimal or no charge or adjustment)	485,844	-	-	485,844	19%

Not subject to discretionary withdrawal	22,090	-	1,424	23,514	1%
Total (Gross: Direct +Assumed)	738,404	542,142	1,285,451	2,565,997	100%
Reinsurance ceded	-	-	-	-
Total (net)	$738,404	$542,142	$1,285,451	$2,565,997

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

10.	SEPARATE ACCOUNTS

The Company has established unitized Separate Accounts applicable to various classes of contracts providing for variable benefits. Contracts for which funds are invested in unitized variable Separate Accounts include individual and group life insurance and individual annuity contracts.  The assets (securities) in these unitized accounts are carried at fair value and the investment risk associated with such assets is retained by the contractholder.  These variable products provide minimum death benefits, and in certain annuity contracts, minimum accumulation or withdrawal benefits.  The minimum guaranteed benefit reserves associated with the unitized Separate Accounts are reported in Aggregate reserves for life contracts in the Company’s Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus.

The Company has also established non-unitized Separate Accounts for certain contracts that include a MVA feature associated with fixed rates, including for amounts allocated to the fixed portion of certain combination fixed and variable deferred annuity contracts.  The assets in the fixed deferred annuity account are carried at fair value.

The Company earns separate account fees for providing administrative services and bearing the mortality risks related to variable contracts. Net investment income, capital gains and losses, and changes in mutual fund asset values on variable Separate Accounts are allocated to policyholders and therefore are not reflected in the Statements of Operations of the general account.

For the current reporting year, the Company reported assets and liabilities from the following products into a Separate Account:

•	Sun Life (N.Y.) Variable Life
•	Sun Life (N.Y.) Variable Annuity
•	Sun Life (N.Y.) Market Value Adjusted Annuity

A majority of the variable Separate Account assets are legally insulated from the Company’s general account whereas the non-unitized Separate Account assets are not legally insulated.  The legal insulation of the Separate Account assets prevents such assets from being generally available to satisfy claims resulting from the general account.  In accordance with the domiciliary state procedures for approving items within the Separate Account, the Separate Account classification of legally insulated, vs. not legally insulated, is supported by section 4240 of the New York Insurance Laws.

The Company maintained Separate Account assets totaling $1,894.3 million and $1,999.8 million as of December 31, 2013 and 2012, respectively.  As of December 31, 2013 and 2012 the Company’s Separate Account assets included legally insulated assets of $1,344.5 million and $1,379.7 million respectively.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

10.	SEPARATE ACCOUNTS (CONTINUED)

The assets legally insulated and non-legally insulated from the general account as of December 31, 2013 are attributed to the following products/transactions:

(In Thousands)
Product / Transactions	Legally Insulated Assets	Non-Legally Insulated Assets
Sun Life (N.Y.) Variable Life	$30,129	$-
Sun Life (N.Y.) Variable Annuity	1,314,396	-
Sun Life (N.Y.) Market Value Adjusted Annuity	-	549,770

Total	$1,344,525	$549,770

Separate Account liabilities are determined in accordance with prescribed actuarial methodologies, which approximate the fair value of the related assets less applicable surrender charges.  The resulting surplus is recorded in the general account Statement of Operations as a component of Net Transfers (from) to Separate Accounts.  The variable Separate Accounts are non-guaranteed Separate Accounts, wherein the policyholder assumes substantially all the investment risks and rewards, and MVA Separate Accounts are guaranteed Separate Accounts, wherein the Company contractually guarantees either a minimum return or account value to the policyholder.  In accordance with the guarantees provided, if the investment proceeds are insufficient to cover the rate of return guaranteed for the product, the policyholder proceeds will be remitted by the general account.

The Company had $1,310.3 million and $1,333.0 million of non-guaranteed separate account reserves and $490.6 million and $557.1 million of guaranteed Separate Account reserves as of December 31, 2013 and 2012, respectively.

As of December 31, 2013 and 2012, the general account of the Company had a maximum guarantee for Separate Account liabilities of $219.0 million and $391.7 million, respectively.

To compensate the general account for the risk taken, the Separate Account has paid risk charges of $9.6 million, $9.2 million and $7.2 million during the years ended December 31, 2013, 2012 and 2011, respectively.

For the year ended December 31, 2013, the Company’s general account paid $0.4 million for Separate Account guarantees and $ 1.0 million for each of the years ended December 31, 2012 and 2011.

Separate Account management fees were $31.6 million, $31.7 million and $28.6 million, for the years ended December 31, 2013, 2012 and 2011, respectively.

The Company does not engage in securities lending transactions within the Separate Account.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

10.	SEPARATE ACCOUNTS (CONTINUED)

An analysis of the Separate Account reserves as of December 31, 2013 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less than/	Separate
(In Thousands)	equal to 4%	Accounts	Total

Premiums, considerations
or deposits	$ 4,050	$ 9,996	$ 14,046

Reserves
For accounts with assets at:
Fair Value	490,636	1,310,345	1,800,981
Total Reserves	$ 490,636	$ 1,310,345	$ 1,800,981

By withdrawal characteristics:
With fair value adjustment	$ 490,636	$ -	$ 490,636
At fair value	-	1,307,853	1,307,853
Subtotal	490,636	1,307,853	1,798,489
Not subject to discretionary
withdrawal	-	2,492	2,492
Total	$ 490,636	$ 1,310,345	$ 1,800,981

An analysis of the separate account reserves as of December 31, 2012 is as follows:

	Nonindexed
	Guarantee	Nonguaranteed
	Less than/	Separate
(In Thousands)	equal to 4%	Accounts	Total

Premiums, considerations
or deposits	$ 3,495	$ 40,700	$ 44,195

Reserves
For accounts with assets at:
Fair Value	557,142	1,333,014	1,890,156
Total Reserves	$ 557,142	$ 1,333,014	$ 1,890,156

By withdrawal characteristics:
With fair value adjustment	$ 557,142	$ -	$ 557,142
At fair value	-	1,331,595	1,331,595
Subtotal	557,142	1,331,595	1,888,737
Not subject to discretionary
withdrawal	-	1,419	1,419
Total	$ 557,142	$ 1,333,014	$ 1,890,156

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

10.	SEPARATE ACCOUNTS (CONTINUED)

Below is the reconciliation of Net Transfers to Separate Accounts from the Statement of Operations of the Separate Account Statement to the Statement of Operations of the Company:

	Years Ended December 31,
(In Thousands)	2013	2012	2011

Transfers to Separate Accounts	$14,046	$44,195	$198,228
Transfers from Separate Accounts	(239,826)	(191,772)	(116,233)
Net transfers to Separate Accounts	(225,780)	(147,577)	81,995
Transfers to Separate Accounts on the Statement of Operations	$(225,780)	$(147,577)	$81,995

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  In determining fair value, the Company uses various methods including market, income and cost approaches.  The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs.

The Company has categorized its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique.  The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3).  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value in the Company’s Statements of Admitted Assets, Liabilities and Capital Stock and Surplus are categorized as follows:

Level 1

· Unadjusted quoted prices for identical assets or liabilities in an active market.

The types of assets and liabilities utilizing Level 1 valuations include U.S. Treasury and agency securities and investments in publicly-traded mutual funds with quoted market prices.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Level 2

Quoted prices in markets that are not active or significant inputs that are observable either directly or indirectly. Level 2 inputs include the following:

· Quoted prices for similar assets or liabilities in active markets,
· Quoted prices for identical or similar assets or liabilities in non-active markets,
· Inputs other than quoted market prices that are observable, and
· Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

The types of assets and liabilities utilizing Level 2 valuations generally include U.S. Government securities not backed by the full faith and credit of the government, municipal bonds, structured notes and certain ABS (including collateralized debt obligations, RMBS, CMBS), certain corporate debt and certain private equity investments.

Level 3

Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement.  They reflect management's opinions regarding the assumptions a market participant would use in pricing the asset or liability.  Generally, the types of assets and liabilities utilizing Level 3 valuations are certain ABS, RMBS, and CMBS, certain corporate debt, certain private equity investments and certain mutual fund holdings.

There were no significant changes made in valuation techniques during 2013 or 2012.

The Company's assets by classification measured at fair value as of December 31, 2013 were as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	-	-	-	-
Debt securities - Unaffiliated (c)
Residential securities	-	2,496	-	2,496
Separate Accounts assets (d)	1,383,673	300,233	206,156	1,890,062
Total assets at fair value	$ 1,383,673	$ 302,729	$ 206,156	$ 1,892,558

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The Company's assets by classification measured at fair value as of December 31, 2012 were as follows:

(In Thousands)
Description for each class of asset or liability	Level 1	Level 2	Level 3	Total
Assets at fair value:
Preferred stock - Unaffiliated (a)
Industrial and Misc	$ -	$ -	$ -	$ -
Common stock - Unaffiliated (b)
Industrial and miscellaneous	-	-	-	-
Debt securities - Unaffiliated (c)
Corporate securities	-	-	-	-
Separate Accounts assets (d)	1,384,903	522,023	86,930	1,993,856
Total assets at fair value	$ 1,384,903	$ 522,023	$ 86,930	$ 1,993,856

(a) Preferred stocks with NAIC designations between 4 and 6 are carried at the lower of amortized cost or fair value.  Where fair value is less than amortized cost, amounts are included in the table above.

(b) Common stocks are carried at fair value.

(c) Debt securities with NAIC designations of 6 are carried at the lower of amortized cost or fair value. Where fair value is less than amortized cost, amounts are included in the table above.

(d) Separate Account assets include invested assets carried at fair value, but exclude approximately $5.5 million and $5.9 million of investment income and receivables due at December 31, 2013 and 2012, respectively, which are included in the Separate Account Assets on the Statements of Admitted Assets, Liabilities, and Capital Stock and Surplus.

None of the Company's assets measured at fair value transferred between levels 1 and 2 during the years ended December 31, 2013 and 2012.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which were categorized as Level 3 for the twelve-month period ended December 31, 2013:

(In Thousands)	Beginning Balance at 01/01/2013	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2013
Assets:
Separate Accounts assets	$ 86,930	$ 82,233	$ -	$ 255	$ (2,106)	$ 53,819	$ -	$(9,447)	$ (5,528)	$ 206,156
Total Assets	$ 86,930	$ 82,233	$ -	$ 255	$ (2,106)	$ 53,819	$ -	$(9,447)	$ (5,528)	$ 206,156

The following table is a reconciliation of the beginning and ending balances for assets and liabilities which were categorized as Level 3 for the twelve-month period ended December 31, 2012:

(In Thousands)	Beginning Balance at 01/01/2012	Transfers Into Level 3	Transfers Out of Level 3	Total gains and (losses) included in Net Income	Total gains and (losses) included in Surplus	Purchases	Issuances	Sales	Settlements	Ending Balance at 12/31/2012
Assets:
Common stock - Unaffiliated
Industrial and miscellaneous	$ 422	$ -	$ -	$ 74	$ 5	$ -	$ -	$ (501)	$ -	$ -
Separate Accounts assets	82,250	3,259	-	84	(479)	16,258	-	(9,741)	(4,701)	86,930
Total Assets	$ 82,672	$ 3,259	$ -	$ 158	$ (474)	$ 16,258	$ -	$ (10,242)	$ (4,701)	$ 86,930

The Company transfers assets into or out of Level 3 at the fair value as of the beginning of the reporting period. Transfers made were the result of changes in the level of observability of inputs used to price the assets or changes in NAIC ratings.

The following table presents the carrying amounts and estimated fair values of the Company’s financial instruments as of December 31, 2013:

All Financial Instruments:
(In Thousands)

	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 111,619	$ 111,619	$ 111,619	$ -	$ -	$ -
Debt securities	1,044,076	1,045,477	26,369	777,347	240,360	-
Preferred stocks	16,457	16,750	-	4,691	11,766	-
Mortgages loans on real estate	50,334	49,945	-	-	50,334	-
Contract loans	2,125	2,128	-	-	2,125	-
Separate account assets	1,890,062	1,890,062	1,383,673	300,233	206,156	-

Contractholder deposit funds and other policyholder liabilities	(11,987)	(11,987)	-	-	(11,987)	-
Separate account liabilities	(4,125)	(4,125)	-	-	(4,125)	-

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

The table below presents the balances of Level 3 assets measured at fair value with their corresponding pricing sources as of December 31, 2013:

(In Thousands)	Valuation Techniques	Significant Unobservable Inputs	Fair Value	Range	Weighted Average
Assets:
Separate Accounts assets	Matrix Pricing	Spreads	11,580	N/A	N/A
	Market Pricing	Quoted Prices	129,538	87-24,512	1,579
Total Assets			$ 141,118

The following table presents the carrying amounts and estimated fair value of the Company’s financial instruments as of December 31, 2012:

(In Thousands)
	Aggregate	Admitted				Not Practicable
Type of Financial Instrument	Fair Value	Assets	Level 1	Level 2	Level 3	(Carrying Value)

Cash, cash equivalents and
short-term investments	$ 19,006	$ 19,006	$ 19,006	$ -	$ -	$ -
Debt securities	1,403,014	1,297,803	56,581	1,328,157	18,276	-
Preferred stocks	16,973	16,000	-	2,878	14,095	-
Mortgages loans on real estate	101,406	97,328	-	-	101,406	-
Contract loans	1,855	1,716	-	-	1,855	-
Separate account assets	1,993,856	1,993,856	1,384,903	522,023	86,930	-

Contractholder deposit funds and other policyholder liabilities	(12,837)	(12,837)	-	-	(12,837)	-
Separate account liabilities	(4,621)	(4,621)	-	-	(4,621)	-

The methods and assumptions that the Company uses in determining the estimated fair value of its financial instruments are summarized below:

Cash, cash equivalents and short-term investments - The carrying value for cash, cash equivalents and short-term investments approximates fair value due to the short-term nature and liquidity of the balances.

Debt securities - The Company determines the fair value of its publicly-traded fixed maturity securities using three primary pricing methods: third-party pricing services, non-binding broker quotes and pricing models.  Prices are first sought from third-party pricing services with the remaining unpriced securities priced using one of the other two methods.  Third-party pricing services derive the security prices through recently reported trades for identical or similar securities with adjustments for trading volumes and market observable information through the reporting date.  In the event that there are no recent market trades, pricing services and brokers may use pricing models to develop a security price based on future expected cash flows discounted at an estimated market rate using collateral performance and vintages.  The Company generally does not adjust quotes or prices obtained from brokers or pricing services.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

11.	FAIR VALUE OF FINANCIAL INSTRUMENTS (CONTINUED)

Structured securities, such as ABS, RMBS and CMBS, are priced using third-party pricing services, a fair value model, or independent broker quotations.  Typical inputs used by these three pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids and/or estimated cash flows and prepayment speeds.

In addition, estimates of expected future prepayments are factors in determining the price of ABS, RMBS and CMBS.  These estimates are based on the underlying collateral and structure of the security, as well as prepayment speeds previously experienced in the market at interest rate levels projected for the underlying collateral.  Actual prepayment experience may vary from these estimates.

For privately-placed fixed maturity securities, fair values are estimated using model prices or broker quotes.  A portion of privately-placed fixed maturity securities (typically SEC Rule 144A securities) are priced using market prices.  Also, a small subset of privately-placed fixed maturity securities are priced using matrix applications which take into account credit spreads for a variety of public and private securities of similar credit risk, maturity, prepayment and liquidity characteristics.

The Company’s ability to liquidate positions in privately-placed fixed securities and mortgages could be impacted to a significant degree by the lack of an actively-traded market.  Although the Company believes that its estimates reasonably reflect the fair value of those instruments, its key assumptions about risk-free interest rates, risk premiums, performance of underlying collateral (if any) and other factors may not reflect those of an active market.

Common and Preferred Stocks - The fair value of the Company’s equity securities is first based on quoted market prices.  Similar to fixed-maturity securities, the Company uses pricing services and broker quotes to price the equity securities for which the quoted market price is not available.

Mortgage loans - The fair values of mortgage loans are estimated by discounting future cash flows using current rates at which similar loans would be made to borrowers with similar credit ratings and for the same remaining maturities.

Contract loans - The fair value of policy loans is determined by estimating future policy loan cash flows and discounting the cash flows at a current market interest rate.

Separate Accounts – The estimated fair values of assets and liabilities are valued with the same methodology described above.  The difference between Separate Account assets and liabilities reflected above and the total recognized in the Statements of Admitted Assets, Liabilities and Capital and Surplus represents amounts that are considered non-financial instruments.

Contractholder deposit funds - The fair values of the Company’s general account liabilities under investment-type contracts (insurance and annuity contracts that do not involve mortality or morbidity risks) are estimated using discounted cash flow analyses or surrender values.  Those contracts that are deemed to have short-term guarantees have a carrying amount equal to the estimated fair value.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

12.	LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES

Activity in the liability for unpaid claims and claim adjustment expenses, included with aggregate reserves for life contracts and aggregate reserves for accident and health contracts, related to the stop loss, group life and group disability products is summarized below:

	Years Ended December 31,
(In Thousands)	2013	2012	2011

Balance at January 1	$103,017	$96,116	$92,945
Less reinsurance recoverable	(11,043)	(8,563)	(8,622)
Net balance at January 1	91,974	87,553	84,323
Incurred losses related to:
Current year	32,365	75,778	78,164
Prior years	(79,120)	(117)	(5,454)
Total incurred	(46,755)	75,661	72,710
Paid losses related to:
Current year	(32,365)	(42,630)	(46,861)
Prior years	(12,854)	(28,610)	(22,618)
Total paid	(45,219)	(71,240)	(69,479)

Balance at December 31	102,123	103,017	96,116
Less reinsurance recoverable	(102,123)	(11,043)	(8,563)
Net balance at December 31	$-	$91,974	$87,553

The incurred losses and loss adjustment expenses relating to insured events in prior years were a result of reassessment of the estimates of the settlement costs on certain claims outstanding.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

13.	FEDERAL INCOME TAXES

The application of SSAP No. 101 requires a company to evaluate the recoverability of DTAs and to establish a valuation allowance, if necessary, to reduce the DTAs to an amount which is more likely than not to be realized.  Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance.  Although the realization is not assured, management believes it is more likely than not that the DTAs will be realized.  Therefore, the Company has not recorded a valuation allowance as of December 31, 2012 and December 31, 2013.

The following table provides the components of the Company’s net DTA and DTLs as of December 31, 2013 and 2012.

(In Thousands)	December 31, 2013			December 31, 2012			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Gross Deferred Tax Assets	$ 58,300	$ 698	$ 58,998	$ 64,586	$ 287	$ 64,873	$ (6,286)	$ 411	$(5,875)
Statutory Valuation Allowance Adjustments	-	-	-	-	-	-	-	-	-
Adjusted Gross Deferred Tax Assets	58,300	698	58,998	64,586	287	64,873	(6,286)	411	(5,875)
Deferred Tax Assets Nonadmitted	3,708	698	4,406	10,637	287	10,924	(6,929)	411	(6,518)
Subtotal Net Admitted Deferred Tax Assets	54,592	-	54,592	53,949	-	53,949	643	-	643
Deferred Tax Liabilities	3,098	-	3,098	8,484	-	8,484	(5,386)	-	(5,386)
Net Admitted Deferred Tax Assets /(Net Deferred Tax Liabilities)	$ 51,494	$ -	$ 51,494	$ 45,465	$ -	$ 45,465	$ 6,029	$ -	$ 6,029

The following table provides component amounts of the Company's net admitted DTAs calculation by tax character.

(In Thousands)	December 31, 2013			December 31, 2012			Change
Description	Ordinary	Capital	Total	Ordinary	Capital	Total	Ordinary	Capital	Total
Admission Calculation Components SSAP No. 101

(a) Admitted Pursuant to 11.a.	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
(b) Admitted Pursuant to 11.b. (lesser of 11.b.i. or 11.b.ii.)	51,494	-	51,494	45,465	-	45,465	6,029	-	6,029
(c) 11.b.i	-	-	51,494	-	-	45,465	-	-	6,029
(d) 11.b.ii	-	-	51,494	-	-	45,465	-	-	6,029
(e) Admitted Pursuant to 11.c.	3,098	-	3,098	8,484	-	8,484	(5,386)	-	(5,386)
(f) Total admitted under 11.a. - 11.c.	54,592	-	54,592	53,949	-	53,949	643	-	643
(g) Deferred Tax Liabilities	3,098	-	3,098	8,484	-	8,484	(5,386)	-	(5,386)
Net admitted Deferred Tax Asset / Deferred Tax Liability	$ 51,494	$ -	$ 51,494	$ 45,465	$ -	$45,465	$ 6,029	$ -	$6,029

	2013	2012
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	1771%	953%

Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation Above	$ 348,454,743	$ 303,100,849

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

13.	FEDERAL INCOME TAXES (CONTINUED)

The following table provides the impact of tax planning strategies, if used in the Company’s SSAP No. 101 calculation, on adjusted gross and net admitted DTAs.

	December 31, 2013		December 31, 2012		Change
(In Thousands)
Description	Ordinary	Capital	Ordinary	Capital	Ordinary	Capital
Impact of Tax Planning Strategies

Determination of Adjusted Gross
DTAs and Net Admitted DTAs, by
Tax Character as a Percentage.

Adjusted Gross DTAs	$ 58,300	$ 698	$ 64,586	$ 287	$ (6,286)	$ 411

Percentage of Adjusted Gross DTAs by Tax Character Attributable to the Impact of Tax Planning Strategies	46.79%	0.00%	33.13%	0.00%	13.66%	0.00%

Net Admitted Adjusted Gross DTAs	$ 54,592	$ -	$ 53,949	$ -	$ 643	$ -

Percentage of Net Admitted Adjusted
Gross DTAs by Tax Character
Because of the Impact of Tax Planning Strategies	49.39%	0.00%	39.84%	0.00%	9.55%	0.00%

The Company’s tax planning strategies include the use of reinsurance-related tax planning strategies.

The Company has no temporary differences for which a DTL has not been established.

Current income taxes incurred consist of the following major components for the years ended December 31, 2013, 2012 and 2011:

(In Thousands)	December 31, 2013	December 31, 2012	December 31, 2011
Current Income Tax

Federal tax expense on operations	$ 295	$ 15,410	$ 1,509
Federal income tax on net capital gains	6,864	839	2,895
Utilization of capital loss carry-forwards	-	-	(3,245)
Prior Period Adjustment	-	(1,574)	-
Current income tax expense	$ 7,159	$ 14,675	$ 1,159

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

13.	FEDERAL INCOME TAXES (CONTINUED)

The main components of DTAs and DTLs as of December 31, 2013 and 2012 are as follows:

(In Thousands)	December 31, 2013	December 31, 2012	Change
Deferred Tax Assets:

Ordinary:
Policyholder reserves	$ 44,255	$ 43,250	$ 1,005
Investments	1	-	1
Deferred acquisition costs	4,398	8,266	(3,868)
Net operating loss carry-forward	5,459	-	5,459
Other (including items <5% of total ordinary tax assets)	4,187	13,070	(8,883)
Subtotal	$ 58,300	$ 64,586	$ (6,286)

Statutory valuation allowance adjustment	-	-	-

Nonadmitted	3,708	10,637	(6,929)
Admitted ordinary Deferred Tax Assets	$ 54,592	$ 53,949	$ 643

Capital:
Investments	$ 698	$ 287	$ 411
Net capital loss carry-forward	-	-	-
Subtotal	$ 698	$ 287	$ 411
Statutory valuation allowance adjustment	-	-	-

Nonadmitted	698	287	411
Admitted capital Deferred Tax Assets	$ -	$ -	$ -
Admitted Deferred Tax Assets	$ 54,592	$ 53,949	$ 643

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

13.	FEDERAL INCOME TAXES (CONTINUED)

(In Thousands)	December 31, 2013	December 31, 2012	Change
Deferred Tax Liabilities:
Ordinary
Investments	$ 228	$ 4,033	$ (3,805)
Policyholder reserves	2,870	3,348	(478)
Other (including items <5% of total ordinary tax liabilities)	-	1,103	(1,103)
Subtotal	$ 3,098	$ 8,484	$ (5,386)
Capital:
Investments	$ -	$ -	$ -
Subtotal	$ -	$ -	$ -
Deferred Tax Liabilities:	$ 3,098	$ 8,484	$ (5,386)
Net admitted Deferred Tax Assets / Deferred Tax Liabilities	$ 51,494	$ 45,465	$ 6,029
The change in net deferred income taxes is comprised of the following:

(In Thousands)
Description	December 31, 2013	December 31, 2012	Change
Total Deferred Tax Assets	$ 58,998	$ 64,873	$ (5,875)
Total Deferred Tax Liabilities	3,098	8,484	(5,386)
Net Deferred Tax Assets	$ 55,900	$ 56,389	$ (489)
Tax effect of unrealized (gains)/losses			(383)
Change in net deferred income tax			$ (106)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

13.	FEDERAL INCOME TAXES (CONTINUED)

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate of 35% to income before federal income taxes.  The significant items causing this difference at December 31, 2013, 2012 and 2011 were as follows:

(In Thousands)	December 31, 2013			December 31, 2012			December 31, 2011
Description	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate	Amount	Tax Effect @ 35%	Effective Tax Rate
Income before taxes	$ 21,187	$ 7,415	18.8%	$49,687	$ 17,390	30.0%	$ 3,622	$ 1,268	9.6%
Pre-tax capital gains - Pre IMR		6,414	16.2%		2,899	5.0%		3,347	25.4%
Dividends Received Deduction		(937)	-2.4%		(767)	-1.3%		(702)	-5.3%
Non-deductible expenses		11	0.0%		12	0.0%		13	0.1%
Change in tax contingency reserves		(2)	0.0%		-	0.0%		-	0.0%
Amortization of IMR		(5,471)	-13.8%		(585)	-1.0%		(770)	-5.8%
Change in Non-admitted Assets		204	0.5%		77	0.1%		478	3.6%
Prior year over/under accrual		(388)	-1.0%		(66)	-0.1%		(614)	-4.7%
Tax Credits		-	0.0%		-	0.0%		(232)	-1.8%
Prior Period Adjustment booked to Surplus		-	0.0%		(1,574)	-2.7%		-	0.0%
Prior year DTA adjustment		(4,019)	-10.2%		-	0.0%		-	0.0%
Reinsurance gain		3,341	8.5%		-	0.0%		-	0.0%
Miscellaneous		697	1.8%		12	0.0%		8	0.1%
Total statutory income taxes		$ 7,265	18.4%		$ 17,398	30.0%		$ 2,796	21.2%

Federal and foreign income taxes incurred		$ 7,159	18.1%		$ 14,675	25.3%		$ 1,159	8.8%
Change in net deferred income taxes		106	0.3%		2,723	4.7%		1,637	12.4%
Total statutory income taxes		$ 7,265	18.4%		$ 17,398	30.0%		$ 2,796	21.2%

At December 31, 2013, the Company had $15.6 million of net operating loss carryforwards, which will begin to expire, if not utilized in 2028.  At December 31, 2013, the Company had no capital loss carryforwards.  At December 31, 2013 the Company has $0.6 million of foreign tax credit carryforwards, which will begin to expire, if not utilized, in 2019, and $1.3 million of minimum tax credit carryforwards, which will not expire.

At December 31, 2013, the following are income tax expenses incurred in current year that will be available for recoupment in the event of future net losses (gains) (in thousands):

Year	Amount
2013	$ 498

The Company has no deposits admitted under section 6603 of the Internal Revenue Code.

At December 31, 2013 and 2012 the Company had no tax contingency liabilities for unrecognized tax benefits (“UTBs”).

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

13.	FEDERAL INCOME TAXES (CONTINUED)

Tax years prior to 2003 are closed to examination and audit adjustments under the applicable statute of limitations.  The Company is subject to ongoing examinations for subsequent tax years as a member of the Former Parent’s consolidated federal income tax returns.  Tax years 2007, 2008 and 2009 for the consolidated return are in the initial stages of the appeals process.  The 2003 through 2006 tax years for the consolidated return are still in the appeals process with the Internal Revenue Service, (the “IRS”).  Although the Company remains jointly and severally liable for consolidated tax liabilities, the Company is held harmless by the Former Parent in accordance with the Sale Transaction agreement and believes that the possibility of a tax liability for the pre-sale tax years is remote.  Additionally, the Company does not believe it has any uncertain tax positions for its federal income tax return that would be material to its financial condition, results of income, or cash flows.  Therefore, the Company did not record a liability for UTBs at December 31, 2013.  As of December 31, 2013, there were no uncertain tax positions for which management believes it is reasonably possible that the total amounts of tax contingencies will significantly increase within 12 months of the reporting date.

The Company will file a consolidated federal income tax return for the stub period January 1, 2013 to July 31, 2013 with the following affiliates and former affiliates:

Sun Life Assurance Company of Canada - U.S. Operations Holdings, Inc.	Sun Life Financial (U.S.) Services Company, Inc.
Sun Life Financial (U.S.) Holdings, Inc.	Sun Life Financial (U.S.) Reinsurance Company
Sun Life Financial (Japan), Inc.	Massachusetts Financial Services Company
Sun Life Financial (U.S.) Finance, Inc.	MFS Investment Management K.K.
Sun Canada Financial Co.	MFS Fund Distributors, Inc.
Sun Life Financial Distributors, Inc.	MFS Service Center, Inc.
Clarendon Insurance Agency, Inc.	MFS Institutional Advisors, Inc.
Sun Life of Canada (U.S.) Holdings, Inc.	MFS Heritage Trust Company
Sun Life of Canada (U.S.) Financial Services Holdings, Inc.	California Benefits Dental Plan
Sun Life Assurance Company of Canada (U.S.)	Sun Life Administrators (U.S.), Inc.
Independence Life and Annuity Company	Dental Holdings, Inc.

As a result of the Sale Transaction described in Note 1, the Company exited the consolidated group mentioned above as of August 2, 2013.  The Company will file a separate consolidated federal income tax return for the period August 1, 2013 to December 31, 2013 with its parent, Sun Life (U.S.), and will continue to do so in future tax years under Internal Revenue Code Section 1504 (c)(1).

The method of allocation of the total consolidated federal income tax among the members of the consolidated tax group is subject to written agreements, approved by the Board of Directors.  Under these agreements, income tax amounts are allocated based upon the separately calculated liability of each consolidated member of the group with credit provided for losses that were utilized by other group members.  Following the Sale Transaction, the Company exited the Former Parent’s consolidated federal income tax return and is no longer a party to the tax allocation agreement with its former affiliates.  Final tax settlements were agreed to with the Former Parent and no future tax allocations are expected to occur with the Former Parent.

For periods after the Sale Transaction, a formal tax allocation agreement has not yet been implemented, but the methodology remains the same except that the members of the group have changed.  Allocation is based upon separate return calculations with current credit (benefit) given for losses and tax attributes that are utilized by the consolidated group.  Intercompany tax balances are settled on a quarterly basis and a final true up is made after the filing of the federal income tax return, as prescribed by the terms of the agreement.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

14.	CAPITAL STOCK AND SURPLUS AND DIVIDEND RESTRICTIONS

As of December 31, 2013 and 2012, the Company had 6,001 shares issued and outstanding with a par value of $350 per share.

The Company’s ability to pay dividends is subject to certain statutory restrictions. The State of New York has enacted laws governing the payment of dividends to stockholders by domestic insurers. New York law permits a domestic stock life insurance company to distribute a dividend to its shareholders without prior notice to the New York State Department of Financial Services where the aggregate amount of such dividends in any calendar year does not exceed the lesser of: (i) 10% of its surplus to policyholders as of the immediately preceding calendar year; or (ii) its net gain from operations for the immediately preceding calendar year, not including realized capital gains.  For a period of five years following the change in control of the Company effective August 1, 2013, any dividend requires the prior approval of the New York State Department of Financial Services.

No dividends were declared or paid to the Company’s Parent during 2013, 2012 or 2011.

15.	RISK-BASED CAPITAL

Life and health insurance companies are subject to certain RBC requirements as specified by the NAIC.  The RBC requirements provide a method for measuring the minimum acceptable amount of adjusted capital that a life insurer should have, as determined under statutory accounting principles, taking into account the risk characteristics of its investments and products.  The Company has met the minimum RBC requirements at December 31, 2013 and 2012.

16.	COMMITMENTS AND CONTINGENT LIABILITIES

Regulatory and industry developments

Under the insurance guaranty fund laws of New York, insurers licensed to do business in the State of New York can be assessed by the state insurance guaranty association for certain obligations of insolvent insurance companies to policyholders and claimants.  The insurance guaranty laws of New York provide, however, that an assessment may be excused or deferred if it would threaten an insurer’s solvency and further provide annual limits on such assessments.  Part of the assessments paid by the Company pursuant to these laws may be used as credits for a portion of the associated premium taxes.

The liquidation of Executive Life of New York, along with other insolvencies reported by National Organization of Life and Health Insurance Guaranty Associations will result in retrospective premium-based guaranty fund assessments against the Company.  Based on the best information available, the Company has

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

16.	COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

recorded an accrued liability of $4.9 million for guaranty fund assessments as of December 31, 2013.  The Company does not know the period over which the guaranty fund assessments are expected to be paid.

The Company has not established any asset for premium tax credits or policy surcharges as their recoveries are not estimable.

Litigation, Income Taxes and Other Matters

In Revenue Ruling 2007-61, issued on September 25, 2007, the IRS announced its intention to issue regulations with respect to certain computational aspects of the DRD on separate account assets held in connection with variable annuity contracts.  Revenue Ruling 2007-61 suspended Revenue Ruling 2007-54, issued on August 16, 2007, that purported to change accepted industry and IRS interpretations of the statutes governing computational questions impacting the DRD.  On May 30, 2010, the IRS issued an Industry Director Directive which makes it clear that IRS interpretations prior to Revenue Ruling 2007-54 should be followed until new regulations are issued.  New DRD regulations that the IRS proposes for issuance on this matter will be subject to public comment, at which time the insurance industry and other interested parties will have the opportunity to raise comments and questions about the content, scope, and application of new regulations.  This issue was included in the 2012-2013 Priority Guidance Plan, issued November 19, 2012, as one of the projects the IRS intends to work on in 2013.  The IRS did not reach any conclusion in 2013 and therefore included the issue again in the 2013-2014 Priority Guidance Plan issued on January 29, 2014.  The timing, substance, and effective date of the new regulations are unknown, but they could result in the elimination of some or all of the separate account DRD tax benefit that the Company ultimately receives.  For the years ended December 31, 2013, 2012 and 2011, the Company’s financial statements reflect benefits of $1.4 million, $1.0 million and $0.8 million, respectively, related to the separate account DRD.

The Company is not aware of any contingent liabilities arising from litigation or other matters that could have a material effect upon the financial position, results of operations or cash flows of the Company.

Indemnities

In the normal course of its business, the Company has entered into agreements that include indemnities in favor of third parties, such as contracts with advisors and consultants, outsourcing agreements, underwriting and agency agreements, information technology agreements, distribution agreements, and service agreements.  The Company has also agreed to indemnify its directors, officers and employees in accordance with the Company’s by-laws.  The Company believes any potential liability under these agreements is neither probable nor estimable.  Therefore, the Company has not recorded any associated liability.

Under the Stock Purchase Agreement (“SPA”) among SLF and its affiliates and Delaware Life Holdings, LLC, SLF is required to indemnify Delaware Life Holdings, LLC, the acquired companies, including the Company, and their respective affiliates from and against (i) breach by SLF of customary representations, warranties and covenants of SLF set forth in the SPA and (ii) other specified matters, including losses arising from pending or threatened litigation as of the signing or closing of the Sale Transaction (August 2, 2013), certain excluded assets that were transferred from the acquired companies to SLF and its affiliates at or prior to closing of the Sale Transaction, including the group insurance business previously conducted by the Company, certain environmental liability and certain liabilities arising under unclaimed property law.

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

16.	COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

Pledged or Restricted Assets

The following assets were restricted at December 31, 2013 and reported in the current financial statements:

•	Certain bonds were on deposit with governmental authorities as required by law
•	Certain cash deposits were held in a mortgage escrow account (see "Other restricted assets" below)

The following are restricted assets (including pledged assets):

	Gross Restricted

(In Thousands)
	Current Year								Percentage
Restricted Asset Category	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity		Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
					Total

Subject to contractual obligation for which liability is not shown	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -	0%	0%

Collateral held under security lending agreements	-	-	-	-	-	-	-	-	0%	0%

Subject to repurchase agreements	-	-	-	-	-	-	-	-	0%	0%

Subject to reverse repurchase agreements	-	-	-	-	-	-	-	-	0%	0%

Subject to dollar repurchase agreements	-	-	-	-	-	-	-	-	0%	0%

Subject to dollar reverse repurchase agreements	-	-	-	-	-	-	-	-	0%	0%

Placed under option contracts	-	-	-	-	-	-	-	-	0%	0%

Letter stock or securities restricted as to sale	-	-	-	-	-	-	-	-	0%	0%

On deposit with states	407	-	-	-	407	407	-	407	0%	0%

On deposit with other regulatory bodies	-	-	-	-	-	-	-	-	0%	0%

Pledged as collateral not captured in other categories	-	-	-	-	-	-	-	-	0%	0%

Other restricted assets	601	-	-	-	601	-	601	601	0%	0%

Total Restricted Assets	$ 1,008	$ -	$ -	$ -	$1,008	$ 407	$ 601	$ 1,008	0%	0%

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK

(A Wholly-Owned Subsidiary of Sun Life Assurance Company of Canada (U.S.))

Notes to STATUTORY FINANCIAL STATEMENTS
AS OF DECEMBER 31, 2013 AND 2012 AND FOR THE YEARS ENDED DECEMBER 31, 2013, 2012 AND 2011

16. COMMITMENTS AND CONTINGENT LIABILITIES (CONTINUED)

The following are other restricted assets pledged as collateral in other categories (contracts that share similar characteristics, such as reinsurance and derivatives, are reported in the aggregate).

	Gross Restricted
(In Thousands)
	Current Year								Percentage
Description of Assets	Total General Account (G/A)	G/A Supporting S/A Activity	Total Separate Account (S/A) Restricted Assets	S/A Assets Supporting G/A Activity		Total From Prior Year	Increase/ (Decrease)	Total Current Year Admitted Restricted	Gross Restricted Total Assets	Admitted Restricted to Total Admitted Assets
					Total

Mortgage escrow	$ 601	$ -	$ -	$ -	$ 601	$ -	$ 601	$ 601	0%	0%

Total	$ 601	$ -	$ -	$ -	$ 601	$ -	$ 601	$ 601	0%	0%

Lease commitments

From January 1, 2011 to July 31, 2013, the Company incurred allocated rental expenses for various facilities and equipment under non-cancelable operating leases through its former affiliate, SLOC.  Allocated rental expenses for the year ended December 31, 2013 was $0.6 million, and $1.3 million for each of the years ended 2012 and 2011.

The above mentioned allocation of rental expenses ceased as part of the Sale Transaction described in Note 1.  Effective February 14, 2014, the Company entered into a new month-to-month lease agreement for its office in New York, New York.  The monthly rental expense is approximately $3,000.

At January 1, 2014, there are no lease terms in excess of one year.

17.	PREMIUM AND ANNUITY CONSIDERATONS DEFERRED AND UNCOLLECTED

The Company had gross deferred and uncollected group life insurance premiums and individual life insurance premiums of $0.1 million and $3.3 million, respectively as of December 31, 2013 and 2012.  The Company had net deferred and uncollected group life insurance premiums and individual life insurance premiums of $0.1 million and $3.2 million as of December 31, 2013 and 2012, respectively.

18.	SUBSEQUENT EVENTS

Subsequent events were evaluated through the issuance of the audited statutory financial statements, which were issued on April 29, 2014.  No events were identified subsequent to the filing of the Company’s Annual Statement on February 28, 2014.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Sun Life Insurance and Annuity Company of New York and the Participants of Sun Life Insurance and Annuity Company of New York Variable Account D:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Alger Mid Cap Growth Portfolio I-2 Sub-Account, AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account, American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account, American Funds Insurance Series Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account, American Funds Insurance Series International Fund Class 2 Sub-Account, BlackRock Global Allocation V.I. Fund (Class III) Sub-Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account, Delaware VIP Smid Cap Growth Series Standard Class Sub-Account, Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account, DWS Small Mid Cap Value VIP Class A Sub-Account, DWS Small Cap Index VIP - Class B Sub-Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account, Fidelity VIP Growth Portfolio (Service Class) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, Fidelity VIP Money Market Portfolio (Service Class) Sub-Account, Fidelity VIP Overseas Portfolio (Service Class) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Goldman Sachs VIT Mid Cap Value Fund I Sub-Account, Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account, Invesco V.I. International Growth Fund I Sub-Account, Invesco V.I. Comstock Fund Series II Sub-Account, Invesco V.I. Growth and Income Fund Series I Sub-Account, M Large Cap Value Fund Sub-Account, M Capital Appreciation Fund Sub-Account, M International Equity Fund Sub-Account, M Large Cap Growth Fund Sub-Account, MFS VIT I Growth Series Initial Class Sub-Account, MFS VIT I Mid Cap Growth Series Initial Class Sub-Account, MFS VIT I New Discovery Series Initial Class Sub-Account, MFS VIT I Research Bond Series Initial Class Sub-Account, MFS VIT I Research Series Initial Class Sub-Account, MFS VIT I Value Series Initial Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio Initial Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Money Market Portfolio Initial Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account,  MFS VIT Total Return Series Service Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account, MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account, MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account, MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account, MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account, MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account, MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account, MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Global Fund/VA (Service Shares) Sub-Account, PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Global Multi- Asset Portfolio Admin. Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, and T. Rowe Price Blue Chip Growth Portfolio Sub-Account at December 31, 2013, and the results of each of their operations, and the changes in each of their net assets for the year then ended, in conformity with accounting principles generally accepted in the United States of America.  These financial statements are the responsibility of the Sun Life Insurance and Annuity Company of New York’s management; our responsibility is to express an opinion on these financial statements based on our audit.  We conducted our audit of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.  We believe that our audit, which included confirmation of securities at December 31, 2013 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

April 29, 2014
Hartford CT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Participants of Sun Life (N.Y.) Variable Account D and the Board of Directors of Sun Life Insurance and Annuity Company of New York (the “Sponsor”):

We have audited the accompanying statements of assets and liabilities of Alger Mid Cap Growth Portfolio I-2 Sub-Account, AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account, American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Fund Class 2 Sub-Account, American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account, American Funds Insurance Series Growth Income Fund Class 2 Sub-Account, American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account, American Funds Insurance Series International Fund Class 2 Sub-Account, BlackRock Global Allocation V.I. Fund (Class III) Sub-Account, Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account, Delaware VIP Smid Cap Growth Series Standard Class Sub-Account, Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account, DWS Dreman Small Mid Cap Value VIP - Class A Sub-Account, DWS Small Cap Index VIP - Class B Sub-Account, Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account, Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account, Fidelity VIP Growth Portfolio (Service Class) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account, Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account, Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account, Fidelity VIP Money Market Portfolio (Service Class) Sub-Account, Fidelity VIP Overseas Portfolio (Service Class) Sub-Account, First Eagle Overseas Variable Fund Sub-Account, Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account, Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account, Goldman Sachs VIT Mid Cap Value Fund I Sub-Account, Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account, Invesco V.I. International Growth Fund I Sub-Account, Invesco Van Kampen V.I. Comstock Fund Series II Sub-Account, Invesco Van Kampen V.I. Growth and Income Fund I Sub-Account, M Business Opportunity Value Fund Sub-Account, M Capital Appreciation Fund Sub-Account, M International Equity Fund Sub-Account, M Large Cap Growth Fund Sub-Account, MFS VIT I Growth Series Initial Class Sub-Account, MFS VIT I Mid Cap Growth Series Initial Class Sub-Account, MFS VIT I New Discovery Series Initial Class Sub-Account, MFS VIT I Research Bond Series Initial Class Sub-Account, MFS VIT I Research Series Initial Class Sub-Account, MFS VIT I Value Series Initial Class Sub-Account, MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account, MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account, MFS VIT II Government Securities Portfolio I Class Sub-Account, MFS VIT II Government Securities Portfolio S Class Sub-Account, MFS VIT II High Yield Portfolio Initial Class Sub-Account, MFS VIT II International Growth Portfolio S Class Sub-Account, MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account, MFS VIT II Money Market Portfolio Initial Class Sub-Account, MFS VIT II New Discovery Portfolio I Class Sub-Account, MFS VIT II Research International Portfolio S Class Sub-Account, MFS VIT II Total Return Portfolio I Class Sub-Account, MFS VIT II Total Return Portfolio S Class Sub-Account, MFS VIT II Utilities Portfolio I Class Sub-Account, MFS VIT II Utilities Portfolio S Class Sub-Account, MFS VIT II Value Portfolio I Class Sub-Account, MFS VIT II Value Portfolio S Class Sub-Account, MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account, MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account, MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account, MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account, MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account, MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account, MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account, MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account, Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account, Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account, Oppenheimer Global Securities Fund/VA (Service Shares) Sub-Account, PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account, PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account, PIMCO VIT Global Multi- Asset Portfolio Admin. Class Sub-Account, PIMCO VIT Real Return Portfolio Admin Class Sub-Account, PIMCO VIT Total Return Portfolio Admin Class Sub-Account, SC BlackRock International Index Fund (Initial Class) Sub-Account , SC Davis Venture Value Fund (Initial Class) Sub-Account, SC Invesco Small Cap Growth Initial Class Sub-Account , SC Lord Abbett Growth & Income Fund (Initial Class) Sub-Account, SC PIMCO High Yield Fund (Initial Class) Sub-Account, SC PIMCO Total Return (Initial Class) Sub-Account, SC WMC Blue Chip Mid Cap Fund (Initial Class) Sub-Account, SC WMC Large Cap Growth Fund (Initial Class) Sub-Account, Sun Capital Investment Grade Bond Fund (Initial Class) Sub-Account, Sun Capital Money Market Fund (Initial Class) Sub-Account, and T. Rowe Price Blue Chip Growth Portfolio Sub-Account of Sun Life (N.Y.) Variable Account D (collectively the "Sub-Accounts"), as of December 31, 2012, and the related statements of operations and the statements of changes in net assets for each of the periods presented.

These financial statements are the responsibility of the Sponsor’s management.  Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.  The Sub-Accounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.  Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Sub-Accounts’ internal control over financial reporting.  Accordingly, we express no such opinion.  An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  Our procedures included confirmation of securities owned as of December 31, 2012, by correspondence with the mutual fund companies.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Sub-Accounts as of December 31, 2012, and the results of their operations and the changes in their net assets for each of the periods presented in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

Boston, Massachusetts
April 24, 2013

SUN LIFE (N.Y.) VARIABLE ACCOUNT D (A Separate Account of Sun Life Insurance and Annuity Company of New York) STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2013
Assets:	Shares	Cost	Value
Investments at fair value:
Alger Mid Cap Growth Portfolio I-2 Sub-Account (AL4)	3,713	$ 59,980	$ 68,142
AllianceBernstein VPS Growth and Income Portfolio (Class B) Sub-Account (AN3)	2,144	35,177	58,938
American Funds Insurance Series Blue Chip Income Growth Fund Class 2 Sub-Account (308)	4,585	50,750	59,694
American Funds Insurance Series Global Growth Fund Class 2 Sub-Account (304)	982	22,261	29,394
American Funds Insurance Series Global Growth Income Fund Class 2 Sub-Account (307)	2,633	28,355	32,938
American Funds Insurance Series Global Small Capitalization Fund Class 2 Sub-Account (306)	825	17,657	20,839
American Funds Insurance Series Growth Income Fund Class 2 Sub-Account (302)	1,579	57,324	79,601
American Funds Insurance Series High Income Bond Fund Class 2 Sub-Account (305)	3,942	43,822	43,322
BlackRock Global Allocation V.I. Fund (Class III) Sub-Account (9XX)	13,085	188,789	203,871
Columbia Variable Portfolio - Marsico 21st Century Fund Class 2 Sub-Account (MCC)	646	7,833	10,701
Delaware VIP Smid Cap Growth Series Standard Class Sub-Account (DGO)	880	18,870	28,509
Dreyfus IP MidCap Stock Portfolio (Initial Shares) Sub-Account (DMC)	4,503	52,251	93,976
DWS Small Cap Index VIP - Class B Sub-Account (SSC)	1,490	14,785	26,347
DWS Small Mid Cap Value VIP Class A Sub-Account (SCV)	2,764	31,604	47,207
Fidelity VIP Balanced Portfolio (Service Class 2) Sub-Account (FVB)	12,235	196,914	213,746
Fidelity VIP Contrafund Portfolio (Service Class 2) Sub-Account (FL1)	4,026	104,180	135,972
Fidelity VIP Contrafund Portfolio (Service Class) Sub-Account (FL6)	4,565	110,690	156,300
Fidelity VIP Growth Portfolio (Service Class) Sub-Account (FL8)	890	30,076	50,720
Fidelity VIP Index 500 Portfolio (Service Class 2) Sub-Account (FIS)	5,766	812,187	1,064,230
Fidelity VIP Index 500 Portfolio (Service Class) Sub-Account (FL4)	777	94,887	144,332
Fidelity VIP Mid Cap Portfolio (Service Class 2) Sub-Account (FVM)	7,592	242,929	270,281
Fidelity VIP Money Market Portfolio (Service Class) Sub-Account (FL5)	52,266	52,266	52,266
Fidelity VIP Overseas Portfolio (Service Class) Sub-Account (FL7)	13,486	213,410	277,274
First Eagle Overseas Variable Fund Sub-Account (SGI)	5,569	161,417	165,738
Franklin Templeton VIP Franklin Income Securities Fund (Class 2) Sub-Account (ISC)	5,582	85,525	89,696
Franklin Templeton VIP Franklin Small Cap Value Securities Fund (Class 2) Sub-Account (FVS)	2,057	39,363	49,515
Franklin Templeton VIP Franklin Strategic Income Securities Fund (Class 2) Sub-Account (SIC)	14,899	186,778	183,256
Franklin Templeton VIP Mutual Shares Securities Fund (Class 2) Sub-Account (FMS)	534	9,114	11,554
Franklin Templeton VIP Templeton Foreign Securities Fund (Class 2) Sub-Account (FTI)	17,851	260,319	307,749
Franklin Templeton VIP Templeton Growth Securities Fund (Class 2) Sub-Account (FTG)	782	8,229	11,906
Goldman Sachs VIT Mid Cap Value Fund I Sub-Account (GS8)	3	45	56
Goldman Sachs VIT Structured U.S. Equity Fund (I Shares) Sub-Account (GS3)	4,945	56,770	81,684
Invesco V.I. Comstock Fund Series II Sub-Account (VLC)	14	210	231
Invesco V.I. Growth and Income Fund Series I Sub-Account (VGI)	71	1,389	1,862
Invesco V.I. International Growth Fund I Sub-Account (AI4)	1,528	42,461	53,958
M Capital Appreciation Fund Sub-Account (MCA)	334	8,237	9,909
M International Equity Fund Sub-Account (MBI)	747	8,335	9,828
M Large Cap Growth Fund Sub-Account (MTC)	628	11,967	15,532
M Large Cap Value Fund Sub-Account (MBO)	1,016	11,552	13,985

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D (A Separate Account of Sun Life Insurance and Annuity Company of New York) STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2013
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
MFS VIT Total Return Series Service Class Sub-Account (GGE)	1,022	$ 22,334	$ 23,620
MFS VIT I Growth Series Initial Class Sub-Account (FFL)	920	27,198	35,956
MFS VIT I Mid Cap Growth Series Initial Class Sub-Account (FFJ)	13,870	91,199	124,834
MFS VIT I New Discovery Series Initial Class Sub-Account (FFS)	19	318	409
MFS VIT I Research Bond Series Initial Class Sub-Account (FFQ)	24,051	322,990	315,792
MFS VIT I Research Series Initial Class Sub-Account (FFM)	1,957	42,807	56,233
MFS VIT I Value Series Initial Class Sub-Account (FFO)	5,925	99,741	114,234
MFS VIT II Blended Research Core Equity Portfolio I Class Sub-Account (MIT)	40	1,251	1,930
MFS VIT II Bond Portfolio S Class Sub-Account (MF7)	2,384	29,423	27,294
MFS VIT II Emerging Markets Equity Portfolio S Class Sub-Account (EM1)	11,855	170,444	169,408
MFS VIT II Government Securities Portfolio I Class Sub-Account (GSS)	2,305	30,894	29,341
MFS VIT II Government Securities Portfolio S Class Sub-Account (MFK)	1,038	13,785	13,105
MFS VIT II High Yield Portfolio Initial Class Sub-Account (HYS)	28,975	162,093	181,964
MFS VIT II International Growth Portfolio S Class Sub-Account (IG1)	768	9,599	11,265
MFS VIT II Massachusetts Investors Growth Stock Portfolio I Class Sub-Account (MIS)	6,371	100,029	110,278
MFS VIT II Money Market Portfolio Initial Class Sub-Account (MMS)	803,014	803,014	803,014
MFS VIT II New Discovery Portfolio I Class Sub-Account (NWD)	172	3,097	3,996
MFS VIT II Research International Portfolio S Class Sub-Account (RI1)	256	3,383	4,079
MFS VIT II Utilities Portfolio I Class Sub-Account (UTS)	183	3,986	4,822
MFS VIT II Utilities Portfolio S Class Sub-Account (MFE)	725	17,292	18,921
MFS VIT II Value Portfolio I Class Sub-Account (MVS)	8,438	111,395	143,862
MFS VIT II Value Portfolio S Class Sub-Account (MV1)	10,680	147,289	180,176
MFS VIT III Blended Research Small Cap Portfolio Initial Class Sub-Account (SCB)	14,193	183,422	258,877
MFS VIT III Conservative Allocation Portfolio Initial Class Sub-Account (111)	2,898	34,356	33,641
MFS VIT III Global Real Estate Portfolio Initial Class Sub-Account (SC3)	10,993	128,570	136,647
MFS VIT III Growth Allocation Portfolio Initial Class Sub-Account (113)	55,936	626,782	681,858
MFS VIT III Inflation Adjusted Bond Portfolio Initial Class Sub-Account (115)	3,923	41,681	39,382
MFS VIT III Limited Maturity Portfolio Initial Class Sub-Account (SDC)	30,919	317,520	319,087
MFS VIT III Mid Cap Value Portfolio Initial Class Sub-Account (SGC)	13,208	114,922	132,738
MFS VIT III Moderate Allocation Portfolio Initial Class Sub-Account (112)	149,745	1,839,447	1,949,682
MFS VIT III New Discovery Value Portfolio Initial Class Sub-Account (117)	659	6,245	7,989
Morgan Stanley UIF Mid Cap Growth Portfolio Class II Sub-Account (VKM)	173	1,879	2,462
Oppenheimer Capital Appreciation Fund/VA (Non-Service Shares) Sub-Account (OCF)	219	9,195	12,698
Oppenheimer Global Fund/VA (Service Shares) Sub-Account (OGG)	1,740	53,971	70,411

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D (A Separate Account of Sun Life Insurance and Annuity Company of New York) STATEMENT OF ASSETS AND LIABILITIES DECEMBER 31, 2013
Assets (continued):	Shares	Cost	Value
Investments at fair value (continued):
PIMCO VIT CommodityRealReturnTM Strategy Portfolio Admin Class Sub-Account (PCR)	17,258	$ 122,215	$ 103,201
PIMCO VIT Emerging Markets Bond Portfolio Admin Class Sub-Account (PMB)	27,377	367,205	367,941
PIMCO VIT Global Multi- Asset Portfolio Admin. Class Sub-Account (SBJ)	4,347	54,052	49,252
PIMCO VIT Real Return Portfolio Admin Class Sub-Account (PRR)	8,295	108,634	104,517
PIMCO VIT Total Return Portfolio Admin Class Sub-Account (PTR)	18,177	201,750	199,583
T. Rowe Price Blue Chip Growth Portfolio Sub-Account (TBC)	5,982	71,617	113,539
Total investments		9,875,732	11,133,097
Total assets		$ 9,875,732	$ 11,133,097
Liabilities:
Payable to Sponsor			$ -
Total liabilities			-
Net assets			$ 11,133,097

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2013

Total Units		Total Value
Net Assets: AL4	3,112	$ 68,142
AN3	3,306	58,938
308	3,200	59,694
304	1,444	29,394
307	1,743	32,938
306	1,091	20,839
302	4,099	79,601
305	2,512	43,322
9XX	12,972	203,871
MCC	950	10,701
DGO	854	28,509
DMC	3,912	93,976
SSC	759	26,347
SCV	1,774	47,207
FVB	11,237	213,746
FL1	7,888	135,972
FL6	6,044	156,300
FL8	3,355	50,720
FIS	62,425	1,064,230
FL4	8,185	144,332
FVM	14,893	270,281
FL5	4,196	52,266
FL7	15,416	277,274
SGI	10,332	165,738
ISC	5,464	89,696
FVS	2,767	49,515
SIC	12,231	183,256
FMS	837	11,554
FTI	10,530	307,749
FTG	450	11,906
GS8	2	56
GS3	4,810	81,684
VLC	13	231
VGI	85	1,862
AI4	2,352	53,958
MCA	585	9,909

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2013

Net Assets:	Total Units	Total Value

MBI	1,033	$9,828
MTC	1,079	15,532
MBO	1,036	13,985
GGE	2,194	23,620
FFL	2,593	35,956
FFJ	8,759	124,834
FFS	27	409
FFQ	31,878	315,792
FFM	4,117	56,233
FFO	8,132	114,234
MIT	103	1,930
MF7	1,820	27,294
EM1	12,904	169,408
GSS	1,660	29,341
MFK	1,092	13,105
HYS	8,167	181,964
IG1	649	11,265
MIS	7,104	110,278
MMS	80,301	803,014
NWD	178	3,996
RI1	316	4,079
UTS	167	4,822
MFE	1,113	18,921
MVS	6,232	143,862
MV1	11,008	180,176
SCB	12,127	258,877
111	2,234	33,641
SC3	8,537	136,647
113	36,740	681,858
115	3,072	39,382
SDC	28,110	319,087
SGC	7,729	132,738
112	114,763	1,949,682

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED) DECEMBER 31, 2013

Total Units		Total Value
Net Assets: 117	405	$7,989
VKM	100	2,462
OCF	689	12,698
OGG	4,111	70,411
PCR	12,232	103,201
PMB	18,067	367,941
SBJ	4,867	49,252
PRR	5,837	104,517
PTR	10,595	199,583
TBC	4,635	113,539
Total net assets		$11,133,097

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS

FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	AL4 Sub-Account	AN3 Sub-Account	308 Sub-Account
	$204 (1,061) -	$585 1,086 -	$1,041 284 -
Net realized gains (losses)	(1,061)	1,086	284
Net change in unrealized appreciation (depreciation)	19,106	13,587	8,876
Net realized and change in unrealized gains (losses)	18,045	14,673	9,160
Increase (decrease) in net assets from operations	$18,249	$15,258	$10,201

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	304 Sub-Account	307 Sub-Account	306 Sub-Account
	$318 158 -	$970 56 -	$112 121 -
Net realized gains (losses)	158	56	121
Net change in unrealized appreciation (depreciation)	5,545	4,474	2,597
Net realized and change in unrealized gains (losses)	5,703	4,530	2,718
Increase (decrease) in net assets from operations	$6,021	$5,500	$2,830

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	302 Sub-Account	305 Sub-Account	9XX Sub-Account
	$947	$2,733	$2,064
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	750	90	164
Realized gain distributions	-	-	8,139
Net realized gains (losses)	750	90	8,303
Net change in unrealized appreciation (depreciation)	17,442	(530)	12,970
Net realized and change in unrealized gains (losses)	18,192	(440)	21,273
Increase (decrease) in net assets from operations	$19,139	$2,293	$23,337

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	MCC Sub-Account	DGO Sub-Account	DMC Sub-Account
	$32 1,012 -	$6 250 1,325	$1,136 1,922 -
Net realized gains (losses)	1,012	1,575	1,922
Net change in unrealized appreciation (depreciation)	3,088	6,886	21,653
Net realized and change in unrealized gains (losses)	4,100	8,461	23,575
Increase (decrease) in net assets from operations	$4,132	$8,467	$24,711

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	SSC Sub-Account	SCV Sub-Account	FVB Sub-Account
	$336	$479	$2,683
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,513	(830)	503
Realized gain distributions	945	-	8,192
Net realized gains (losses)	2,458	(830)	8,695
Net change in unrealized appreciation (depreciation)	4,818	12,808	19,221
Net realized and change in unrealized gains (losses)	7,276	11,978	27,916
Increase (decrease) in net assets from operations	$7,612	$12,457	$30,599

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	FL1 Sub-Account	FL6 Sub-Account	FL8 Sub-Account
	$1,027	$1,391	$87
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	1,697	35,040	1,011
Realized gain distributions	36	41	31
Net realized gains (losses)	1,733	35,081	1,042
Net change in unrealized appreciation (depreciation)	26,001	10,525	12,581
Net realized and change in unrealized gains (losses)	27,734	45,606	13,623
Increase (decrease) in net assets from operations	$28,761	$46,997	$13,710

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	FIS Sub-Account	FL4 Sub-Account	FVM Sub-Account
	$16,210	$2,366	$664
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	18,162	1,188	230
Realized gain distributions	8,501	1,263	31,102
Net realized gains (losses)	26,663	2,451	31,332
Net change in unrealized appreciation (depreciation)	192,757	30,540	33,780
Net realized and change in unrealized gains (losses)	219,420	32,991	65,112
Increase (decrease) in net assets from operations	$235,630	$35,357	$65,776

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income:
Dividend income
Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions Net realized gains (losses)
Net change in unrealized appreciation (depreciation) Net realized and change in unrealized gains (losses) Increase (decrease) in net assets from operations
FL5 Sub-Account		FL7 Sub-Account	SGI Sub-Account
$ - -	4	$3,190 3,471 948	$2,776 261 8,520
-		4,419	8,781
-		53,945	4,315
-		58,364	13,096
	$4	$61,554	$15,872

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	ISC Sub-Account	FVS Sub-Account	SIC Sub-Account
	$4,726	$486	$9,860
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	2	529	(158)
Realized gain distributions	-	627	2,120
Net realized gains (losses)	2	1,156	1,962
Net change in unrealized appreciation (depreciation)	3,394	9,032	(6,336)
Net realized and change in unrealized gains (losses)	3,396	10,188	(4,374)
Increase (decrease) in net assets from operations	$8,122	$10,674	$5,486

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	FMS Sub-Account	FTI Sub-Account	FTG Sub-Account
	$275 780 -	$2,275 (2,327) -	$300 873 -
Net realized gains (losses)	780	(2,327)	873
Net change in unrealized appreciation (depreciation)	1,897	41,351	1,831
Net realized and change in unrealized gains (losses)	2,677	39,024	2,704
Increase (decrease) in net assets from operations	$2,952	$41,299	$3,004

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments		GS8 Sub-Account	GS3 Sub-Account	VLC Sub-Account
	$	- -	$842 770		$4 13
Realized gain distributions		4	-	-
Net realized gains (losses)		4	770		13
Net change in unrealized appreciation (depreciation)		9	20,946		19
Net realized and change in unrealized gains (losses)		13	21,716		32
Increase (decrease) in net assets from operations		$13	$22,558		$36

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	VGI Sub-Account	AI4 Sub-Account	MCA Sub-Account
	$23	$605	$-
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	83	29,038	389
Realized gain distributions	14	-	897
Net realized gains (losses)	97	29,038	1,286
Net change in unrealized appreciation (depreciation)	327	(10,943)	2,240
Net realized and change in unrealized gains (losses)	424	18,095	3,526
Increase (decrease) in net assets from operations	$447	$18,700	$3,526

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	MBI Sub-Account	MTC Sub-Account	MBO Sub-Account
	$231	$91	$396
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	162	1,516	1,317
Realized gain distributions	-	743	1,088
Net realized gains (losses)	162	2,259	2,405
Net change in unrealized appreciation (depreciation)	1,283	2,345	1,435
Net realized and change in unrealized gains (losses)	1,445	4,604	3,840
Increase (decrease) in net assets from operations	$1,676	$4,695	$4,236

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	GGC Sub-Account		GGE Sub-Account	FFL Sub-Account
		$1	$348	$64
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments		1	4	94
Realized gain distributions	-		-	201
Net realized gains (losses)		1	4	295
Net change in unrealized appreciation (depreciation)	-		1,286	8,449
Net realized and change in unrealized gains (losses)		1	1,290	8,744
Increase (decrease) in net assets from operations		$2	$1,638	$8,808

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

FFJ                            FFS                           FFQ

Sub-Account                            Sub-Account                           Sub-Account

Income: Dividend income Net realized and change in unrealized gains (losses):	$-	$-	$3,644
Net realized gains (losses) on sale of investments	1,290	17	(787)
Realized gain distributions	407	2	1,362
Net realized gains (losses)	1,697	19	575
Net change in unrealized appreciation (depreciation)	31,884	82	(7,198)
Net realized and change in unrealized gains (losses)	33,581	101	(6,623)
Increase (decrease) in net assets from operations	$33,581	$101	$(2,979)

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	FFM Sub-Account	FFO Sub-Account	MIT Sub-Account
	$181 1,360 135	$1,145 724 296	$33 57 -
Net realized gains (losses)	1,495	1,020	57
Net change in unrealized appreciation (depreciation)	12,890	14,338	409
Net realized and change in unrealized gains (losses)	14,385	15,358	466
Increase (decrease) in net assets from operations	$14,566	$16,503	$499

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	MF7 Sub-Account	EM1 Sub-Account	GSS Sub-Account
	$1,107	$2,024	$590
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(28)	26	(68)
Realized gain distributions	472	-	214
Net realized gains (losses)	444	26	146
Net change in unrealized appreciation (depreciation)	(2,129)	(9,392)	(1,472)
Net realized and change in unrealized gains (losses)	(1,685)	(9,366)	(1,326)
Increase (decrease) in net assets from operations	$(578)	$(7,342)	$(736)

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	MFK Sub-Account	HYS Sub-Account	IG1 Sub-Account
	$221 (8) 92	$4,023 3,600 -	$157 12 9
Net realized gains (losses)	84	3,600	21
Net change in unrealized appreciation (depreciation)	(654)	2,855	1,455
Net realized and change in unrealized gains (losses)	(570)	6,455	1,476
Increase (decrease) in net assets from operations	$(349)	$10,478	$1,633

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	MIS Sub-Account	MMS Sub-Account	NWD Sub-Account
	$651	$ -	$-
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	57	-	37
Realized gain distributions	-	-	50
Net realized gains (losses)	57	-	87
Net change in unrealized appreciation (depreciation)	10,249	-	1,013
Net realized and change in unrealized gains (losses)	10,306	-	1,100
Increase (decrease) in net assets from operations	$10,957	$ -	$1,100

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	RI1 Sub-Account	TRS Sub-Account1	MFJ Sub-Account1
	$15	$2	$762
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	39	14	642
Realized gain distributions	-	2	1,153
Net realized gains (losses)	39	16	1,795
Net change in unrealized appreciation (depreciation)	504	(10)	(559)
Net realized and change in unrealized gains (losses)	543	6	1,236
Increase (decrease) in net assets from operations	$558	$8	$1,998

1These Sub-Accounts were closed and merged into new Sub-Accounts during 2013 and therefore do not appear on the Statement of Assets and Liabilities as of December 31, 2013. See Note 1 for additional information around merged Sub-Accounts.

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	UTS Sub-Account	MFE Sub-Account	MVS Sub-Account
	$127	$403	$3,538
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	194	34	2,864
Realized gain distributions	326	1,138	7,086
Net realized gains (losses)	520	1,172	9,950
Net change in unrealized appreciation (depreciation)	157	1,303	23,921
Net realized and change in unrealized gains (losses)	677	2,475	33,871
Increase (decrease) in net assets from operations	$804	$2,878	$37,409

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	MV1 Sub-Account	SCB Sub-Account	111 Sub-Account
	$4,216	$3,465	$711
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	979	11,487	(27)
Realized gain distributions	9,257	13,351	1,715
Net realized gains (losses)	10,236	24,838	1,688
Net change in unrealized appreciation (depreciation)	31,235	53,129	(715)
Net realized and change in unrealized gains (losses)	41,471	77,967	973
Increase (decrease) in net assets from operations	$45,687	$81,432	$1,684

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	SC3 Sub-Account	113 Sub-Account	115 Sub-Account
	$6,834	$15,784	$-
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(2,049)	962	2,590
Realized gain distributions	-	54,526	1,675
Net realized gains (losses)	(2,049)	55,488	4,265
Net change in unrealized appreciation (depreciation)	(101)	54,735	(6,264)
Net realized and change in unrealized gains (losses)	(2,150)	110,223	(1,999)
Increase (decrease) in net assets from operations	$4,684	$126,007	$(1,999)

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	SDC Sub-Account	SGC Sub-Account	112 Sub-Account
	$418	$1,359	$32,704
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	150	2,123	1,375
Realized gain distributions	900	17,916	75,816
Net realized gains (losses)	1,050	20,039	77,191
Net change in unrealized appreciation (depreciation)	178	14,659	108,929
Net realized and change in unrealized gains (losses)	1,228	34,698	186,120
Increase (decrease) in net assets from operations	$1,646	$36,057	$218,824

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income Net realized and change in unrealized gains (losses): Net realized gains (losses) on sale of investments Realized gain distributions	117 Sub-Account	VKM Sub-Account	OCF Sub-Account
	$73 (54) 67	$6 88 53	$110 78 -
Net realized gains (losses)	13	141	78
Net change in unrealized appreciation (depreciation)	2,115	561	2,755
Net realized and change in unrealized gains (losses)	2,128	702	2,833
Increase (decrease) in net assets from operations	$2,201	$708	$2,943

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	OGG Sub-Account	PCR Sub-Account	PMB Sub-Account
	$671	$1,808	$17,312
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	658	(13,812)	908
Realized gain distributions	-	-	3,162
Net realized gains (losses)	658	(13,812)	4,070
Net change in unrealized appreciation (depreciation)	13,089	(2,598)	(46,252)
Net realized and change in unrealized gains (losses)	13,747	(16,410)	(42,182)
Increase (decrease) in net assets from operations	$14,418	$(14,602)	$(24,870)

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

Income: Dividend income	SBJ Sub-Account	PRR Sub-Account	PTR Sub-Account
	$1,344	$1,884	$4,124
Net realized and change in unrealized gains (losses):
Net realized gains (losses) on sale of investments	(212)	582	824
Realized gain distributions	-	849	1,751
Net realized gains (losses)	(212)	1,431	2,575
Net change in unrealized appreciation (depreciation)	(4,624)	(12,290)	(10,324)
Net realized and change in unrealized gains (losses)	(4,836)	(10,859)	(7,749)
Increase (decrease) in net assets from operations	$(3,492)	$(8,975)	$(3,625)

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF OPERATIONS (CONTINUED) FOR THE YEAR-ENDED DECEMBER 31, 2013

TBC

Sub-Account

Income:

Dividend income                                                                         $                  30

Net realized and change in unrealized gains (losses):

Net realized gains (losses) on sale of investments                                             40,293

Realized gain distributions                                                                                        -

Net realized gains (losses)                                                                            40,293

Net change in unrealized appreciation (depreciation)10,901

Net realized and change in unrealized gains (losses)                                                                                  51,194

Increase (decrease) in net assets from operations                                                                                           $      51,224

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)
0

STATEMENT OF CHANGES IN NET ASSETS

FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	AL4 Sub-Account		AN3 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$204	$-	$585	$576
Net realized gains (losses)	(1,061)	(2,138)	1,086	(476)
Net change in unrealized appreciation (depreciation)	19,106	9,309	13,587	6,945
Increase (decrease) in net assets from operations	18,249	7,171	15,258	7,045
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,690	2,595	5,300	5,442
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	(810)	(2,749)	(6,546)
Mortality and expense risk charges	(405)	(362)	(322)	(286)
Cost of insurance and administrative expense charges	(3,001)	(2,627)	(3,512)	(3,448)
Net increase/decrease from Contract Owner Transactions	(716)	(1,204)	(1,283)	(4,838)
Total increase (decrease) in net assets	17,533	5,967	13,975	2,207
Net assets at beginning of year	50,609	44,642	44,963	42,756
Net assets at end of year	$68,142	$50,609	$58,938	$44,963

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	308 Sub-Account		304 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$1,041	$138	$318	$174
Net realized gains (losses)	284	1,124	158	(41)
Net change in unrealized appreciation (depreciation)	8,876	935	5,545	3,212
Increase (decrease) in net assets from operations	10,201	2,197	6,021	3,345
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	-	4,723	4,113	4,113
Transfers between Sub-Accounts (including the Fixed Account), net	51,849	(19,882)	-	-
Withdrawals, surrenders, annuitizations and contract charges	(5,124)	-	-	-
Mortality and expense risk charges	(78)	(43)	(47)	(32)
Cost of insurance and administrative expense charges	(996)	(647)	(1,075)	(968)
Net increase/decrease from Contract Owner Transactions	45,651	(15,849)	2,991	3,113
Total increase (decrease) in net assets	55,852	(13,652)	9,012	6,458
Net assets at beginning of year	3,842	17,494	20,382	13,924
Net assets at end of year	$59,694	$3,842	$29,394	$20,382

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations:	307 Sub-Account		306 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Net investment income (loss)	$970	$446	$112	$56
Net realized gains (losses)	56	-	121	35
Net change in unrealized appreciation (depreciation)	4,474	109	2,597	597
Increase (decrease) in net assets from operations	5,500	555	2,830	688
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	4,368	-	14,288	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	23,179	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	-	-
Mortality and expense risk charges	(53)	(4)	(39)	(12)
Cost of insurance and administrative expense charges	(565)	(42)	(467)	(405)
Net increase/decrease from Contract Owner Transactions	3,750	23,133	13,782	(417)
Total increase (decrease) in net assets	9,250	23,688	16,612	271
Net assets at beginning of year	23,688	-	4,227	3,956
Net assets at end of year	$32,938	$23,688	$20,839	$4,227

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations:	302 Sub-Account		305 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Net investment income (loss)	$947	$906	$2,733	$2,409
Net realized gains (losses)	750	35	90	(6)
Net change in unrealized appreciation (depreciation)	17,442	7,170	(530)	1,095
Increase (decrease) in net assets from operations	19,139	8,111	2,293	3,498
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,088	7,835	6,584	6,584
Transfers between Sub-Accounts (including the Fixed Account), net	(3,071)	323	4,052	3,848
Withdrawals, surrenders, annuitizations and contract charges	-	-	(5,127)	-
Mortality and expense risk charges	(130)	(100)	(72)	(57)
Cost of insurance and administrative expense charges	(1,708)	(1,437)	(783)	(893)
Net increase/decrease from Contract Owner Transactions	1,179	6,621	4,654	9,482
Total increase (decrease) in net assets	20,318	14,732	6,947	12,980
Net assets at beginning of year	59,283	44,551	36,375	23,395
Net assets at end of year	$79,601	$59,283	$43,322	$36,375

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	9XX Sub-Account		MCC Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 2,064	$ 1,835	$32	$-
Net realized gains (losses)	8,303	(744)	1,012	(241)
Net change in unrealized appreciation (depreciation)	12,970	10,583	3,088	1,593
Increase (decrease) in net assets from operations	23,337	11,674	4,132	1,352
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,051	17,103	2,499	7,010
Transfers between Sub-Accounts (including the Fixed Account), net	51,084	19,266	(916)	(11,193)
Withdrawals, surrenders, annuitizations and contract charges	-	-	(4,300)	-
Mortality and expense risk charges	(357)	(233)	(21)	(35)
Cost of insurance and administrative expense charges	(5,683)	(3,996)	(662)	(953)
Net increase/decrease from Contract Owner Transactions	55,095	32,140	(3,400)	(5,171)
Total increase (decrease) in net assets	78,432	43,814	732	(3,819)
Net assets at beginning of year	125,439	81,625	9,969	13,788
Net assets at end of year	$ 203,871	$ 125,439	$10,701	$9,969

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	DGO Sub-Account		DMC Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$6	$50	$1,136	$294
Net realized gains (losses)	1,575	1,253	1,922	(263)
Net change in unrealized appreciation (depreciation)	6,886	835	21,653	11,745
Increase (decrease) in net assets from operations	8,467	2,138	24,711	11,776
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	322	322	7,058	7,251
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	(4,053)	-
Mortality and expense risk charges	(116)	(104)	(438)	(379)
Cost of insurance and administrative expense charges	(1,041)	(943)	(5,542)	(5,420)
Net increase/decrease from Contract Owner Transactions	(835)	(725)	(2,975)	1,452
Total increase (decrease) in net assets	7,632	1,413	21,736	13,228
Net assets at beginning of year	20,877	19,464	72,240	59,012
Net assets at end of year	$28,509	$20,877	$93,976	$72,240

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	SSC Sub-Account		SCV Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$336	$127	$479	$392
Net realized gains (losses)	2,458	622	(830)	(2,041)
Net change in unrealized appreciation (depreciation)	4,818	2,182	12,808	5,920
Increase (decrease) in net assets from operations	7,612	2,931	12,457	4,271
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	898	1,002	2,978	2,530
Transfers between Sub-Accounts (including the Fixed Account), net	68	(557)	(599)	(55)
Withdrawals, surrenders, annuitizations and contract charges	(1,292)	-	-	(865)
Mortality and expense risk charges	(140)	(127)	(217)	(188)
Cost of insurance and administrative expense charges	(1,572)	(1,620)	(2,575)	(2,300)
Net increase/decrease from Contract Owner Transactions	(2,038)	(1,302)	(413)	(878)
Total increase (decrease) in net assets	5,574	1,629	12,044	3,393
Net assets at beginning of year	20,773	19,144	35,163	31,770
Net assets at end of year	$26,347	$20,773	$47,207	$35,163

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	FVB Sub-Account		FL1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 2,683	$ 2,638	$ 1,027	$905
Net realized gains (losses)	8,695	3,703	1,733	42
Net change in unrealized appreciation (depreciation)	19,221	(380)	26,001	9,560
Increase (decrease) in net assets from operations	30,599	5,961	28,761	10,507
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	38,227	9,829	22,818	10,447
Transfers between Sub-Accounts (including the Fixed Account), net	-	113,581	6,040	878
Withdrawals, surrenders, annuitizations and contract charges	-	-	-	-
Mortality and expense risk charges	(358)	(83)	(227)	(147)
Cost of insurance and administrative expense charges	(9,285)	(3,131)	(3,165)	(2,573)
Net increase/decrease from Contract Owner Transactions	28,584	120,196	25,466	8,605
Total increase (decrease) in net assets	59,183	126,157	54,227	19,112
Net assets at beginning of year	154,563	28,406	81,745	62,633
Net assets at end of year	$ 213,746	$ 154,563	$ 135,972	$81,745

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	FL6 Sub-Account		FL8 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 1,391	$ 2,253	$87	$187
Net realized gains (losses)	35,081	5,660	1,042	617
Net change in unrealized appreciation (depreciation)	10,525	16,019	12,581	3,812
Increase (decrease) in net assets from operations	46,997	23,932	13,710	4,616
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	17,431	23,305	2,701	2,701
Transfers between Sub-Accounts (including the Fixed Account), net	(76,676)	153	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	(861)	-	-
Mortality and expense risk charges	(933)	(891)	(294)	(260)
Cost of insurance and administrative expense charges	(12,454)	(12,501)	(2,509)	(2,303)
Net increase/decrease from Contract Owner Transactions	(72,632)	9,205	(102)	138
Total increase (decrease) in net assets	(25,635)	33,137	13,608	4,754
Net assets at beginning of year	181,935	148,798	37,112	32,358
Net assets at end of year	$ 156,300	$ 181,935	$50,720	$37,112

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	FIS Sub-Account		FL4 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$16,210	$13,513	$2,366	$2,206
Net realized gains (losses)	26,663	25,810	2,451	353
Net change in unrealized appreciation (depreciation)	192,757	56,612	30,540	12,369
Increase (decrease) in net assets from operations	235,630	95,935	35,357	14,928
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	194,927	220,630	11,819	12,083
Transfers between Sub-Accounts (including the Fixed Account), net	(35,301)	(131,674)	(16)	(56)
Withdrawals, surrenders, annuitizations and contract charges	(11,487)	-	(5,618)	-
Mortality and expense risk charges	(1,731)	(1,383)	(711)	(611)
Cost of insurance and administrative expense charges	(49,027)	(46,882)	(7,775)	(7,907)
Net increase/decrease from Contract Owner Transactions	97,381	40,691	(2,301)	3,509
Total increase (decrease) in net assets	333,011	136,626	33,056	18,437
Net assets at beginning of year	731,219	594,593	111,276	92,839
Net assets at end of year	$ 1,064,230	$ 731,219	$ 144,332	$ 111,276

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations:	FVM Sub-Account		FL5 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Net investment income (loss)	$ 664	$ 606	$4	$22
Net realized gains (losses)	31,332	12,170	-	-
Net change in unrealized appreciation (depreciation)	33,780	2,037	-	-
Increase (decrease) in net assets from operations	65,776	14,813	4	22
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	33,280	47,762	3,455	3,009
Transfers between Sub-Accounts (including the Fixed Account), net	31,150	5,580	392	439
Withdrawals, surrenders, annuitizations and contract charges	(8,519)	-	(714)	-
Mortality and expense risk charges	(419)	(231)	(399)	(360)
Cost of insurance and administrative expense charges	(8,240)	(6,000)	(2,888)	(3,209)
Net increase/decrease from Contract Owner Transactions	47,252	47,111	(154)	(121)
Total increase (decrease) in net assets	113,028	61,924	(150)	(99)
Net assets at beginning of year	157,253	95,329	52,416	52,515
Net assets at end of year	$ 270,281	$ 157,253	$52,266	$52,416

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	FL7 Sub-Account		SGI Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 3,190	$ 3,685	$ 2,776	$526
Net realized gains (losses)	4,419	1,051	8,781	3,816
Net change in unrealized appreciation (depreciation)	53,945	28,210	4,315	4,011
Increase (decrease) in net assets from operations	61,554	32,946	15,872	8,353
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	36,114	35,507	15,102	15,745
Transfers between Sub-Accounts (including the Fixed Account), net	(910)	123	67,760	1,852
Withdrawals, surrenders, annuitizations and contract charges	(3,355)	(696)	(1,686)	-
Mortality and expense risk charges	(1,520)	(1,251)	(255)	(114)
Cost of insurance and administrative expense charges	(20,434)	(18,802)	(3,348)	(2,005)
Net increase/decrease from Contract Owner Transactions	9,895	14,881	77,573	15,478
Total increase (decrease) in net assets	71,449	47,827	93,445	23,831
Net assets at beginning of year	205,825	157,998	72,293	48,462
Net assets at end of year	$ 277,274	$ 205,825	$ 165,738	$72,293

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	ISC Sub-Account		FVS Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$4,726	$1,008	$486	$55
Net realized gains (losses)	2	(46)	1,156	30
Net change in unrealized appreciation (depreciation)	3,394	1,263	9,032	1,051
Increase (decrease) in net assets from operations	8,122	2,225	10,674	1,136
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	19,221	2,926	15,345	924
Transfers between Sub-Accounts (including the Fixed Account), net	33,664	11,203	17,581	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	-	-
Mortality and expense risk charges	(146)	(36)	(91)	(20)
Cost of insurance and administrative expense charges	(1,779)	(807)	(1,596)	(512)
Net increase/decrease from Contract Owner Transactions	50,960	13,286	31,239	392
Total increase (decrease) in net assets	59,082	15,511	41,913	1,528
Net assets at beginning of year	30,614	15,103	7,602	6,074
Net assets at end of year	$89,696	$30,614	$49,515	$7,602

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	SIC Sub-Account		FMS Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 9,860	$ 8,862	$275	$207
Net realized gains (losses)	1,962	-	780	138
Net change in unrealized appreciation (depreciation)	(6,336)	6,913	1,897	827
Increase (decrease) in net assets from operations	5,486	15,775	2,952	1,172
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	17,404	19,588	2,222	3,922
Transfers between Sub-Accounts (including the Fixed Account), net	55	10,989	(485)	(403)
Withdrawals, surrenders, annuitizations and contract charges	-	-	(3,293)	-
Mortality and expense risk charges	(320)	(252)	(25)	(21)
Cost of insurance and administrative expense charges	(4,305)	(3,821)	(777)	(831)
Net increase/decrease from Contract Owner Transactions	12,834	26,504	(2,358)	2,667
Total increase (decrease) in net assets	18,320	42,279	594	3,839
Net assets at beginning of year	164,936	122,657	10,960	7,121
Net assets at end of year	$ 183,256	$ 164,936	$11,554	$10,960

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	FTI Sub-Account		FTG Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	$ 2,275 (2,327) 41,351	$2,407 (4,787) 16,012	$300 873 1,831	$201 77 1,602
	41,299	13,632	3,004	1,880
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	25,574	9,870	560	1,421
Transfers between Sub-Accounts (including the Fixed Account), net	166,680	(1,587)	(2,457)	1,355
Withdrawals, surrenders, annuitizations and contract charges	(2,160)	(3,500)	-	-
Mortality and expense risk charges	(1,099)	(502)	(51)	(58)
Cost of insurance and administrative expense charges	(9,208)	(6,885)	(576)	(547)
Net increase/decrease from Contract Owner Transactions	179,787	(2,604)	(2,524)	2,171
Total increase (decrease) in net assets	221,086	11,028	480	4,051
Net assets at beginning of year	86,663	75,635	11,426	7,375
Net assets at end of year	$ 307,749	$86,663	$11,906	$11,426

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations		GS8 Sub-Account		GS3 Sub-Account
		December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	$	- 4 9	$1 (1) 8	$842 770 20,946	$1,066 (170) 6,649
		13	8	22,558	7,545
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received		-	-	5,400	3,293
Transfers between Sub-Accounts (including the Fixed Account), net		-	-	(1,239)	(1,132)
Withdrawals, surrenders, annuitizations and contract charges		-	-	-	(838)
Mortality and expense risk charges		-	-	(431)	(374)
Cost of insurance and administrative expense charges		(2)	(7)	(3,488)	(3,176)
Net increase/decrease from Contract Owner Transactions		(2)	(7)	242	(2,227)
Total increase (decrease) in net assets		11	1	22,800	5,318
Net assets at beginning of year		45	44	58,884	53,566
Net assets at end of year		$56	$45	$81,684	$58,884

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations:	VLC Sub-Account		VGI Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Net investment income (loss)	$4	$144	$23	$17
Net realized gains (losses)	13	627	97	65
Net change in unrealized appreciation (depreciation)	19	570	327	58
Increase (decrease) in net assets from operations	36	1,341	447	140
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	412	2,361	337	337
Transfers between Sub-Accounts (including the Fixed Account), net	-	(11,998)	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	-	-
Mortality and expense risk charges	-	(17)	-	-
Cost of insurance and administrative expense charges	(261)	(476)	(192)	(188)
Net increase/decrease from Contract Owner Transactions	151	(10,130)	145	149
Total increase (decrease) in net assets	187	(8,789)	592	289
Net assets at beginning of year	44	8,833	1,270	981
Net assets at end of year	$231	$44	$1,862	$1,270

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	AI4 Sub-Account		MCA Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$605	$ 2,737	$-	$29
Net realized gains (losses)	29,038	(1,678)	1,286	456
Net change in unrealized appreciation (depreciation)	(10,943)	25,998	2,240	558
Increase (decrease) in net assets from operations	18,700	27,057	3,526	1,043
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,846	16,357	2,238	3,959
Transfers between Sub-Accounts (including the Fixed Account), net	(168,846)	(849)	(1,278)	(221)
Withdrawals, surrenders, annuitizations and contract charges	-	-	(3,401)	-
Mortality and expense risk charges	(892)	(1,207)	(22)	(17)
Cost of insurance and administrative expense charges	(4,962)	(6,721)	(565)	(633)
Net increase/decrease from Contract Owner Transactions	(172,854)	7,580	(3,028)	3,088
Total increase (decrease) in net assets	(154,154)	34,637	498	4,131
Net assets at beginning of year	208,112	173,475	9,411	5,280
Net assets at end of year	$53,958	$ 208,112	$9,909	$9,411

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	MBI Sub-Account		MTC Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$231	$180	$91	$6
Net realized gains (losses)	162	(116)	2,259	131
Net change in unrealized appreciation (depreciation)	1,283	1,162	2,345	1,441
Increase (decrease) in net assets from operations	1,676	1,226	4,695	1,578
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	2,686	3,979	3,442	5,593
Transfers between Sub-Accounts (including the Fixed Account), net	(454)	(74)	(1,066)	(560)
Withdrawals, surrenders, annuitizations and contract charges	(2,648)	-	(4,210)	-
Mortality and expense risk charges	(18)	(16)	(32)	(26)
Cost of insurance and administrative expense charges	(642)	(743)	(780)	(891)
Net increase/decrease from Contract Owner Transactions	(1,076)	3,146	(2,646)	4,116
Total increase (decrease) in net assets	600	4,372	2,049	5,694
Net assets at beginning of year	9,228	4,856	13,483	7,789
Net assets at end of year	$9,828	$9,228	$15,532	$13,483

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	MBO Sub-Account			GGC Sub-Account
	December 31, December 31, 2013 2012			December 31, December 31, 2013 2012
	$396$ 2,405 1,435	106 88 1,364		$1 $- 1 - - -
	4,236	1,558		2 -
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	3,034	5,197		- -
Transfers between Sub-Accounts (including the Fixed Account), net	(1,265)	(511)		46 -
Withdrawals, surrenders, annuitizations and contract charges	(4,108)	-		(20) -
Mortality and expense risk charges	(33)	(26)		- -
Cost of insurance and administrative expense charges	(798)	(903)		(28) -
Net increase/decrease from Contract Owner Transactions	(3,170)	3,757		(2) -
Total increase (decrease) in net assets	1,066	5,315		- -
Net assets at beginning of year	12,919	7,604		- -
Net assets at end of year	$13,985$	12,919	$	- $-

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses)	GGE Sub-Account		FFL Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013		December 31, 2012
	$348 4	$- -	$64 295	$	- -
Net change in unrealized appreciation (depreciation)	1,286	-	8,449		309
Increase (decrease) in net assets from operations	1,638	-	8,808		309
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,128	-	4,368		-
Transfers between Sub-Accounts (including the Fixed Account), net	21,117	-	-		23,159
Withdrawals, surrenders, annuitizations and contract charges	-	-	-		-
Mortality and expense risk charges	(4)	-	(55)		(4)
Cost of insurance and administrative expense charges	(259)	-	(588)		(41)
Net increase/decrease from Contract Owner Transactions	21,982	-	3,725		23,114
Total increase (decrease) in net assets	23,620	-	12,533		23,423
Net assets at beginning of year	-	-	23,423		-
Net assets at end of year	$23,620	$ -	$35,956		$23,423

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss)	FFJ Sub-Account		FFS Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	$ -	$-348	$-	$-
Net realized gains (losses)	1,697	7	19	-
Net change in unrealized appreciation (depreciation)	31,884	1,751	82	9
Increase (decrease) in net assets from operations	33,581	1,758	101	9
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	10,695	-	131	2
Transfers between Sub-Accounts (including the Fixed Account), net	-	87,159	-	255
Withdrawals, surrenders, annuitizations and contract charges	(25)	-	-	-
Mortality and expense risk charges	(413)	(30)	(2)	-
Cost of insurance and administrative expense charges	(7,341)	(550)	(87)	-
Net increase/decrease from Contract Owner Transactions	2,916	86,579	42	257
Total increase (decrease) in net assets	36,497	88,337	143	266
Net assets at beginning of year	88,337	-	266	-
Net assets at end of year	$ 124,834	$88,337	$409	$266

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	FFQ Sub-Account		FFM Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013		December 31, 2012
	$ 3,644 575 (7,198)	$ - - -	$181 1,495 12,890	$	- 1 536
	(2,979)	-	14,566		537
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	45,596	84	4,949		10
Transfers between Sub-Accounts (including the Fixed Account), net	(51,297)	372,751	(953)		44,755
Withdrawals, surrenders, annuitizations and contract charges	(30,707)	-	(4,093)		-
Mortality and expense risk charges	(885)	(68)	(224)		(14)
Cost of insurance and administrative expense charges	(15,697)	(1,006)	(3,098)		(202)
Net increase/decrease from Contract Owner Transactions	(52,990)	371,761	(3,419)		44,549
Total increase (decrease) in net assets	(55,969)	371,761	11,147		45,086
Net assets at beginning of year	371,761	-	45,086		-
Net assets at end of year	$ 315,792	$ 371,761	$56,233		$45,086

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	FFO Sub-Account		MIT Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 1,145	$-	$33	$21
Net realized gains (losses)	1,020	2	57	7
Net change in unrealized appreciation (depreciation)	14,338	155	409	130
Increase (decrease) in net assets from operations	16,503	157	499	158
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	9,512	-	243	243
Transfers between Sub-Accounts (including the Fixed Account), net	67,375	24,839	-	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	-	-
Mortality and expense risk charges	(353)	(8)	(8)	(7)
Cost of insurance and administrative expense charges	(3,612)	(179)	(116)	(113)
Net increase/decrease from Contract Owner Transactions	72,922	24,652	119	123
Total increase (decrease) in net assets	89,425	24,809	618	281
Net assets at beginning of year	24,809	-	1,312	1,031
Net assets at end of year	$ 114,234	$24,809	$1,930	$1,312

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	MF7 Sub-Account		EM1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	$1,107 444 (2,129)	$ - - -	$ 2,024 26 (9,392)	$ 624 2,774 11,041
	(578)	-	(7,342)	14,439
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	-	-	25,038	43,880
Transfers between Sub-Accounts (including the Fixed Account), net	28,361	-	25,424	29,064
Withdrawals, surrenders, annuitizations and contract charges	-	-	(5,020)	-
Mortality and expense risk charges	(40)	-	(302)	(155)
Cost of insurance and administrative expense charges	(449)	-	(4,641)	(3,807)
Net increase/decrease from Contract Owner Transactions	27,872	-	40,499	68,982
Total increase (decrease) in net assets	27,294	-	33,157	83,421
Net assets at beginning of year	-	-	136,251	52,830
Net assets at end of year	$27,294	$ -	$ 169,408	$ 136,251

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	GSS Sub-Account		MFK Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$590	$773	$221	$-
Net realized gains (losses)	146	382	84	-
Net change in unrealized appreciation (depreciation)	(1,472)	(545)	(654)	(26)
Increase (decrease) in net assets from operations	(736)	610	(349)	(26)
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	5,449	5,000	2,184	-
Transfers between Sub-Accounts (including the Fixed Account), net	459	371	-	11,589
Withdrawals, surrenders, annuitizations and contract charges	(927)	(5,174)	-	-
Mortality and expense risk charges	(191)	(158)	(23)	(1)
Cost of insurance and administrative expense charges	(2,402)	(2,718)	(248)	(21)
Net increase/decrease from Contract Owner Transactions	2,388	(2,679)	1,913	11,567
Total increase (decrease) in net assets	1,652	(2,069)	1,564	11,541
Net assets at beginning of year	27,689	29,758	11,541	-
Net assets at end of year	$29,341	$27,689	$13,105	$11,541

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	HYS Sub-Account		IG1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 4,023	$ 7,609	$157	$82
Net realized gains (losses)	3,600	2,611	21	(103)
Net change in unrealized appreciation (depreciation)	2,855	5,954	1,455	1,464
Increase (decrease) in net assets from operations	10,478	16,174	1,633	1,443
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	23,728	15,289	2,941	4,652
Transfers between Sub-Accounts (including the Fixed Account), net	3,026	34,534	(413)	(199)
Withdrawals, surrenders, annuitizations and contract charges	(7,265)	(2,047)	(3,452)	-
Mortality and expense risk charges	(919)	(610)	(24)	(21)
Cost of insurance and administrative expense charges	(10,205)	(9,290)	(658)	(765)
Net increase/decrease from Contract Owner Transactions	8,365	37,876	(1,606)	3,667
Total increase (decrease) in net assets	18,843	54,050	27	5,110
Net assets at beginning of year	163,121	109,071	11,238	6,128
Net assets at end of year	$ 181,964	$ 163,121	$11,265	$11,238

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	MIS Sub-Account			MMS Sub-Account
	December 31, 2013		December 31, 2012	December 31, 2013	December 31, 2012
	$ 651 57 10,249	$	- 1,243 (802)	$ - - -	$ - - -
	10,957		441	-	-
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	8,143		-	137,046	-
Transfers between Sub-Accounts (including the Fixed Account), net	92,600		-	(67,509)	787,099
Withdrawals, surrenders, annuitizations and contract charges	-		(4,790)	-	-
Mortality and expense risk charges	(290)		(4)	(1,439)	(103)
Cost of insurance and administrative expense charges	(1,132)		(34)	(48,078)	(4,002)
Net increase/decrease from Contract Owner Transactions	99,321		(4,828)	20,020	782,994
Total increase (decrease) in net assets	110,278		(4,387)	20,020	782,994
Net assets at beginning of year	-		4,387	782,994	-
Net assets at end of year	$ 110,278		$-	$ 803,014	$ 782,994

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss)	NWD Sub-Account		RI1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	$-	$-	$15	$359
Net realized gains (losses)	87	291	39	(807)
Net change in unrealized appreciation (depreciation)	1,013	148	504	2,927
Increase (decrease) in net assets from operations	1,100	439	558	2,479
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,114	152	761	5,507
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	-	(22,256)
Withdrawals, surrenders, annuitizations and contract charges	(32)	-	-	-
Mortality and expense risk charges	(14)	(11)	(9)	(38)
Cost of insurance and administrative expense charges	(494)	(442)	(253)	(631)
Net increase/decrease from Contract Owner Transactions	574	(301)	499	(17,418)
Total increase (decrease) in net assets	1,674	138	1,057	(14,939)
Net assets at beginning of year	2,322	2,184	3,022	17,961
Net assets at end of year	$3,996	$2,322	$4,079	$3,022

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	TRS Sub-Account			MFJ Sub-Account
	December 31, 2013	December 31, 2012		December 31, 2013	December 31, 2012
	$2 16 (10)	$3 1,691 (1,028)		$762$ 1,795 (559)	641 483 1,669
	8	666		1,998	2,793
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	-	-		-	3,490
Transfers between Sub-Accounts (including the Fixed Account), net	(46)	-		(21,117)	(11,984)
Withdrawals, surrenders, annuitizations and contract charges	-	(13,335)		-	-
Mortality and expense risk charges	-	(14)		(7)	(26)
Cost of insurance and administrative expense charges	(55)	(186)		(437)	(935)
Net increase/decrease from Contract Owner Transactions	(101)	(13,535)		(21,561)	(9,455)
Total increase (decrease) in net assets	(93)	(12,869)		(19,563)	(6,662)
Net assets at beginning of year	93	12,962		19,563	26,225
Net assets at end of year	$-	$93	$	-$	19,563

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	UTS Sub-Account		MFE Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$127	$166	$403	$100
Net realized gains (losses)	520	154	1,172	(2)
Net change in unrealized appreciation (depreciation)	157	132	1,303	498
Increase (decrease) in net assets from operations	804	452	2,878	596
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	671	671	2,184	-
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	-	11,589
Withdrawals, surrenders, annuitizations and contract charges	(24)	-	-	-
Mortality and expense risk charges	(25)	(18)	(27)	(2)
Cost of insurance and administrative expense charges	(372)	(372)	(356)	(91)
Net increase/decrease from Contract Owner Transactions	250	281	1,801	11,496
Total increase (decrease) in net assets	1,054	733	4,679	12,092
Net assets at beginning of year	3,768	3,035	14,242	2,150
Net assets at end of year	$4,822	$3,768	$18,921	$14,242

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	MVS Sub-Account		MV1 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$3,538	$1,771	$4,216	$1,742
Net realized gains (losses)	9,950	6,245	10,236	4,930
Net change in unrealized appreciation (depreciation)	23,921	5,972	31,235	7,337
Increase (decrease) in net assets from operations	37,409	13,988	45,687	14,009
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	12,300	12,986	9,963	13,866
Transfers between Sub-Accounts (including the Fixed Account), net	(1,324)	(13)	12,762	42,358
Withdrawals, surrenders, annuitizations and contract charges	-	-	(4,100)	-
Mortality and expense risk charges	(674)	(570)	(309)	(188)
Cost of insurance and administrative expense charges	(9,437)	(8,403)	(5,739)	(3,930)
Net increase/decrease from Contract Owner Transactions	865	4,000	12,577	52,106
Total increase (decrease) in net assets	38,274	17,988	58,264	66,115
Net assets at beginning of year	105,588	87,600	121,912	55,797
Net assets at end of year	$ 143,862	$ 105,588	$ 180,176	$ 121,912

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	SCB Sub-Account		111 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
	$ 3,465 24,838 53,129	$ 828 10,570 8,478	$711 1,688 (715)	$ - - -
	81,432	19,876	1,684	-
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	24,036	50,500	10,240	-
Transfers between Sub-Accounts (including the Fixed Account), net	(24,187)	(2,110)	22,689	-
Withdrawals, surrenders, annuitizations and contract charges	-	(2,370)	-	-
Mortality and expense risk charges	(274)	(478)	(39)	-
Cost of insurance and administrative expense charges	(10,143)	(8,850)	(933)	-
Net increase/decrease from Contract Owner Transactions	(10,568)	36,692	31,957	-
Total increase (decrease) in net assets	70,864	56,568	33,641	-
Net assets at beginning of year	188,013	131,445	-	-
Net assets at end of year	$ 258,877	$ 188,013	$33,641	$ -

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

SC3 Sub-Account                                                113 Sub-Account

December 31,                                               December 31,                        December 31,December 31,

2013                                2012                              2013                      2012

Operations:

Net investment income (loss)                                                                 $  6,834                                        $ 915          $15,784 $                          14,020

Net realized gains (losses)                                                                     (2,049)                                       (3,826)55,488                      25,158

Net change in unrealized appreciation (depreciation)                  (101)                                                                                                                                          25,605                      54,735 25,565

Increase (decrease) in net assets from operations                                                                                                                                          4,684                    22,694                      126,007 64,743

Contract Owner Transactions:

Accumulation Activity:

Purchase payments received                                                                     13,412                                      18,58610,648                      10,647

Transfers between Sub-Accounts
(including the Fixed Account), net                                                                   19,570                                      (2,956)-                      -
Withdrawals, surrenders, annuitizations

and contract charges                                                                   (1,265)                                  -                          -                      -

Mortality and expense risk charges                                                               (125)(379)                                                                                                                                          (1,242)                       (1,087)

Cost of insurance and administrative expense charges                                                                                                                                   (6,006)                      (5,199)                       (19,911) (18,633)

Net increase/decrease from Contract Owner Transactions                                                                                                                    25,586                      10,052                      (10,505) (9,073)

Total increase (decrease) in net assets                                                                     30,270                                      32,746115,502                        55,670

Net assets at beginning of year                                                                                                                                                                       106,377                        73,631                      566,356 510,686

Net assets at end of year                                                                                                           $136,647 $                        106,377                        $ 681,858 $ 566,356

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	115 Sub-Account		SDC Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$-	$ 915	$ 418	$ 2,573
Net realized gains (losses)	4,265	7,947	1,050	179
Net change in unrealized appreciation (depreciation)	(6,264)	(767)	178	1,915
Increase (decrease) in net assets from operations	(1,999)	8,095	1,646	4,667
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	13,315	17,552	16,320	35,484
Transfers between Sub-Accounts (including the Fixed Account), net	(93,516)	(4,745)	136,611	(134,402)
Withdrawals, surrenders, annuitizations and contract charges	-	-	(5,226)	(733)
Mortality and expense risk charges	(85)	(265)	(210)	(1,029)
Cost of insurance and administrative expense charges	(2,115)	(3,586)	(11,968)	(11,887)
Net increase/decrease from Contract Owner Transactions	(82,401)	8,956	135,527	(112,567)
Total increase (decrease) in net assets	(84,400)	17,051	137,173	(107,900)
Net assets at beginning of year	123,782	106,731	181,914	289,814
Net assets at end of year	$39,382	$ 123,782	$ 319,087	$ 181,914

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	SGC Sub-Account		112 Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$ 1,359	$891	$ 32,704	$ 27,046
Net realized gains (losses)	20,039	13,496	77,191	22,217
Net change in unrealized appreciation (depreciation)	14,659	(2,964)	108,929	55,895
Increase (decrease) in net assets from operations	36,057	11,423	218,824	105,158
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	6,138	2,610	631,246	304,805
Transfers between Sub-Accounts (including the Fixed Account), net	(1,816)	52,102	(205,259)	124,942
Withdrawals, surrenders, annuitizations and contract charges	-	(3,912)	-	-
Mortality and expense risk charges	(133)	(195)	(2,824)	(2,045)
Cost of insurance and administrative expense charges	(5,802)	(4,005)	(55,185)	(41,495)
Net increase/decrease from Contract Owner Transactions	(1,613)	46,600	367,978	386,207
Total increase (decrease) in net assets	34,444	58,023	586,802	491,365
Net assets at beginning of year	98,294	40,271	1,362,880	871,515
Net assets at end of year	$ 132,738	$98,294	$ 1,949,682	$ 1,362,880

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations: Net investment income (loss) Net realized gains (losses) Net change in unrealized appreciation (depreciation) Increase (decrease) in net assets from operations	117 Sub-Account		VKM Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013		December 31, 2012
	$73 13 2,115	$4 79 331	$6 141 561	$	- 242 (119)
	2,201	414	708		123
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	1,247	1,419	113		284
Transfers between Sub-Accounts (including the Fixed Account), net	(411)	209	(275)		353
Withdrawals, surrenders, annuitizations and contract charges	-	-	-		-
Mortality and expense risk charges	(7)	(17)	(11)		(10)
Cost of insurance and administrative expense charges	(337)	(271)	(113)		(108)
Net increase/decrease from Contract Owner Transactions	492	1,340	(286)		519
Total increase (decrease) in net assets	2,693	1,754	422		642
Net assets at beginning of year	5,296	3,542	2,040		1,398
Net assets at end of year	$7,989	$5,296	$2,462		$2,040

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

Operations:	OCF Sub-Account		OGG Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012

Net investment income (loss)	$110	$48	$671	$874
Net realized gains (losses)	78	(8)	658	(106)
Net change in unrealized appreciation (depreciation)	2,755	863	13,089	8,542
Increase (decrease) in net assets from operations	2,943	903	14,418	9,310
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	524	524	6,088	7,835
Transfers between Sub-Accounts (including the Fixed Account), net	-	2,613	(6,572)	1,439
Withdrawals, surrenders, annuitizations and contract charges	(23)	-	-	-
Mortality and expense risk charges	(64)	(47)	(121)	(94)
Cost of insurance and administrative expense charges	(762)	(609)	(1,564)	(1,339)
Net increase/decrease from Contract Owner Transactions	(325)	2,481	(2,169)	7,841
Total increase (decrease) in net assets	2,618	3,384	12,249	17,151
Net assets at beginning of year	10,080	6,696	58,162	41,011
Net assets at end of year	$12,698	$10,080	$70,411	$58,162

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	PCR Sub-Account		PMB Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$1,808	$2,721	$17,312	$14,360
Net realized gains (losses)	(13,812)	2,986	4,070	938
Net change in unrealized appreciation (depreciation)	(2,598)	(2,108)	(46,252)	32,138
Increase (decrease) in net assets from operations	(14,602)	3,599	(24,870)	47,436
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	18,790	28,008	45,862	34,503
Transfers between Sub-Accounts (including the Fixed Account), net	(24,495)	15,426	11,157	22,726
Withdrawals, surrenders, annuitizations and contract charges	-	-	(2,542)	(452)
Mortality and expense risk charges	(196)	(192)	(1,365)	(1,101)
Cost of insurance and administrative expense charges	(2,516)	(3,050)	(14,899)	(15,257)
Net increase/decrease from Contract Owner Transactions	(8,417)	40,192	38,213	40,419
Total increase (decrease) in net assets	(23,019)	43,791	13,343	87,855
Net assets at beginning of year	126,220	82,429	354,598	266,743
Net assets at end of year	$ 103,201	$ 126,220	$ 367,941	$ 354,598

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	SBJ Sub-Account		PRR Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$1,344	$1,272	$ 1,884	$912
Net realized gains (losses)	(212)	73	1,431	5,799
Net change in unrealized appreciation (depreciation)	(4,624)	1,784	(12,290)	446
Increase (decrease) in net assets from operations	(3,492)	3,129	(8,975)	7,157
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	11,369	11,369	10,268	9,119
Transfers between Sub-Accounts (including the Fixed Account), net	-	-	14,927	-
Withdrawals, surrenders, annuitizations and contract charges	-	-	-	(879)
Mortality and expense risk charges	(156)	(139)	(626)	(486)
Cost of insurance and administrative expense charges	(2,185)	(2,154)	(4,242)	(4,551)
Net increase/decrease from Contract Owner Transactions	9,028	9,076	20,327	3,203
Total increase (decrease) in net assets	5,536	12,205	11,352	10,360
Net assets at beginning of year	43,716	31,511	93,165	82,805
Net assets at end of year	$49,252	$43,716	$ 104,517	$93,165

The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

STATEMENT OF CHANGES IN NET ASSETS (CONTINUED) FOR THE YEARS-ENDED DECEMBER 31, 2013 AND 2012

	PTR Sub-Account		TBC Sub-Account
	December 31, 2013	December 31, 2012	December 31, 2013	December 31, 2012
Operations:
Net investment income (loss)	$4,124	$4,294	$30	$259
Net realized gains (losses)	2,575	4,734	40,293	1,008
Net change in unrealized appreciation (depreciation)	(10,324)	6,137	10,901	24,729
Increase (decrease) in net assets from operations	(3,625)	15,165	51,224	25,996
Contract Owner Transactions:
Accumulation Activity:
Purchase payments received	22,008	21,213	6,523	13,814
Transfers between Sub-Accounts (including the Fixed Account), net	11,506	436	(107,333)	936
Withdrawals, surrenders, annuitizations and contract charges	(1,656)	-	(3,089)	-
Mortality and expense risk charges	(1,222)	(990)	(843)	(939)
Cost of insurance and administrative expense charges	(10,243)	(11,173)	(7,209)	(8,142)
Net increase/decrease from Contract Owner Transactions	20,393	9,486	(111,951)	5,669
Total increase (decrease) in net assets	16,768	24,651	(60,727)	31,665
Net assets at beginning of year	182,815	158,164	174,266	142,601
Net assets at end of year	$ 199,583	$ 182,815	$ 113,539	174,266

                                                 The accompanying notes are an integral part of these financial statements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

NOTES TO FINANCIAL STATEMENTS

FOR THE YEAR ENDED DECEMBER 31, 2013

1. BUSINESS AND ORGANIZATION

Sun Life (N.Y.) Variable Account D (the “Variable Account”) is a separate account of Sun Life Insurance and Annuity Company of New York (the “Sponsor”), a wholly owned subsidiary of Sun Life Assurance Company of Canada (U.S.) (“Sun Life (U.S.)”), and was established on April 24, 2003 as a funding vehicle for the variable portion of Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II Variable Universal life (“VUL”), Sun Executive VUL, Sun Prime VUL, Sun Prime Survivorship, Sun Protector VUL, and certain other individual variable universal life insurance contracts (the “Contracts”) issued by the Sponsor.  The Variable Account is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a unit investment trust existing in accordance with the regulations of the New York Insurance Department.

The assets of the Variable Account are divided into “Sub-Accounts”. Each Sub-Account is invested in shares of a specific mutual fund (collectively the “Funds”), or series thereof, registered under the Investment Company Act of 1940, as amended.  The contract owners of the Variable Account direct the deposits into the Sub-Accounts of the Variable Account.

Under applicable insurance law, the assets and liabilities of the Variable Account are clearly identified and distinguished from the Sponsor’s other assets and liabilities.  Assets applicable to the Variable Account are not chargeable with liabilities arising out of any other business the Sponsor may conduct.

On December 17, 2012, Sun Life Financial Inc., the Sponsor’s indirect parent company, announced the execution of a definitive agreement to sell its domestic U.S. annuity business and certain life insurance businesses to Delaware Life Holdings, LLC, a Delaware limited liability company (“the Sale Transaction”).  As part of the Sale Transaction, Delaware Life Holdings, LLC would acquire all of the issued and outstanding shares of stock of the Sponsor’s parent, Sun Life (U.S.) and the Sponsor.  After receiving all required regulatory approvals, the Sale Transaction closed on August 2, 2013 with an effective date of August 1, 2013.

A summary of the name changes related to Sub-Accounts held by the contract owners of the Variable Account during the current year, is as follows:

Sub-Account	Previous Name	Effective Date
VLC	Invesco Van Kampen V.I. Comstock Fund Series II	April 29, 2013
VGI	Invesco Van Kampen V.I. Growth and Income Fund Series I	April 29, 2013
MBO	M Business Opportunity Value Fund	April 29, 2013
OGG	Oppenheimer Global Securities Fund/VA (Service Shares)	April 30, 2013
SCV	DWS Dreman Small Mid Cap Value VIP - Class A	May 1, 2013

The following Sub-Accounts merged with new or existing Sub-Accounts during the current year:

Closed Sub-Account	New Sub-Account	Effective Date
TRS	GGC	August 16, 2013
MFJ	GGE	August 16, 2013

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

1. BUSINESS AND ORGANIZATION (CONTINUED)

The commencement date related to Sub-Accounts held by the contract owners of the Variable Account (if commenced within the past five years) is as follows:

Sub-Account	Effective Date
GGC, GGE	August 16, 2013
1113, FFM2, FFS2, FFO2, FFQ2, FFJ2, FFL2, MMS2	December 10, 2012
MF73	September 23, 2011
SBB4, SBJ4	November 15, 2010
FL14, FVB4, FVS4, ISC4, LCG4, MFE4, MFJ4, OGG4, PCR4, SIC4, VLC4, 1124, 3004, 3024, 3044, 3054, 3064, 3084	April 30, 2010
SC1	April 27, 2009
SDC, SGC, SLC, SPC	February 23, 2009

4 First activity in Sub-Account 2011.
3 First activity in Sub-Account 2013.
2 First activity in Sub-Account 2012.

A summary of Sub-Accounts held by the contract owners of the Variable Account, with commencement dates earlier than the past five years, but for which the first activity occurred within the last five years, is as follows:

Sub-Account	Year of First Activity
307, MFK	2012

MCC, FVM, FMS, MCA, MBI, MTC, IG1, MV1, 113, 115, MBO	2010

SGI	2009

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

General
The accompanying financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The preparation of financial statements in conformity with GAAP requires the Sponsor’s management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes.  Actual results could differ from these estimates.

Investment Valuation and Transactions
Investments made in mutual funds are carried at fair value and are valued at their closing net asset value as determined by the respective mutual fund, which in turn value their investments at fair value, as of December 31, 2013.  Transactions are recorded on a trade date basis.  Realized gains and losses on sales of investments are determined on the first in, first out basis.  Dividend income and realized gain distributions are reinvested in additional fund shares and recognized on the ex-dividend date.

Units
The number of units credited is determined by dividing the dollar amount allocated to a Sub-Account by the unit value for that Sub-Account for the period during which the purchase payment was received.  The unit value for each Sub-Account is established at $10.00 for the first period of that Sub-Account and is subsequently measured based on the performance of the investments and the contract charges selected by the contract holder, as discussed in note 5.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Purchase Payments
Upon issuance of new contracts, the initial purchase payment is credited to the contract in the form of units.  All subsequent purchase payments are applied using the unit values for the period during which the purchase payment is received.

Transfers
Transfers between Sub-Accounts requested by contract owners are recorded in the new Sub-Account upon receipt of the redemption proceeds at the net asset value at the time of receipt.  In addition, transfers can be made between the Sub-Accounts and the “Fixed Account”.  The Fixed Account is part of the general account of the Sponsor in which purchase payments or contract values may be allocated or transferred.

Withdrawals
At any time during the accumulation phase (the period before the first annuity payment), the contract owner may elect to receive a cash withdrawal payment under the contract.  If the contract owner requests a full withdrawal, the contract owner will receive the value of their account at the end of period, less the contract maintenance charge for the current contract year and any applicable withdrawal charge.

If the contract owner requests a partial withdrawal, the contract owner will receive the amount requested less any applicable withdrawal charge and the account value will be reduced by the amount requested.  Any requests for partial withdrawals that would result in the value of the contract owner’s account being reduced to an amount less than the contract maintenance charge for the current contract year is treated as a request for a full withdrawal.

Contract Loans
Contract holders are permitted to borrow against the cash value of their accounts.  The loan proceeds are deducted from the Variable Account and recorded in the Sponsor’s general account as an asset.  Contract loan activity is reflected in the withdrawals, surrenders and surrender charges line on the Statement of Changes in Net Assets.

Federal Income Taxes
The operations of the Variable Account are part of the operations of the Sponsor and are not taxed separately. The Sponsor qualifies for the federal income tax treatment granted to life insurance companies under Subchapter L of the Internal Revenue Code (the “Code”). Under existing federal income tax law, investment income and realized gain distributions earned by the Variable Account on contract owner reserves are not taxable, and therefore, no provision has been made for federal income taxes. In the event of a change in applicable tax law, the Sponsor will review this policy and if necessary a provision may be made in future years.

Accounting for Uncertain Tax Provisions
The 2003 through 2013 tax years generally remain subject to examination by U.S. federal and most state tax authorities. Although the Sponsor remains jointly and severally liable for consolidated tax liabilities, the Sponsor is held harmless by its former parent in accordance with the Sale Transaction and believes that the possibility of a tax liability for the pre-sale tax years is remote. Additionally, management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required as of December 31, 2013.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimates are fair value measurements of investments.  Actual results could vary from the amounts derived from management's estimates.

Subsequent events
Management has evaluated events subsequent to December 31, 2013 noting there are no subsequent events requiring accounting adjustments or disclosure.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

New and Adopted Accounting Pronouncements
In January 2013, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2013-01, “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities”.  This ASU clarifies the scope of offsetting disclosure requirements in ASU 2011-11, “Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities”.  Under ASU 2013-01, the disclosure requirements would apply to derivative instruments accounted for in accordance with ASC 815 “Derivatives and Hedging”, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending arrangements that are either offset on the balance sheet or subject to an enforceable master netting arrangement or similar agreement.  Entities with other types of financial assets and financial liabilities subject to a master netting arrangement or similar agreement also are affected because these amendments make them no longer subject to the disclosure requirements in ASU No. 2011-11.

Effective January 1, 2013, companies are required to disclose (a) gross amounts of recognized assets and liabilities; (b) gross amounts offset in the statement of financial position; (c) net amounts of assets and liabilities presented in the statement of financial position; (d) gross amounts subject to an enforceable master netting agreement not offset in the statements of financial position; and (e) net amounts after deducting (d) from (c). The disclosure should be presented in tabular format (unless another format is more appropriate) separately for assets and liabilities. The intent of the new disclosure is to enable users of financial statements to understand the effect of those arrangements on its financial position and to allow investors to better compare financial statements prepared under GAAP with financial statements prepared under International Financial Reporting Standards (“IFRS”).  The Variable Account adopted ASU 2013-01 on January 1, 2013 and the adoption did not have a significant impact on the Variable Account’s financial statements.

In October 2012, FASB issued ASU 2012-04, “Technical Corrections and Improvements”.  The amendments in this update cover a wide range of Topics in the Codification. The technical corrections (Section A) are divided into three main categories: (1) Source literature amendments – amendments to carry forward the original intent of certain pre-Codification authoritative literature that was inadvertently altered during the Codification process, (2) Guidance clarification and reference corrections – changes in wording and references to avoid misapplication or misinterpretation of guidance, and (3) Relocated guidance – moving guidance from one part of the Codification to another to correct instances in which the scope of pre-Codification guidance may have been unintentionally narrowed or broadened during the Codification process. The purpose of Section B of ASU 2012-04 is to conform the use of the term “fair value” throughout the Codification “to fully reflect the fair value measurement and disclosure requirements” of Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurement”. These provisions are effective upon issuance, except for amendments that are subject to transition guidance discussed below. The Variable Account adopted the provisions of ASU 2012-04 on October 1, 2012.  The adoption did not impact the Variable Account’s financial statements or disclosures.

On January 1, 2013, the Variable Account adopted the amendments to ASU 2012-04 that are subject to transition guidance.  The adoption did not impact the Variable Account’s financial statements or disclosures.

In May 2011, FASB  issued ASU 2011-04, “Fair Value Measurement (Topic 820): Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in GAAP and IFRS,” which change the wording used to describe many of the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements.  Some of the amendments clarify the FASB’s intent about the application of existing fair value measurement requirements, while other amendments change a particular principle or requirement for measuring fair value or for disclosing information about fair value measurements.  Many of the requirements in this update are not meant to result in a change in application of the requirements of Topic 820, but to improve upon an entity’s consistency in application across jurisdictions to ensure that GAAP and IFRS fair value measurement and disclosure requirements are described in the same way.  The amendments in ASU 2011-04 are effective, on a retrospective basis, for fiscal years and interim periods within those fiscal years beginning after December 15, 2011.  On January 1, 2012, the Variable Account adopted the provisions of ASU 2011-04. The adoption did not impact the Variable Account’s financial statements or disclosures.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Accounting Pronouncements Not Yet Adopted
In June 2013, FASB issued ASU No. 2013-08, “Financial Services — Investment Companies (Topic 946): Amendments to the Scope, Measurement, and Disclosure Requirements,” Which amends the criteria an entity would need to meet to qualify as an investment company under ASC 946.  The amendments clarify the characteristics of an investment company and provide comprehensive guidance for assessing whether an entity is an investment company.  ASU 2013-08 also requires entities to disclose their status as an investment company and investment companies to measure noncontrolling ownership interests in other investment companies at fair value rather than using the equity method of accounting.  The amendments in ASU 2013-08 are effective for an entity’s interim and annual reporting periods in fiscal years that begin after December 15, 2013. Earlier application is prohibited.  The Variable Account will adopt ASU 2013-08 and does not expect its requirements to have a significant impact on the Variable Account’s financial statements.

3. FAIR VALUE MEASUREMENTS

The Sub-Accounts’ investments are carried at fair value.  Fair value is an exit price, representing the amount that would be received from a sale of an asset or paid to transfer a liability in an orderly transaction between market participants.  As such, fair value is a market-based measurement that should be determined based on assumptions that market participants would use in pricing an asset or liability.  As a basis for considering such assumptions, Topic 820 establishes a three-tier value hierarchy, which prioritizes the inputs used in measuring fair value (i.e., Level 1, 2 and 3). Level 1 inputs are observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the Variable Account has the ability to access at the measurement date. Level 2 inputs are observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 3 inputs are unobservable inputs reflecting the reporting entity’s estimates of the assumptions that market participants would use in pricing the asset or liability. Topic 820 requires that a fair value measurement technique include an adjustment for risks inherent in a particular valuation technique (such as a pricing model) and/or the risks inherent in the inputs to the model, if market participants would also include such an adjustment.

The Variable Account has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three level hierarchy described above.  If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

As of December 31, 2013, the inputs used to price the Funds are observable and represent Level 1 assets under the Topic 820 hierarchy levels. There were no Level 2 or 3 investments in the Variable Account during the year ended December 31, 2013. As of December 31, 2013, the Level 1 assets held by the funds was $11.1 million.  There were no transfers between levels during the period.

4. RELATED PARTY TRANSACTIONS

As of December 31, 2013, Massachusetts Financial Services Company (“MFS”), an affiliate of the Sponsor prior to the Sale Transaction, is the investment advisor to certain Funds and charges a management fee at an annual rate ranging from 0.40% to 1.05% of the Funds’ average daily net assets.

MFS does not charge a management fee for Sub-Accounts 112 and 113.

For additional related party transactions, see Note 5.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

5. CONTRACT CHARGES

Mortality and expense risk charges
Charges for mortality and expense risks are based on the value of the Sub-Account and are deducted at the monthly anniversary date from the contract owner’s account to cover the risks assumed by the Sponsor. The deductions are transferred periodically to the Sponsor.  For Futurity Accumulator II, Futurity Protector II, Sun Executive VUL, Sun Prime VUL, Futurity Survivorship II VUL, and Sun Prime Survivorship contracts, as of December 31, 2013 the maximum deduction is at an effective annual rate of 0.60%.  For Sun Protector VUL, as of December 31, 2013 the maximum deduction is an effective annual rate of 0.75%.

Charges for Life Insurance Protection
On the monthly anniversary of the contract, the cost of insurance is deducted from each Sub-Account through a redemption of units to cover the anticipated cost of providing life insurance.  The charge is based on the length of time a policy has been in force and other factors, including issue age, sex and rating class of the insured, and will not exceed the guaranteed maximum monthly cost of insurance rates based on the 1980 Commissioners Standard Ordinary Smoker and Nonsmoker Mortality Tables.

Administration charges
Each month on the account anniversary date, an account administration fee (“Account Fee”) is deducted from the participant’s account to reimburse the Sponsor for certain administrative expenses.  For the Single Life Products (Futurity Accumulator II, Futurity Protector II, Sun Executive VUL, Sun Protector VUL, and Sun Prime VUL) the Account Fee is
deducted in all policy years, as well as a monthly charge based on the specified face amount is deducted in the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  For the Survivorship Product (Futurity Survivorship II and Sun Prime Survivorship), the Account Fee is deducted for the first ten policy years, and for the first ten policy years following the effective date of each specified face amount increase.  The charge is based on the specified face amount or increase thereof, times a rate determined by the age, sex and rating class of each insured.  As of December 31, 2013, the Account Fee is $8 for Futurity Accumulator II, Futurity Protector II, Futurity Survivorship II VUL and Sun Prime VUL, and $10 for Sun Protector VUL and Sun Executive VUL and Sun Prime Survivorship.

Surrender charges
A surrender charge (contingent deferred sales charge) may be deducted to cover certain expenses relating to the sale of the contract if the contract holder requests a full withdrawal prior to reaching the pay-out phase.  The surrender charge is based on certain factors, including the specified face amount, the insured’s age, sex and rating class. For the Survivorship Products, the surrender charge period will generally end after 15 policy years from the date of policy issue, or 15 policy years from the effective date of each specified face amount increase.  For the Futurity Protector II and Futurity Accumulator II products, the surrender charge applies to the first 12 and 9 years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  For the Sun Protector VUL and Sun Prime VUL products, the surrender charge applies to the first 14 and 10 years respectively, from the date of policy issuance, or the respective policy years from the effective date of each specified face amount increase.  Sun Executive VUL does not have a surrender charge.  Surrender charges are deducted and retained by the Sponsor.  These charges are reflected in the “Withdrawals, surrenders and surrender charges” line on the Statement of Changes in Net Assets for each Sub-Account.

Premium Taxes
A deduction, when applicable, is made for premium taxes or similar state or local taxes.  It is currently the policy of the Sponsor to deduct the taxes from the premium payment.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. INVESTMENT PURCHASES AND SALES

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2013 were as follows:

	Purchases	Sales
AL4	$2,806	$3,318
AN3	4,872	5,570
308	52,890	6,198
304	4,429	1,120
307	5,338	618
306	14,399	505
302	7,035	4,909
305	13,665	6,278
9XX	71,332	6,034
MCC	2,545	5,913
DGO	1,653	1,157
DMC	6,314	8,153
SSC	2,100	2,857
SCV	3,350	3,284
FVB	48,759	9,300
FL1	40,648	14,119
FL6	18,630	89,830
FL8	2,818	2,802
FIS	219,804	97,712
FL4	12,825	11,497
FVM	98,662	19,644
FL5	3,428	3,578
FL7	38,073	24,040
SGI	95,521	6,652
ISC	57,608	1,922
FVS	34,407	2,055
SIC	29,437	4,623
FMS	2,496	4,579
FTI	192,909	10,847
FTG	869	3,093
GS8	5	3
GS3	6,123	5,039
VLC	366	211
VGI	375	193
AI4	2,579	174,828
MCA	3,143	5,274
MBI	3,063	3,908
MTC	4,290	6,102
MBO	4,545	6,231
GGC	46	47
GGE	22,593	263
FFL	4,632	642
FFJ	11,064	7,741

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

6. INVESTMENT PURCHASES AND SALES (CONTINUED)

	Purchases	Sales
FFS	$133	$89
FFQ	73,285	121,269
FFM	5,298	8,401
FFO	78,683	4,320
MIT	276	124
MF7	29,939	488
EM1	52,159	9,636
GSS	6,486	3,294
MFK	2,497	271
HYS	29,873	17,485
IG1	3,247	4,687
MIS	101,393	1,421
MMS	139,857	119,837
NWD	1,152	528
RI1	776	262
TRS	5	102
MFJ	1,915	21,561
UTS	1,124	421
MFE	3,725	383
MVS	22,834	11,345
MV1	40,313	14,263
SCB	40,985	34,737
111	35,241	858
SC3	39,869	7,449
113	80,953	21,148
115	19,061	99,787
SDC	169,368	32,523
SGC	25,300	7,638
112	797,891	321,393
117	1,388	756
VKM	172	399
OCF	438	653
OGG	6,758	8,256
PCR	37,934	44,543
PMB	77,271	18,584
SBJ	12,604	2,232
PRR	27,929	4,869
PTR	37,915	11,647
TBC	4,642	116,563

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2013 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL4	105	133	(28)
AN3	368	457	(89)
308	3,323	397	2,926
304	208	57	151
307	241	34	207
306	837	30	807
302	124	100	24
305	603	339	264
9XX	4,261	421	3,840
MCC	226	533	(307)
DGO	12	42	(30)
DMC	351	499	(148)
SSC	32	100	(68)
SCV	94	107	(13)
FVB	2,066	521	1,545
FL1	1,902	224	1,678
FL6	764	3,947	(3,183)
FL8	227	216	11
FIS	11,364	5,687	5,677
FL4	781	933	(152)
FVM	4,137	1,103	3,034
FL5	300	312	(12)
FL7	1,810	1,314	496
SGI	5,544	354	5,190
ISC	3,465	126	3,339
FVS	2,290	117	2,173
SIC	1,166	309	857
FMS	198	408	(210)
FTI	7,360	477	6,883
FTG	26	141	(115)
GS8	-	-	-
GS3	915	874	41
VLC	27	17	10
VGI	16	9	7
AI4	89	8,441	(8,352)
MCA	140	329	(189)
MBI	240	336	(96)
MTC	255	451	(196)
MBO	238	487	(249)
GGC	-	-	-
GGE	2,220	26	2,194
FFL	331	49	282
FFJ	836	608	228

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)
	Units Issued	Units Redeemed	Net Increase (Decrease)
FFS	6	4	2
FFQ	4,525	9,784	(5,259)
FFM	360	609	(249)
FFO	6,044	312	5,732
MIT	14	7	7
MF7	1,852	32	1,820
EM1	3,846	759	3,087
GSS	332	198	134
MFK	182	23	159
HYS	1,628	1,119	509
IG1	159	246	(87)
MIS	7,206	102	7,104
MMS	13,705	11,703	2,002
NWD	62	30	32
RI1	58	20	38
TRS	-	6	(6)
MFJ	-	1,685	(1,685)
UTS	27	17	10
MFE	122	21	101
MVS	256	238	18
MV1	1,567	700	867
SCB	1,633	2,351	(718)
111	2,302	68	2,234
SC3	2,711	608	2,103
113	671	1,333	(662)
115	986	7,085	(6,099)
SDC	13,601	1,548	12,053
SGC	407	514	(107)
112	36,041	15,031	21,010
117	76	46	30
VKM	5	19	(14)
OCF	32	52	(20)
OGG	567	769	(202)
PCR	1,180	1,709	(529)
PMB	3,415	1,126	2,289
SBJ	1,125	232	893
PRR	1,381	267	1,114
PTR	1,778	696	1,082
TBC	315	5,721	(5,406)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

 7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

The changes in units outstanding for the year ended December 31, 2012 were as follows:

	Units Issued	Units Redeemed	Net Increase (Decrease)
AL4	170	249	(79)
AN3	439	829	(390)
308	342	1,488	(1,146)
304	276	67	209
307	1,539	3	1,536
306	-	30	(30)
302	586	110	476
305	665	61	604
300	174	839	(665)
9XX	2,939	342	2,597
MCC	527	916	(389)
DGO	14	45	(31)
DMC	454	363	91
SCV	144	194	(50)
SSC	43	100	(57)
FVB	7,853	206	7,647
FL1	900	216	684
FL6	1,148	698	450
FL8	117	111	6
FIS	19,227	15,681	3,546
FL4	966	685	281
FVM	4,081	477	3,604
FL5	285	295	(10)
FL7	2,670	1,555	1,115
SGI	1,357	163	1,194
ISC	1,004	60	944
FVS	87	50	37
SIC	2,117	282	1,835
FMS	407	130	277
FTI	440	556	(116)
FTG	159	35	124
GS8	-	1	(1)
GS3	290	486	(196)
AI4	865	464	401
VLC	186	985	(799)
VGI	20	11	9
MBO	550	152	398
MCA	339	75	264
MBI	521	109	412
MTC	538	142	396
FFL	2,315	4	2,311
FFJ	8,588	57	8,531
FFS	25	-	25

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

7. CHANGES IN UNITS OUTSTANDING (CONTINUED)

	Units Issued	Units Redeemed	Net Increase (Decrease)
FFQ	37,244	107	37,137
FFM	4,387	21	4,366
FFO	2,418	18	2,400
MIT	18	9	9
EM1	5,608	305	5,303
GSS	313	468	(155)
MFK	935	2	933
HYS	2,672	641	2,031
IG1	325	69	256
MIS	-	432	(432)
MMS	78,709	410	78,299
NWD	11	32	(21)
RI1	496	2,065	(1,569)
TRS	-	858	(858)
MFJ	283	1,050	(767)
UTS	29	17	12
MFE	808	6	802
MVS	721	499	222
MV1	5,104	374	4,730
SCB	3,881	1,061	2,820
SC3	1,672	768	904
113	742	1,374	(632)
115	1,276	625	651
SDC	3,226	13,459	(10,233)
SGC	4,577	679	3,898
112	30,564	3,097	27,467
117	120	21	99
VKM	36	7	29
OCF	216	45	171
OGG	750	116	634
PCR	4,299	321	3,978
PMB	3,432	1,008	2,424
SBJ	1,080	218	862
PRR	450	292	158
PTR	1,126	632	494
SBB	1,565	3,168	(1,603)
SC7	746	4,788	(4,042)
116	9	21	(12)
SLC	368	3,862	(3,494)
SPC	70	2,277	(2,207)
114	4,848	25,448	(20,600)
SC5	515	5,209	(4,694)
LCG	180	906	(726)
SC2	99	1,834	(1,735)
SC1	21,121	93,485	(72,364)
TBC	843	519	324

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(A Separate Account of Sun Life Insurance and Annuity Company of New York)

8. TAX DIVERSIFICATION REQUIREMENTS

Under the provisions of Section 817(h) of the Code, a variable life contract, other than a pension plan contract, is not treated as a life contract for federal tax purposes for any period in which the investments of the segregated asset account on which the contract is based are not adequately diversified.  The Code provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury.  The Sponsor believes that the Variable Account satisfies the current requirements of the regulations, and it intends that the Variable Account will continue to meet such requirements.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS

The summary of units outstanding, unit value (some of which may be rounded), net assets, investment income ratios, expense ratios (excluding expenses of the underlying funds) and the total return, for each of the five years in the period ended December 31, is as follows:

		At December 31,		For the years ended December 31,
	Units	Unit Value lowest to highest3	Net Assets	Investment Income Ratio1	Total Return2
AL4
2013	3,112	$21.8945	$ 68,142	0.34%	35.84%
2012	3,140	16.1179	50,609	-	16.21
2011	3,219	13.8697	44,642	0.32	(8.27)
2010	3,319	15.1209	50,192	-	19.38
2009	3,502	12.6660	44,358	-	51.70
AN3
2013	3,306	17.8263	58,938	1.13	34.59
2012	3,395	13.2447	44,963	1.35	17.24
2011	3,785	11.2967	42,756	1.14	6.07
2010	5,603	10.6502	59,678	-	12.80
2009	5,556	9.4418	52,460	3.62	20.35
308
2013	3,200	18.6562	59,694	2.01	33.00
2012	274	14.0272	3,842	0.67	13.88
2011	1,420	12.3172	17,494	2.20	(1.86)
304
2013	1,444	20.3549	29,394	1.38	29.18
2012	1,293	15.7574	20,382	1.10	22.56
2011	1,084	12.8566	13,924	1.70	(9.60)
307
2013	1,743	18.8928	32,938	3.66	22.53
2012	1,536	15.4184	23,688	1.90	2.40
306
2013	1,091	19.0950	20,839	0.86	28.28
2012	284	14.8857	4,227	1.34	18.18
2011	314	12.5960	3,956	0.05	(20.04)
302
2013	4,099	19.4211	79,601	1.44	33.50
2012	4,075	14.5477	59,283	1.81	17.48
2011	3,599	12.3829	44,551	2.05	(2.71)
305
2013	2,512	17.2478	43,322	7.67	6.60
2012	2,248	16.1794	36,375	8.43	13.70
2011	1,644	14.2296	23,395	9.01	1.64
300
2012	-	-	-	0.05	14.31
2011	665	11.7810	7,833	2.25	(14.82)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
9XX	12,972 9,132 6,535 123 229 12,972 9,132 6,535 123 229 950 1,257 1,646 238 854 884 915 945 991 3,912 4,060 3,969 6,146 6,148 759 827 884 1,577 1,568 1,774 1,787 1,837 1,781 1,896 11,237 9,692 2,045	$15.7157 13.7356 12.4907 12.9626 11.8099 11.2586 7.9287 7.1351to 8.1186 33.3896 23.6262 21.2807 19.6807 14.4372 24.0203 17.7939 14.8685 14.8101 11.6526 34.7192 25.1030 21.6633 22.7021 18.0024 26.6110 19.6769 17.2961 18.4156 14.9638 19.0220 15.9471 13.8888	9.6073
           $203,871
125,439 81,625 1,590 2,705
10,701 9,969 13,788 1,929
28,509 20,877 19,464 18,595 14,311
93,976 72,240 59,012 91,021 71,643
26,347 20,773 19,144 35,790 28,226
47,207 35,163 31,770 32,805 28,377
213,746
154,563
28,406
					1.19% 1.61 3.48 0.64 1.39 0.27 - - - 0.02 0.24 0.96 - - 1.37 0.44 0.58 0.96 1.41 1.43 0.63 0.64 0.63 1.50 1.15 1.15 1.09 1.29 1.92 1.56 6.38 1.95
14.42%
9.97
(8.02)          to
9.76
18.10
42.00
11.12
(13.63)to
(18.81)
41.32 11.02 8.13 36.32 45.41
34.99 19.67 0.39 27.10 35.51
38.31 15.88 (4.58) 26.11 26.27
35.24 13.77 (6.08) 23.07 29.70
19.28
14.82
(8.64)          to
							(3.64) (12.11) (4.64)
2013 2012 2011 2010 2009 MCC
2013 2012 2011 2010 DGO
2013 2012 2011 2010 2009 DMC
2013 2012 2011 2010 2009 SSC
2013 2012 2011 2010 2009 SCV
2013 2012 2011 2010 2009 FVB
2013 2012 2011

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
FL1
2013	7,888	$17.2366		$135,972	0.96%	30.95%
2012	6,210	13.1625		81,745	1.28	16.14
2011	5,526	11.3333		62,633	1.15	(3.89)
FL6
2013	6,044	25.8584		156,300	0.81	31.14
2012	9,227	19.7174		181,935	1.38	16.31
2011	8,777	16.9527		148,798	0.99	(2.64)
2010	9,678	17.4119		168,517	1.28	17.11
2009	8,379	14.8682		124,581	1.91	35.66
FL8
2013	3,355	15.1174		50,720	0.20	36.20
2012	3,344	11.0992		37,112	0.50	14.54
2011	3,338	9.6898		32,358	0.26	0.14
2010	3,318	9.6762		32,118	0.18	24.06
2009	3,541	7.7999		27,626	0.34	28.15
FIS
2013	62,425	13.8050 to	17.1742	1,064,230	1.89	31.91
2012	56,748	10.4656 to	13.0198	731,219	1.96	15.63
2011	53,202	9.0508 to	11.2598	594,593	2.98	1.78
2010	15,709	11.0624		172,719	9.76	10.62 to	14.73
2009	30	7.7507		236	3.35	(22.49)
FL4
2013	8,185	17.6328		144,332	1.86	32.11
2012	8,337	13.3472		111,276	2.10	15.81
2011	8,056	11.5253		92,839	1.48	1.93
2010	11,953	11.3072		135,146	1.95	14.91
2009	11,942	9.8400		117,511	2.59	26.48
FVM
2013	14,893	14.6038 to	18.4166	270,281	0.31	35.87
2012	11,859	10.7485 to	13.5547	157,253	0.51	14.56
2011	8,255	9.3822 to	11.8317	95,329	0.04	(11.57)to	(10.85)
2010	129	10.5243		1,363	0.08	5.24

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
FL5	4,196	$12.4312		$52,266	0.01%	0.01%
2013
2012	4,208	12.4300		52,416	0.04	0.04
2011	4,218	12.4248		52,515	0.03	0.03
2010	5,048	12.4214		62,808	0.08	0.14
2009	5,239	12.4036		64,898	0.66	0.62
FL7
2013	15,416	17.9856		277,274	1.40	30.38
2012	14,920	13.7952		205,825	2.11	20.54
2011	13,805	11.4445		157,998	1.41	(17.23)
2010	23,803	13.8263		329,105	1.49	12.99
2009	22,073	12.2366		270,103	2.89	26.44
SGI
2013	10,332	13.8022 to	16.1415	165,738	2.16	13.25
2012	5,142	12.1877 to	14.2534	72,293	0.93	14.83
2011	3,948	10.6137 to	12.4126	48,462	3.33	(6.29)
2010	150	11.3266 to	13.2464	1,813	2.25	13.27 to	32.46
2009	72	11.1157		798	0.58	11.16
ISC
2013	5,464	16.4152		89,696	7.16	13.94
2012	2,125	14.4068		30,614	5.93	12.65
2011	1,181	12.7887		15,103	5.52	1.90
FVS
2013	2,767	16.6731 to	18.0440	49,515	1.30	36.24
2012	594	12.2382 to	13.2445	7,602	0.80	18.39
2011	557	10.3374 to	11.1874	6,074	0.32	(5.33) to	(1.39)
SIC
2013	12,231	14.7111 to	14.9946	183,256	5.87	3.32
2012	11,374	14.2391 to	14.5134	164,936	6.70	12.75
2011	9,539	12.6286 to	12.8719	122,657	4.96	(2.15) to	2.33
FMS
2013	837	12.4548 to	15.3664	11,554	2.26	28.26
2012	1,047	9.7106 to	11.9806	10,960	2.17	14.24
2011	770	8.4999 to	10.4869	7,121	2.72	(1.90) to	(1.04)
2010	217	8.5894		1,862	1.81	(14.11)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
FTI	10,530 3,647 3,763 4,947 4,799 450 565 441 455 29 2 2 3 3 4 4,810 4,769 4,965 4,762 4,682 13 3 802 85 78 69 71 61 2,352 10,704 10,303 2,460 2,307	$29.2248 23.7658 20.1009 22.4927 20.7486 26.4637 20.2291 16.7091 17.9619 16.7253 25.1664 18.9374 15.9853 17.0738 13.6591 16.9808 12.3481 10.7884 10.3689 9.1889 17.7743 13.1029 11.0178 21.8565 16.3009 14.2200 14.5115 12.8977 11.1545to 9.3725to 8.1125to 8.6989to 7.7075to	23.1849 19.4810 16.8620 18.0808 16.0202	$307,749 86,663 75,635 111,267 99,566 11,906 11,426 7,375 8,180 479 56 45 44 55 53 81,684 58,884 53,566 49,374 43,024 231 44 8,833 1,862 1,270 981 1,036 787 53,958 208,112 173,475 44,395 36,767	1.31% 3.00 1.77 1.87 3.05 2.74 2.02 1.41 2.48 2.99 0.87 1.15 - - 2.10 1.17 1.84 1.82 1.55 2.20 2.52 1.61 1.30 1.47 1.54 1.23 0.12 4.35 0.42 1.47 1.27 2.41 1.66	22.97% 18.23 (10.63) 8.41 37.04 30.82 21.07 (6.97) 7.39 31.10 32.89 18.47 (6.38) 25.00 33.15 37.52 14.46 4.05 12.84 21.15 35.65 18.92 (3.35) 34.08 14.63 (2.01) 12.51 24.37 19.01 15.53 (6.74) 12.86 (22.92)to	35.24
2013 2012 2011 2010 2009 FTG
2013 2012 2011 2010 2009 GS8
2013 2012 2011 2010 2009 GS3
2013 2012 2011 2010 2009 VLC
2013 2012 2011 VGI
2013 2012 2011 2010 2009 AI4
2013 2012 2011 2010 2009

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
MCA
2013	585	$16.9304		$9,909	-%	39.20%
2012	774	12.1622		9,411	0.35	17.43
2011	510	10.3568		5,280	-	(7.22)
2010	126	11.1630		1,406	0.28	11.63
MBI
2013	1,033	9.5114		9,828	2.20	16.32
2012	1,129	8.1766		9,228	2.26	20.68
2011	717	6.7754		4,856	4.00	(13.56)
2010	210	7.8383		1,648	3.80	(21.62)
MTC
2013	1,079	14.3997		15,532	0.58	36.15
2012	1,275	10.5763		13,483	0.05	19.31
2011	879	8.8642		7,789	-	(0.80)
2010	153	8.9358		1,368	0.37	(10.64)
MBO
2013	1,036	13.4958		13,985	2.66	34.22
2012	1,285	10.0550		12,919	0.92	17.29
2011	887	8.5728		7,604	0.42	(4.11)
2010	247	8.9405		2,207	0.85	(10.60)
GGC
2013	-	-		-	2.25	4.67
GGE
2013	2,194	10.7647		23,620	1.57	7.65
FFL
2013	2,593	13.8679		35,956	0.23	36.85
2012	2,311	10.1336		23,423	-	1.34
FFJ
2013	8,759	14.0505 to	14.3632	124,834	-	37.72
2012	8,531	10.2022 to	10.4293	88,337	-	2.02
FFS
2013	27	15.0012		409	-	41.52
2012	25	10.6001		266	-	3.69
FFQ
2013	31,878	9.8967 to	9.9335	315,792	1.12	(1.03)
2012	37,137	10.0000 to	10.0372	371,761	-	-
FFM
2013	4,117	13.6598		56,233	0.34	32.28
2012	4,366	10.3261		45,086	-	1.20
FFO
2013	8,132	14.0471		114,234	1.87	35.89
2012	2,400	10.3374		24,809	-	0.63

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

At December 31,	For the years ended December 31,

                                                                                                                               Investment
	Units	Unit Value lowest to highest3		Net Assets	Income Ratio1	Total Return2
MIT	103 96 87 77 74	$18.6960 13.7069 11.8804 11.6506 10.0037		$1,930 1,312 1,031 898 742	2.07% 1.70 1.93 1.84 2.43	36.40% 15.37 1.97 16.46 25.26
2013 2012 2011 2010 2009
MF7
2013	1,820	14.9942		27,294	4.04	(0.43)
EM1
2013	12,904	13.1288		169,408	1.41	(5.40)
2012	9,817	13.8784		136,251	0.83	18.60
2011	4,514	11.7017		52,830	0.06	(18.72)
2010	66	14.3974		950	0.57	43.97
2009	78	11.6610		901	0.00	16.61
GSS
2013	1,660	17.6732		29,341	2.17	(2.59)
2012	1,526	18.1437		27,689	3.02	2.53
2011	1,681	17.6963		29,758	3.65	7.40
2010	5,681	16.4771		93,604	3.50	4.75
2009	5,272	15.7297		82,933	3.05	4.49
MFK
2013	1,092	12.0053		13,105	1.91	(2.90)
2012	933	12.3633		11,541	-	(0.22)
HYS
2013	8,167	10.7133 to	23.7031	181,964	2.41	6.42
2012	7,658	10.0666 to	22.2721	163,121	6.48	0.67 to 14.91
2011	5,627	19.3827		109,071	7.87	4.13
2010	6,922	18.6131		128,835	8.94	15.53
2009	6,757	16.1108		108,868	8.10	50.36
IG1
2013	649	17.3562		11,265	1.25	13.68
2012	736	15.2681		11,238	0.83	19.54
2011	480	12.7724		6,128	1.21	(11.11)
2010	148	14.3691		2,125	-	43.69
MIS
2013	7,104	15.5244		110,278	0.67	30.38
2012	-	-		-	-	8.82
2011	432	10.1545		4,387	0.64	0.79
2010	1,124	10.0744		11,329	0.30	13.15
2009	1,162	8.9034		10,348	0.84	40.14
MMS
2013	80,301	10.0000		803,014	-
2012	78,299	10.0000		782,994	-

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
NWD	178 146 167 63	$22.4420 15.8668 13.0891 10.0744		$ 3,996 2,322 2,184 926	-% - - -	41.44% 21.22 (10.37) 36.58
2013 2012 2011 2010
2009	65	8.9034		695	-	62.96
RI1
2013	316	9.9960 to	13.4962	4,079	0.46	18.77
2012	278	8.4161 to	11.3630	3,022	2.00	16.29
2011	1,847	7.2374 to	9.7716	17,961	2.16	(11.91)to	(11.06)
2010	9	8.1373		71	1.73	10.34
2009	24	7.3750		175	0.00	(26.25)
TRS
2013	-	-		-	2.52	10.77
2012	6	16.7084		93	0.17	11.34
2011	864	15.0067		12,962	2.65	1.93
2010	914	14.7232		13,459	2.87	9.97
2009	1,048	13.3889		14,035	3.21	18.09
MFJ
2013	-	- to	-	-	3.63	10.63
2012	1,685	11.2844 to	12.5259	19,563	2.37	11.02
2011	2,452	10.1647 to	11.2830	26,225	3.32	(3.62) to	1.05
UTS
2013	167	28.9529		4,822	2.83	20.61
2012	157	24.0054		3,768	4.76	14.15
2011	145	21.0293		3,035	3.59	7.12
2010	142	19.6313		2,784	3.44	13.90
2009	133	17.2354		2,293	3.93	33.37
MFE
2013	1,113	14.0490 to	17.6441	18,921	2.50	20.29
2012	1,012	11.6788 to	14.6674	14,242	3.13	2.60 to	13.92
2011	210	10.2515		2,150	3.88	(4.49)
MVS
2013	6,232	23.0843		143,862	2.86	35.86
2012	6,214	16.9911		105,588	1.82	16.22
2011	5,992	14.6201		87,600	1.66	-
2010	9,106	14.6201		133,137	1.36	11.51
2009	8,361	13.1113		109,628	1.49	20.49

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
MV1
2013	11,008	$13.9449 to $16.5847		$ 180,176	2.74%	35.48%
2012	10,141	10.2932 to 12.2417		121,912	1.88	15.97
2011	5,411	8.8757 to	10.5559	55,797	1.83	(1.29) to	(0.29)
2010	212	8.9013		1,888	-	(10.99)
SCB
2013	12,127	19.1533 to	26.5251	258,877	1.60	45.71
2012	12,845	13.1446 to	18.2037	188,013	0.56	14.74
2011	10,025	11.4563 to	15.8657	131,445	0.50	(6.58) to	(4.87)
2010	3,306	16.6783		55,139	0.34	24.46
2009	2,884	13.4002		38,642	0.07	36.77
111
2013	2,234	15.0567		33,641	2.77	9.84
SC3
2013	8,537	11.5855 to	29.0769	136,647	5.49	4.99
2012	6,434	11.0353 to	27.6961	106,377	1.05	30.03
2011	5,530	8.4865 to	21.2992	73,631	7.49	(8.71) to	(7.59)
2010	2,375	23.0490		54,737	12.52	15.28
2009	2,304	19.9939		46,063	4.00	30.09
113
2013	36,740	18.5586		681,858	2.54	22.56
2012	37,402	15.1424		566,356	2.59	12.78
2011	38,034	13.4267		510,686	1.82	(3.66)
2010	35,380	13.9373		493,110	2.56	39.37
115
2013	3,072	12.8092		39,382	-	(5.07)
2012	9,171	13.4930		123,782	0.83	7.75
2011	8,520	12.5230		106,731	2.33	11.91 to	11.92
2010	899	11.1892		10,102	0.62	11.89
SDC
2013	28,110	11.2676 to	11.4198	319,087	0.15	0.71
2012	16,057	11.1879 to	11.3391	181,914	1.16	2.24
2011	26,290	10.9423 to	11.0902	289,814	1.14	(0.26) to	0.53
2010	18,688	10.8851 to	11.0322	206,231	1.50	2.41
2009	18,008	10.6286 to	10.7722	193,973	1.93	3.78 to	6.29
SGC
2013	7,729	16.2884 to	17.8840	132,738	1.16	36.91
2012	7,836	11.8971 to	13.0625	98,294	1.31	16.38
2011	3,938	10.2226 to	11.2240	40,271	1.12	1.08 to	2.47
2010	3,753	9.9760		37,438	-	22.13
2009	3,607	8.1685		29,467	1.24	(18.31)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

112		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
	114,763 93,753 66,286	$16.9887 14.5369 13.1478		$1,949,682 1,362,880 871,515	2.34% 2.64 1.37	16.87% 10.56 (7.19) to (2.19)
2013 2012 2011
117
2013	405	19.7439		7,989	1.10	39.94
2012	375	14.1090		5,296	0.09	9.90
2011	276	12.8379		3,542	0.60	(6.32)
2010	181	13.7041		2,479	-	21.62 to	37.04
2009	77	11.2676		866	0.56	12.68
VKM
2013	100	24.5980		2,462	0.25	37.48
2012	114	17.8917		2,040	-	8.49
2011	85	16.4916		1,398	0.30	(7.17)
2010	116	17.7663		2,066	-	77.66
OCF
2013	689	18.4371		12,698	0.98	29.74
2012	709	14.2109		10,080	0.62	14.12
2011	538	12.4528		6,696	0.35	(1.15)
2010	546	12.5976		6,873	0.17	9.42
2009	568	11.5134		6,534	0.30	44.52
OGG
2013	4,111	17.1271		70,411	1.12	26.99
2012	4,313	13.4870		58,162	1.87	20.95
2011	3,679	11.1508		41,011	-	(9.34)
PCR
2013	12,232	8.4373		103,201	1.83	(14.70)
2012	12,761	9.8913		126,220	2.90	5.39
2011	8,783	9.3854		82,429	13.77	(7.56)
PMB
2013	18,067	14.7199 to	32.2082	367,941	5.00	(6.97)
2012	15,778	15.8224 to	34.6206	354,598	4.93	17.90
2011	13,354	13.4198 to	29.3634	266,743	5.35	6.08 to	6.33
2010	6,196	27.6151		171,113	4.91	12.17
2009	6,140	24.6192		151,078	6.02	30.59
SBJ
2013	4,867	10.0478 to	10.2626	49,252	3.11	(7.87)
2012	3,974	10.9058 to	11.1390	43,716	3.72	8.87
2011	3,112	10.0170 to	10.2312	31,511	0.81	(6.31) to	(2.04)

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Ratio1	Total Return2
PRR	5,837	$17.9076		$104,517	1.96%	(9.22%)
2013
2012	4,723	19.7259		93,165	1.06	8.76
2011	4,565	18.1368		82,805	2.13	11.68
2010	5,178	16.2401		84,102	1.44	8.11
2009	4,776	15.0218		71,700	3.28	18.39
PTR
2013	10,595	18.8108		199,583	2.23	(1.96)
2012	9,513	19.1871		182,815	2.57	9.60
2011	9,019	17.5060		158,164	2.49	3.61
2010	5,793	16.8958		98,143	2.41	8.12
2009	5,613	15.6274		87,549	5.21	14.07
SBB
2012	-	-		-	12.44	13.76
2011	1,603	9.0862		14,567	-	(13.13)
SC7
2012	-	-		-	1.61	10.40
2011	4,042	8.5814 to	12.6636	46,379	0.94	(4.64) to	(3.77)
2010	2,667	8.9175 to	13.1597	34,182	0.48	(10.82) to	12.92
2009	2,606	11.6536		30,369	0.43	29.39
116
2012	-	-		-	-	14.54
2011	12	13.9664		165	-	(0.92)
2010	67	14.0954		945	-	26.08
2009	85	11.1801		952	-	11.80
SLC
2012	-	-		-	1.40	10.20
2011	3,494	8.7955 to	10.5128	32,098	0.67	(7.47) to	(6.15)
2010	2,592	9.3719		24,292	-	17.19 to	-
2009	2,277	7.9975		18,211	0.67	(20.03) to	-
SPC
2012	-	-		-	6.42	13.22
2011	2,207	12.5553 to	13.2074	27,796	7.39	4.28
2010	2,124	12.0400 to	12.6652	25,626	7.45	12.71
2009	1,876	10.6827 to	11.2375	20,071	7.93	6.83 to	12.38
114
2012	-	-		-	3.15	8.22
2011	20,600	12.5960		259,471	2.78	3.67 to	3.70
2010	1,825	12.1468		22,173	0.37	7.54 to	21.47
2009	35	11.2948		400	-	12.95

SUN LIFE (N.Y.) VARIABLE ACCOUNT D

(A Separate Account of Sun Life Insurance and Annuity Company of New York)

9. FINANCIAL HIGHLIGHTS (CONTINUED)

		At December 31,			For the years ended December 31,
	Units	Unit Value lowest to highest3		Net Assets	Investment Income Total Ratio1 Return2
SC5	-	$-		$-	0.41%	17.25%
2012
2011	4,694	10.8507 to	18.1586	71,759	0.06	(7.78)
2010	3,054	11.7667 to	19.6914	59,125	0.06	23.17
2009	3,141	9.5532 to	15.9871	49,235	0.03	(4.47) to	30.07
LCG
2012	-	-		-	1.60	12.10
2011	726	11.5858		8,403	0.31	(5.89)
SC2
2012	-	-		-	2.41	6.44
2011	1,735	17.3528		30,103	3.64	7.07
2010	1,832	11.4587 to	16.2072	29,263	3.53	7.69
2009	1,965	10.6407 to	15.0502	29,092	4.56	6.41 to	21.05
SC1
2012	-	-		-	0.08	0.08
2011	72,364	10.1007 to	10.3602	730,986	0.14	0.06 to	0.15
2010	-	10.0667		3	0.08	0.00
2009	7,744	10.0667		77,955	0.04	0.67
TBC
2013	4,635	24.4964		113,539	0.02	41.15
2012	10,041	17.3545		174,266	0.16	18.26
2011	9,717	14.6748		142,601	-	1.52
2010	6,430	14.4558		92,949	-	16.39
2009	6,412	12.4201		79,639	-	42.18

1 Represents the dividends, excluding distributions of capital gains, received by the Sub-Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the underlying fund in which the Sub-Accounts invest.

2 Ratio represents the total return for the year indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of units. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in reduction in the total return presented.

3 These unit values are not a direct calculation of net asset over the number of units allocated to the Sub-Account.

PART C

ITEM 26.  EXHIBITS

A.
Resolution of the Board of Directors of Sun Life Insurance and Annuity Company of New York, dated April 24, 2003, authorizing the establishment of Sun Life (N.Y.) Variable Account D (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

B.	None.

C.	(1)
Principal Underwriting Agreement between Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc., dated February 1, 2003 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)
Amendment One to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(3)
Amendment Two to Principal Underwriting Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on April 27, 2010.)

(4)
Sales Operations and General Agent Agreement  (Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 27, 2012.)

D.	(1)
Flexible Premium Combination Fixed and Variable Life Insurance Policy. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on July 29, 2009.)

(2)
Flexible Premium Combination Fixed and Variable Life Insurance Certificate. (Incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on July 29, 2009.)

(3)
Accelerated Death Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(4)
Payment of Stipulated Premium Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(5)
Waiver of Monthly Deductions Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(6)
Charitable Giving Benefit Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(7)
Enhanced Cash Surrender Value Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(8)
Loan Lapse Protection Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(9)
Long Term Accumulation Rider. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(10)
Travel Assistance Endorsement. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

E.	(1)
Application for Flexible Premium Combination Fixed and Variable Life Insurance Certificate. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on November 27, 2007.)

(2)
Application for Scheduled Increases. (Incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 27, 2010.)

F.
Charter and By-Laws of Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, File No. 333-171640, filed with the Securities and Exchange Commission on March 29, 2011.)

G.
Specimen Reinsurance Contract. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, File No. 333-100829, filed with the Securities and Exchange Commission on October 30, 2002.)

H.	(1)
Participation Agreement, dated April 11, 2000, by and among AIM Variable Insurance Funds, Inc., AIM Distributors, Inc., Sun Life Insurance and Annuity Company of New York and Clarendon Insurance Agency, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8d, File No. 333-67864, filed with the Securities and Exchange Commission on November 6, 2002.)

(2)
Amended and Restated Participation Agreement, dated September 1, 2004, by and among Sun Life Insurance and Annuity Company of New York, Variable Insurance Products Fund and Fidelity Distributors Corporation (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account C on Form N-4, Exhibit 8e, File No. 333-119151, filed with the Securities and Exchange Commission on May 2, 2005.)

(3)
Participation Agreement, dated September 1, 2001, by and among Sun Life Insurance and Annuity Company of New York, Clarendon Insurance Agency, Inc., Alliance Capital Management L.P. and Alliance Fund Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8l, File No. 333-82957, filed with the Securities and Exchange Commission on July 27, 2001.)

(4)
Participation Agreement, dated September 16, 2002, by and among the Franklin Templeton Variable Insurance Products Trust, Franklin Templeton Distributors, Inc, Sun Life Insurance and Annuity Company of New York and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to the Registration Statement of KBL Variable Account A on Form N-4, Exhibit 8g, File No. 333-102278, filed with the Securities and Exchange Commission on December 31, 2002.)

(5a)
Participation Agreement, dated February 17, 1998, by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., and Sun Life Assurance Company of Canada (U.S.) (Incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, Exhibit 8b, File No. 033-41628, filed with the Securities and Exchange Commission on April 26, 1999.)

(5b)
Amendment 3, dated April 17, 2000, to the Participation Agreement by and among Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.)Variable Account J on Form N-6, Exhibit 16b, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(6)
Participation Agreement, dated August 1, 2003, by and among Sun Life Insurance and Annuity Company of New York, Deutsche Asset Management VIT Funds and Deutsche Asset Management, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H10, File No. 333-136433, filed with the Securities and Exchange Commission on August 9, 2006.)

(7)
Participation Agreement, dated September 30, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, First Eagle Sogen Variable Funds, Inc. and Arnhold and S. Bleichroeder, Inc. (Incorporated herein by reference to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H9, File No. 333-143353, filed with the Securities and Exchange Commission on May 30, 2007.)

(8)
Participation Agreement, dated September 16, 2002, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, PIMCO Variable Insurance Trust and PIMCO Funds Distributors LLC. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account I on Form N-6, Exhibit H10, File No. 333-59662, filed with the Securities and Exchange Commission on February 26, 2003.)

(9)
Participation Agreement, dated December 1, 2004, by and among Wanger Advisors Trust, Columbia Funds Distributor, Inc., Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York.  (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit H20, File No. 333-136435, filed with the Securities and Exchange Commission on August 9, 2006.)

(10)
Participation Agreement, dated October 1,2006, by and among  Sun Life Insurance and Annuity Company of New York, The Universal Institutional Funds, Inc., Morgan Stanley Distribution, Inc. and Morgan Stanley Investment Management Inc. (Incorporated herein by reference to Pre-Effective Amendment No. 2 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, File No. 333-136435, filed with the Securities and Exchange Commission on January 18, 2007.)

(11)
Participation Agreement, dated August 6, 2004, by and among Sun Life Insurance and Annuity Company of New York, Van Kampen Life Investments Trust, Van Kampen Funds Inc., Van Kampen Asset Management. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H16, File No. 333-105438, filed with the Securities and Exchange Commission on May 2, 2005).

(12)
Participation Agreement, dated December 31, 2002, by and among Oppenheimer Variable Account Funds, OppenheimerFunds, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to Post-Effective Amendment No. 3 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, Exhibit H17, File No. 333-105438, filed with the Securities and Exchange Commission on May 2, 2005).

(13)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Independence Life and Annuity Company, Columbia Funds Variable Insurance Trust I, Columbia Management Advisors, LLC and Columbia Management Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, Exhibit H22, File No. 333-111688, filed with the Securities and Exchange Commission on April 27, 2007.)

(14)
Participation Agreement, dated April 1, 2007, by and among Sun Life Assurance Company of Canada (U.S.), M Fund, Inc., M Financial Investment Advisers, Inc. and Sun Life Insurance and Annuity Company of New York. (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account I on Form N-6, Exhibit H16, File No. 333-143354, filed with the Securities and Exchange Commission on May 30, 2007.)

(15a)
Participation Agreement, dated May 13, 2004, by and among Sun Life Assurance Company of Canada (U.S.), Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 2 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-111688, filed with the Securities and Exchange Commission on December 30, 2005.)

(15b)
Amendment 1, dated October 1, 2006, to the Participation Agreement by and among Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York, Merrill Lynch Variable Series Funds, Inc., Merrill Lynch Investment Managers, L.P. and FAM Distributors, Inc. (Incorporated herein by reference to Post-Effective Amendment 1 to the Registration Statement of Sun Life (N.Y.) Variable Account J on Form N-6, Exhibit 15b, File No. 333-136435, filed with the Securities and Exchange Commission on April 27, 2007.)

(16)
Participation Agreement, dated December 10, 2012, by and among MFS Variable Insurance Trusts I, II and III, Sun Life Assurance Company of Canada (U.S.), Sun Life Insurance and Annuity Company of New York and Massachusetts Financial Services Company. (Incorporated herein by reference to Post-Effective Amendment No. 24 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account G on Form N-6, File No. 333-65048, filed with the Securities and Exchange Commission on December 10, 2012.)

I.	(1)
Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000 (Incorporated herein by reference to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-105437, filed with the Securities and Exchange Commission on May 21, 2003.)

(2)
Amendment No. 1, dated January 1, 2002, to the Administrative Services Agreement by and between Sun Life Assurance Company of Canada, Sun Life Assurance Company of Canada (U.S.) and Sun Life Insurance and Annuity Company of New York, dated November 21, 2000.  (Incorporated herein by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form N-4, File No. 333-119151, filed with the Securities and Exchange Commission on April 28, 2005.)

(3)
Third Party Administration Agreement between Sun Life Insurance and Annuity Company of New York and McCamish Systems, LLC. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-147646, filed with the Securities and Exchange Commission on April 28, 2008.)

J.	(1)
Powers of Attorney. (Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144646, filed with the Securities and Exchange Commission on August 19, 2013.)

(2)
Resolution of the Board of Directors of the Depositor dated August 2, 2013, authorizing the use of Powers of Attorney for Officer signatures. (Incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on August 19, 2013.)

K.	Legal Opinion.

L.	None.

M.	None.

N.	Consents of Independent Auditors.

O.	None.

P.	None.

Q.	None.

ITEM 27.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address	Positions and Offices With Depositor

Todd L. Boehly c/o Guggenheim Partners, LLC 330 Madison Avenue New York, NY 10017	Director

Donald C. Cacciapaglia c/o Guggenheim Partners, LLC 330 Madison Avenue New York, NY 10017	Director

Dennis A. Cullen 811 Turnberry Lane Northbrook, IL 60062	Director

Homer J. Holland c/o Holland Partners Inc. P.O. Box 832 Carefree, AZ 85377-0832	Director

Richard E. Kipper P.O. Box 529 Woody Creek, CO 81656	Director

Mark R. Walter c/o Guggenheim Partners, LLC 227 W. Monroe St., Suite 4900 Chicago, IL 60606	Director

David E. Sams, Jr. 96 Worcester Street Wellesley Hills, MA 02481	Chief Executive Officer and Director

Andrew F. Kenney 96 Worcester Street Wellesley Hills, MA 02481	Chief Investment Officer

James D. Purvis 96 Worcester Street Wellesley Hills, MA 02481	Chief Operating Officer

Daniel J. Towriss 96 Worcester Street Wellesley Hills, MA 02481	President, Chief Actuary and Chief Risk Officer and Director

Kenneth A. McCullum 96 Worcester Street Wellesley Hills, MA 02481	Executive Vice President, Business Development and In Force Management

Michael S. Bloom 96 Worcester Street Wellesley Hills, MA 02481	Vice President and General Counsel and Secretary

Robert S. Sabatino 96 Worcester Street Wellesley Hills, MA 02481	Vice President, Information Technology and Operations

Michelle Wilcon 96 Worcester Street Wellesley Hills, MA 02481	Vice President, Human Resources and Internal Communications

ITEM 28.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

No person is directly or indirectly controlled by the Registrant.  The Registrant is a separate account of Sun Life Insurance and Annuity Company of New York, a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), which is controlled by Delaware Life Holdings, LLC.

The organization chart of Delaware Life Holdings, LLC is incorporated by reference to Post-Effective Amendment No. 49 to the Registration Statement of Sun Life of Canada (U.S.) Variable Account F on Form N-4, File No. 333-83516, filed April 30, 2014.

None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, the only financial statements being filed are those of Sun Life Insurance and Annuity Company of New York.

ITEM 29.  INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Sun Life Insurance and Annuity Company of New York pursuant to the certificate of incorporation, by-laws, or otherwise, Sun Life (N.Y.) has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by Sun Life (N.Y.) of expenses incurred or paid by a director, officer, controlling person of Sun Life (N.Y.) in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, Sun Life (N.Y.) will submit to a court of appropriate jurisdiction the question whether such indemnification by them is against public policy as expressed in the Act, unless in the opinion of their counsel the matter has been settled by controlling precedent, and will be governed by the final adjudication of such issue.

ITEM 30.  PRINCIPAL UNDERWRITERS

(a)
Clarendon Insurance Agency, Inc., which is a wholly-owned subsidiary of Sun Life Assurance Company of Canada (U.S.), acts as general distributor for the Registrant, Sun Life of Canada (U.S.) Variable Accounts C, D, E, F, G, I, K and L, Keyport Variable Account A, KMA Variable Account, Keyport Variable Account I, KBL Variable Account A, KBL Variable Annuity Account, Sun Life (N.Y.) Variable Accounts A, B, C and N.

(b)	Name and Principal	Position and Offices
	Business Address*	with Underwriter

	Kenneth A. McCullum	President and Director
	Michael K. Moran	Financial Operations Principal and Treasurer and Director
	Michael S. Bloom	Secretary and Director
	Thomas Seitz	Vice President, Distribution
	Kathleen T. Baron	Chief Compliance Officer
	Wayne P. Farmer	Tax Officer
	Maryellen Percuoco	Clerk and Assistant Secretary

*The principal business address of all directors and officers of the principal underwriter is 96 Worcester Street, Wellesley Hills, Massachusetts 02481.

(c)  Not applicable.

ITEM 31.  LOCATION OF ACCOUNTS AND RECORDS

Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are maintained, in whole or in part, by Sun Life Insurance and Annuity Company of New York at its Home Offices at 60 East 42nd Street, Suite 3100, New York, NY 10165,  at the offices of Clarendon Insurance Agency, Inc., at 96 Worcester Street, Wellesley Hills, Massachusetts 02481 or at the offices of Sun Life Assurance Company of Canada (U.S.), at 96 Worcester Street, Wellesley Hills, MA 02481.

ITEM 32.  MANAGEMENT SERVICES

Not applicable.

ITEM 33.  FEE REPRESENTATION

Sun Life Insurance and Annuity Company of New York hereby represents that the aggregate fees and charges under the Certificate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Sun Life Insurance and Annuity Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to the Registration Statement and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf, in the Town of Wellesley Hills, and Commonwealth of Massachusetts on this 1st day of  May, 2014.

SUN LIFE (N.Y.) VARIABLE ACCOUNT D
(Registrant)

SUN LIFE INSURANCE AND ANNUITY COMPANY OF NEW YORK
(Depositor)

By: /s/ Daniel J. Towriss*
Daniel J. Towriss
President

Attest:	/s/ Kenneth N. Crowley
Kenneth N. Crowley
Senior Counsel

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities with the Depositor, Sun Life Insurance and Annuity Company of New York, and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ David E, Sams, Jr.*	Chief Executive Officer and Director	May 1, 2014
David E. Sams, Jr.	(Principal Executive Officer)

/s/ Michael K. Moran*	Vice President and Controller	May 1, 2014
Michael K. Moran	(Principal Financial Officer and Principal Accounting Officer)

*By: /s/ Kenneth N. Crowley	Attorney-in-Fact for:	May 1, 2014
Kenneth N. Crowley	Todd L. Boehly, Director
Donald C. Cacciapaglia, Director
Dennis A. Cullen, Director
Homer J. Holland, Director
Richard E. Kipper, Director
Daniel J. Towriss, Director
Mark R. Walter, Director

*Kenneth N. Crowley has signed this document on the indicated date on behalf of the above Directors and Officers of the Depositor pursuant to powers of attorney duly executed by such persons and a resolution of the Board of Directors authorizing use of powers of attorney for Officer signatures. Resolution of Board of Directors is incorporated herein by reference to Post-Effective Amendment No. 18 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144627, filed with the Securities and Exchange Commission on August 19, 2013.  Powers of attorney are incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement of Sun Life (N.Y.) Variable Account D on Form N-6, File No. 333-144646, filed with the Securities and Exchange Commission on August 19, 2013.

EXHIBIT INDEX

K	Legal Opinion

N	Consents of Independent Auditors

Representation of Counsel Pursuant to Rule 485(b)